UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio	45242
(Address of principal executive offices)	(Zip Code)

CT Corporation 300 E. Lombard St., Suite 1400 Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	ON Equity Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 98.2%			Shares	Value

COMMUNICATION SERVICES – 5.8%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a	)	15,486	$18,482,076

CONSUMER DISCRETIONARY – 6.5%
Adient PLC (Auto Components)			69,845	2,745,607
AutoZone, Inc. (Specialty Retail)	(a	)	10,255	7,954,804
General Motors Co. (Automobiles)			68,295	2,299,493
Lowe’s Cos., Inc. (Specialty Retail)			47,065	5,404,003
Melco Resorts & Entertainment Ltd. – ADR (Hotels, Restaurants & Leisure)			111,341	2,354,862

				20,758,769

CONSUMER STAPLES – 2.9%
Molson Coors Brewing Co. Class B (Beverages)			50,295	3,093,142
Mondelez International, Inc. Class A (Food Products)			140,349	6,029,393

				9,122,535

ENERGY – 10.6%
Apache Corp. (Oil, Gas & Consumable Fuels)			123,657	5,894,729
Devon Energy Corp. (Oil, Gas & Consumable Fuels)			153,231	6,120,046
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)			599,847	10,635,287
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)			34,656	6,036,729
Plains GP Holdings LP Class A (Oil, Gas & Consumable Fuels)			212,247	5,206,419

				33,893,210

FINANCIALS – 17.2%
American International Group, Inc. (Insurance)			162,497	8,651,340
Brighthouse Financial, Inc. (Insurance)	(a	)	90,506	4,003,985
Citigroup, Inc. (Banks)			97,353	6,984,104
Intercontinental Exchange, Inc. (Capital Markets)			97,004	7,264,630
MetLife, Inc. (Insurance)			111,666	5,217,036
Synchrony Financial (Consumer Finance)			262,501	8,158,531
Voya Financial, Inc. (Diversified Financial Svs.)			83,434	4,144,167
Wells Fargo & Co. (Banks)			193,289	10,159,270

				54,583,063

HEALTH CARE – 18.0%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a	)	82,751	11,503,216
Allergan PLC (Pharmaceuticals)			71,054	13,534,366
Biogen, Inc. (Biotechnology)	(a	)	6,887	2,433,246
Bristol-Myers Squibb Co. (Pharmaceuticals)			53,452	3,318,300
Celgene Corp. (Biotechnology)	(a	)	63,781	5,707,762
Merck & Co., Inc. (Pharmaceuticals)			91,408	6,484,483
Mylan N.V. (Pharmaceuticals)	(a	)	219,033	8,016,608
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)			48,245	6,167,641

				57,165,622

Common Stocks (Continued)			Shares	Value

INDUSTRIALS – 12.4%
ABB Ltd. – ADR (Electrical Equip.)			72,795	$1,720,146
AECOM (Construction & Engineering)	(a	)	139,664	4,561,426
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)			51,253	5,018,694
Delta Air Lines, Inc. (Airlines)			97,704	5,650,222
Fluor Corp. (Construction & Engineering)			86,162	5,006,012
Johnson Controls International PLC (Building Products)			150,269	5,259,415
KION Group AG (Machinery)	(b	)	34,556	2,121,775
Owens Corning (Building Products)			48,723	2,644,197
Safran SA (Aerospace & Defense)	(b	)	15,092	2,113,243
TransDigm Group, Inc. (Aerospace & Defense)	(a	)	13,994	5,209,966

				39,305,096

INFORMATION TECHNOLOGY – 14.8%
Cisco Systems, Inc. (Communications Equip.)			138,606	6,743,182
International Business Machines Corp. (IT Svs.)			41,997	6,350,366
Microsoft Corp. (Software)			128,474	14,693,571
Oracle Corp. (Software)			253,350	13,062,726
QUALCOMM, Inc. (Semiconductors & Equip.)			88,654	6,385,748

				47,235,593

MATERIALS – 1.7%
Royal Gold, Inc. (Metals & Mining)			70,133	5,404,449

REAL ESTATE – 3.3%
American Homes 4 Rent Class A (Equity REIT)			219,105	4,796,208
Realogy Holdings Corp. (Real Estate Mgmt. & Development)			276,476	5,706,465

				10,502,673

UTILITIES – 5.0%
AES Corp. (Ind. Power & Renewable Elec.)			506,002	7,084,028
Exelon Corp. (Electric Utilities)			200,742	8,764,396

				15,848,424

Total Common Stocks (Cost $270,315,963)				$312,301,510

Money Market Funds – 1.9%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(c	)	5,854,258	$5,854,844

Total Money Market Funds (Cost $5,854,844)				$5,854,844

Total Investments – 100.1% (Cost $276,170,807)	(d	)		$318,156,354
Liabilities in Excess of Other Assets – (0.1)%				(175,970)

Net Assets – 100.0%				$317,980,384

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $4,235,018 or 1.3% of the Portfolio’s net assets.

(c)	Rate represents the seven-day yield at September 30, 2018.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Bond Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds – 94.7%			Rate	Maturity	Face Amount	Value

COMMUNICATION SERVICES – 4.2%
21st Century Fox America, Inc. (Entertainment)			4.500%	02/15/2021	$1,250,000	$1,285,295
AT&T, Inc. (Diversified Telecom. Svs.)			QL + 118	06/12/2024	2,000,000	2,009,000
AT&T, Inc. (Diversified Telecom. Svs.)			3.400%	05/15/2025	900,000	856,466
AT&T, Inc. (Diversified Telecom. Svs.)	(a	)	4.900%	08/15/2037	1,000,000	954,964
Discovery Communications, LLC (Media)			4.375%	06/15/2021	1,000,000	1,018,980
Discovery Communications, LLC (Media)			3.950%	03/20/2028	900,000	854,400
Netflix, Inc. (Entertainment)	(a	)	5.875%	11/15/2028	3,000,000	2,997,960
Sirius XM Radio, Inc. (Media)	(a	)	5.375%	04/15/2025	1,000,000	1,003,750
Time Warner Cable LLC (Media)			6.550%	05/01/2037	850,000	920,921
Verizon Communications, Inc. (Diversified Telecom. Svs.)			3.850%	11/01/2042	425,000	367,048

						12,268,784

CONSUMER DISCRETIONARY – 6.5%
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)			3.400%	12/06/2027	2,000,000	1,863,316
Amazon.com, Inc. (Internet & Direct Marketing Retail)			3.875%	08/22/2037	900,000	879,917
Booking Holdings, Inc. (Internet & Direct Marketing Retail)			3.550%	03/15/2028	3,000,000	2,866,088
Dollar General Corp. (Multiline Retail)			4.125%	05/01/2028	2,000,000	1,971,379
Expedia Group, Inc. (Internet & Direct Marketing Retail)			5.000%	02/15/2026	3,000,000	3,054,483
General Motors Co. (Automobiles)			5.000%	04/01/2035	900,000	840,394
Hasbro, Inc. (Leisure Products)			3.500%	09/15/2027	2,000,000	1,855,669
L Brands, Inc. (Specialty Retail)			5.250%	02/01/2028	1,000,000	860,300
Lear Corp. (Auto Components)			3.800%	09/15/2027	3,000,000	2,783,647
Magna International, Inc. (Auto Components)			3.625%	06/15/2024	1,000,000	988,881
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)			5.400%	04/01/2024	900,000	873,000

						18,837,074

CONSUMER STAPLES – 6.0%
Anheuser-Busch InBev Finance, Inc. (Beverages)			4.700%	02/01/2036	2,000,000	2,000,295
Anheuser-Busch InBev Finance, Inc. (Beverages)			4.900%	02/01/2046	1,000,000	1,002,140
Anheuser-Busch InBev Worldwide, Inc. (Beverages)			4.600%	04/15/2048	2,000,000	1,934,199
B.A.T Capital Corp. (Tobacco)	(a	)	4.390%	08/15/2037	3,000,000	2,787,761
Campbell Soup Co. (Food Products)			4.150%	03/15/2028	2,000,000	1,903,823
Diageo Capital PLC (Beverages)			QL + 24	05/18/2020	3,000,000	3,004,962
J.M. Smucker Co. / The (Food Products)			3.375%	12/15/2027	3,000,000	2,778,833
Mead Johnson Nutrition Co. (Food Products)			3.000%	11/15/2020	900,000	896,810
Philip Morris International, Inc. (Tobacco)			4.125%	05/17/2021	1,250,000	1,278,012

						17,586,835

ENERGY – 12.5%
Andeavor LLC (Oil, Gas & Consumable Fuels)			3.800%	04/01/2028	4,000,000	3,801,615
Apache Corp. (Oil, Gas & Consumable Fuels)			4.375%	10/15/2028	1,800,000	1,769,667
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)			4.080%	12/15/2047	2,000,000	1,812,135
BP Capital Markets PLC (Oil, Gas & Consumable Fuels)			3.017%	01/16/2027	900,000	846,137
Buckeye Partners LP (Oil, Gas & Consumable Fuels)			4.875%	02/01/2021	1,000,000	1,017,989
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)			4.950%	06/01/2047	3,000,000	3,106,537
Chevron Corp. (Oil, Gas & Consumable Fuels)			2.895%	03/03/2024	900,000	875,818
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)			4.500%	06/01/2025	900,000	909,614
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)			3.750%	10/01/2027	2,000,000	1,908,061
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)			4.950%	06/15/2028	2,000,000	2,035,067
EQT Midstream Partners LP (Oil, Gas & Consumable Fuels)			4.750%	07/15/2023	900,000	912,396
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)			4.114%	03/01/2046	900,000	911,944
Halliburton Co. (Energy Equip. & Svs.)			4.850%	11/15/2035	900,000	940,350
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)			2.650%	02/01/2019	1,400,000	1,398,805
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)			4.150%	03/01/2022	1,000,000	1,011,341
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)			5.300%	12/01/2034	1,000,000	1,032,495
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)			3.850%	06/01/2025	850,000	830,560
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)			4.750%	09/15/2044	1,000,000	965,269
ONEOK, Inc. (Oil, Gas & Consumable Fuels)			6.000%	06/15/2035	1,000,000	1,088,444
Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	(a	)	6.350%	02/12/2048	1,000,000	916,000
Shell International Finance BV (Oil, Gas & Consumable Fuels)			4.000%	05/10/2046	900,000	879,271
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a	)	4.150%	01/15/2048	1,000,000	898,293
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)			2.500%	08/01/2022	1,425,000	1,367,257
Transocean Pontus Ltd. (Energy Equip. & Svs.)	(a	)	6.125%	08/01/2025	1,250,000	1,270,300
Transocean, Inc. (Energy Equip. & Svs.)	(a	)	9.000%	07/15/2023	1,000,000	1,087,500
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)			3.350%	08/15/2022	1,000,000	981,801
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)			3.750%	06/15/2027	1,000,000	954,288
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)			5.400%	03/04/2044	1,000,000	1,031,925

						36,560,879

FINANCIALS – 27.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)			3.300%	01/23/2023	3,000,000	2,889,799
Aflac, Inc. (Insurance)			3.625%	06/15/2023	1,425,000	1,427,744
American Express Co. (Consumer Finance)			2.650%	12/02/2022	2,000,000	1,925,461
American Express Co. (Consumer Finance)			QL + 75	08/03/2023	1,000,000	1,000,434
American International Group, Inc. (Insurance)			3.875%	01/15/2035	2,400,000	2,173,089
Bank of America Corp. (Rate is fixed until 07/21/2020, at which point, the rate becomes QL + 66) (Banks)	(b	)	2.369%	07/21/2021	1,000,000	982,435
Bank of America Corp. (Banks)			3.875%	08/01/2025	850,000	844,503

2	(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)			Rate	Maturity	Face Amount	Value

FINANCIALS (continued)
Bank of America Corp. (Rate is fixed until 01/23/2025, at which point, the rate becomes QL + 81) (Banks)	(b	)	3.366%	01/23/2026	$2,000,000	$1,922,565
Bank of America Corp. (Rate is fixed until 04/24/2037, at which point, the rate becomes QL + 181) (Banks)	(b	)	4.244%	04/24/2038	1,000,000	975,041
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b	)	3.803%	12/15/2032	2,800,000	2,616,152
Bank of New York Mellon Corp. / The (Capital Markets)			3.300%	08/23/2029	3,000,000	2,809,245
Berkshire Hathaway, Inc. (Diversified Financial Svs.)			3.125%	03/15/2026	900,000	867,897
Branch Banking & Trust Co. (Banks)			QL + 22	06/01/2020	3,000,000	3,001,825
Branch Banking & Trust Co. (Banks)			3.625%	09/16/2025	1,180,000	1,159,887
Charles Schwab Corp. / The (Capital Markets)			3.200%	01/25/2028	3,000,000	2,848,618
Citigroup, Inc. (Banks)			5.375%	08/09/2020	1,100,000	1,140,673
Citigroup, Inc. (Banks)			4.400%	06/10/2025	2,000,000	1,995,606
Citigroup, Inc. (Banks)			3.700%	01/12/2026	1,000,000	969,837
Deutsche Bank AG (Capital Markets)			2.700%	07/13/2020	5,000,000	4,897,649
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b	)	4.682%	08/09/2028	900,000	890,748
E*TRADE Financial Corp. (Capital Markets)			2.950%	08/24/2022	1,800,000	1,740,463
Ford Motor Credit Co. LLC (Consumer Finance)			3.157%	08/04/2020	1,400,000	1,386,371
Ford Motor Credit Co. LLC (Consumer Finance)			QL + 88	10/12/2021	2,000,000	1,981,484
General Motors Financial Co., Inc. (Consumer Finance)			3.200%	07/06/2021	900,000	889,157
General Motors Financial Co., Inc. (Consumer Finance)			QL + 99	01/05/2023	2,000,000	2,003,549
General Motors Financial Co., Inc. (Consumer Finance)			4.350%	01/17/2027	1,000,000	954,977
Goldman Sachs Group, Inc. / The (Capital Markets)			3.750%	05/22/2025	1,400,000	1,371,434
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/23/2028, at which point, the rate becomes QL + 116) (Capital Markets)	(b	)	3.814%	04/23/2029	2,000,000	1,906,571
Intercontinental Exchange, Inc. (Capital Markets)			2.750%	12/01/2020	900,000	892,319
Intercontinental Exchange, Inc. (Capital Markets)			3.750%	12/01/2025	1,000,000	998,562
Intercontinental Exchange, Inc. (Capital Markets)			3.750%	09/21/2028	1,000,000	987,322
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)			4.850%	01/15/2027	1,800,000	1,769,261
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)			4.150%	01/23/2030	2,000,000	1,795,961
JPMorgan Chase & Co. (Banks)			3.900%	07/15/2025	2,023,000	2,021,394
JPMorgan Chase & Co. (Banks)			3.625%	12/01/2027	1,800,000	1,696,572
Marsh & McLennan Cos., Inc. (Insurance)			3.500%	06/03/2024	1,400,000	1,369,009
Morgan Stanley (Capital Markets)			QL + 140	10/24/2023	1,260,000	1,294,739
Morgan Stanley (Capital Markets)			3.950%	04/23/2027	1,000,000	959,238
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes QL + 114) (Capital Markets)	(b	)	3.772%	01/24/2029	2,000,000	1,918,683
Nasdaq, Inc. (Capital Markets)			3.850%	06/30/2026	2,000,000	1,928,710
PNC Bank N.A. (Banks)			4.050%	07/26/2028	3,000,000	3,010,842
Progressive Corp. / The (Insurance)			2.450%	01/15/2027	900,000	815,887
Synchrony Financial (Consumer Finance)			4.250%	08/15/2024	900,000	870,124
TD Ameritrade Holding Corp. (Capital Markets)			3.300%	04/01/2027	1,900,000	1,819,253
Teachers Insurance & Annuity Association of America (Insurance)	(a	)	4.270%	05/15/2047	900,000	871,718
Wells Fargo & Co. (Banks)			3.000%	04/22/2026	900,000	837,091
Wells Fargo & Co. (Banks)			4.650%	11/04/2044	1,000,000	979,114
Wells Fargo Bank NA (Banks)			3.550%	08/14/2023	2,000,000	1,990,096
Westpac Banking Corp. (Banks)			QL + 57	01/11/2023	1,000,000	998,026
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)		4.322%	11/23/2031	1,800,000	1,733,499

						81,130,634

HEALTH CARE – 4.9%
AbbVie, Inc. (Biotechnology)			2.900%	11/06/2022	2,850,000	2,768,205
Amgen, Inc. (Biotechnology)			4.100%	06/15/2021	1,000,000	1,017,160
Baxalta, Inc. (Biotechnology)			4.000%	06/23/2025	417,000	412,409
Bayer U.S. Finance II LLC (Pharmaceuticals)	(a	)	4.875%	06/25/2048	2,000,000	1,939,950
Celgene Corp. (Biotechnology)			3.875%	08/15/2025	1,350,000	1,329,267
CVS Health Corp. (Health Care Providers & Svs.)			4.100%	03/25/2025	3,000,000	2,990,681
Humana, Inc. (Health Care Providers & Svs.)			2.500%	12/15/2020	2,000,000	1,963,042
Humana, Inc. (Health Care Providers & Svs.)			2.900%	12/15/2022	2,000,000	1,937,465

						14,358,179

INDUSTRIALS – 4.9%
Aircastle Ltd. (Trading Companies & Distributors)			4.125%	05/01/2024	4,000,000	3,922,393
Burlington Northern Santa Fe, LLC (Road & Rail)			4.550%	09/01/2044	900,000	935,805
FedEx Corp. (Air Freight & Logistics)			4.900%	01/15/2034	1,425,000	1,509,028
Lockheed Martin Corp. (Aerospace & Defense)			3.350%	09/15/2021	1,000,000	999,893
Lockheed Martin Corp. (Aerospace & Defense)			3.600%	03/01/2035	1,000,000	934,078
Northrop Grumman Corp. (Aerospace & Defense)			2.930%	01/15/2025	3,900,000	3,702,110
Parker-Hannifin Corp. (Machinery)			4.200%	11/21/2034	1,400,000	1,400,099
Union Pacific Corp. (Road & Rail)			3.250%	08/15/2025	1,000,000	969,663

						14,373,069

INFORMATION TECHNOLOGY – 2.7%
Apple, Inc. (Tech. Hardware, Storage & Periph.)			2.500%	02/09/2025	1,000,000	944,533
Apple, Inc. (Tech. Hardware, Storage & Periph.)			3.350%	02/09/2027	900,000	879,897

3	(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	$ 850,000	$873,401
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	900,000	901,620
Microsoft Corp. (Software)		4.100%	02/06/2037	900,000	926,828
Microsoft Corp. (Software)		4.450%	11/03/2045	900,000	962,229
Oracle Corp. (Software)		4.300%	07/08/2034	1,500,000	1,530,186
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	900,000	886,853

					7,905,547

MATERIALS – 9.2%
Anglo American Capital PLC (Metals & Mining)	(a)	3.750%	04/10/2022	1,000,000	987,170
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	974,448
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	900,000	829,103
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,900,000	1,818,944
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,004,207
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	2,900,000	2,592,020
Martin Marietta Materials, Inc. (Construction Materials)		3.500%	12/15/2027	4,000,000	3,665,321
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	12/15/2047	1,000,000	852,643
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	2,900,931
Packaging Corp. of America (Containers & Packaging)		2.450%	12/15/2020	2,000,000	1,961,029
Packaging Corp. of America (Containers & Packaging)		3.400%	12/15/2027	2,000,000	1,878,803
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,626,501
Syngenta Finance N.V. (Chemicals)	(a)	4.441%	04/24/2023	1,000,000	993,728
Syngenta Finance N.V. (Chemicals)	(a)	5.182%	04/24/2028	1,000,000	956,256
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	2,800,000	2,633,350

					26,674,454

REAL ESTATE – 7.9%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	900,000	863,105
Boston Properties LP (Equity REIT)		3.125%	09/01/2023	925,000	899,165
Camden Property Trust (Equity REIT)		4.250%	01/15/2024	900,000	910,073
Crown Castle International Corp. (Equity REIT)		4.000%	03/01/2027	1,800,000	1,742,935
DDR Corp. (Equity REIT)		3.625%	02/01/2025	1,721,000	1,629,979
Federal Realty Investment Trust (Equity REIT)		3.000%	08/01/2022	1,425,000	1,393,703
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027	4,800,000	4,497,525
HCP, Inc. (Equity REIT)		4.000%	06/01/2025	1,500,000	1,471,993
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	1,400,000	1,357,850
Healthcare Realty Trust, Inc. (Equity REIT)		3.625%	01/15/2028	1,000,000	930,055
Hospitality Properties Trust (Equity REIT)		4.250%	02/15/2021	1,000,000	1,007,406
Kilroy Realty LP (Equity REIT)		3.450%	12/15/2024	1,000,000	956,092
Simon Property Group LP (Equity REIT)		3.750%	02/01/2024	1,475,000	1,475,665
Vornado Realty LP (Equity REIT)		3.500%	01/15/2025	3,000,000	2,870,798
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	1,000,000	996,403

					23,002,747

UTILITIES – 8.1%
AEP Transmission Co., LLC (Electric Utilities)		4.000%	12/01/2046	900,000	851,766
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,377,115
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,025,703
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,797,683
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	900,000	909,685
DTE Electric Co. (Electric Utilities)		3.375%	03/01/2025	1,000,000	980,034
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	900,000	789,673
Duke Energy Florida, LLC (Electric Utilities)		2.100%	12/15/2019	1,250,000	1,242,451
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	3,000,000	2,827,044
LG&E & KU Energy LLC (Electric Utilities)		4.375%	10/01/2021	1,000,000	1,019,385
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.800%	01/15/2023	3,000,000	2,899,596
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	3,000,000	2,736,337
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	955,000
Southern Co. Gas Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,019,997
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,000,000	1,001,768
Virginia Electric & Power Co. (Electric Utilities)		3.450%	02/15/2024	1,255,000	1,241,059
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,017,522

					23,691,818

Total Corporate Bonds (Cost $285,052,666)					$276,390,020

Asset-Backed Securities – 2.5%		Rate	Maturity	Face Amount	Value

INDUSTRIALS – 2.5%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$2,500,000	$2,407,600
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	3,467,251	3,399,709
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	1,722,917	1,655,054

Total Asset-Backed Securities (Cost $7,693,810)					$7,462,363

4	(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Sovereign Issues – 1.0%		Rate	Maturity	Face Amount	Value
Mexico Government International Bond		3.750%	01/11/2028	$3,000,000	$2,857,500

Total Sovereign Issues (Cost $2,987,908)					$2,857,500

Money Market Funds – 0.9%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(c)			2,515,285	$2,515,536

Total Money Market Funds (Cost $2,515,536)					$2,515,536

Total Investments – 99.1% (Cost $298,249,920)	(d)				$289,225,419
Other Assets in Excess of Liabilities – 0.9%					2,484,943

Net Assets – 100.0%					$291,710,362

Percentages are stated as a percent of net assets.

Abbreviations:

QL:              Quarterly U.S. LIBOR Rate, 2.398% at 09/30/2018

USISDA05: USD ICE Swap Rate 11:00 am NY 5 Year, 3.062% at 09/30/2018

USSW5:      USD Swap Semi 30/360 5 Year, 3.071% at 09/30/2018

Footnotes:

(a)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2018, the value of these securities totaled $21,876,501, or 7.5% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)

Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2018.

(c)	Rate represents the seven-day yield at September 30, 2018.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

5

Ohio National Fund, Inc.	ON Omni Portfolio
Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 77.9%		Shares	Value

COMMUNICATION SERVICES – 6.1%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	1,538	$1,835,557
Lions Gate Entertainment Corp. Class A (Entertainment)		1,176	28,683
Netflix, Inc. (Entertainment)	(a)	3,933	1,471,453
Twitter, Inc. (Interactive Media & Svs.)	(a)	34,030	968,494

			4,304,187

CONSUMER DISCRETIONARY – 13.0%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	6,246	1,029,091
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	1,394	2,792,182
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	20,051	1,151,529
PVH Corp. (Textiles, Apparel & Luxury Goods)		8,162	1,178,593
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		7,640	992,742
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		22,237	1,117,854
Tiffany & Co. (Specialty Retail)		7,351	948,058

			9,210,049

CONSUMER STAPLES – 4.5%
Coca-Cola Co. / The (Beverages)		23,966	1,106,989
Conagra Brands, Inc. (Food Products)		29,414	999,194
Kraft Heinz Co. / The (Food Products)		19,288	1,062,962

			3,169,145

ENERGY – 2.3%
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2,393	305,275
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		11,874	370,350
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		5,539	964,838

			1,640,463

FINANCIALS – 11.0%
Bank of America Corp. (Banks)		46,271	1,363,143
Capital One Financial Corp. (Consumer Finance)		10,958	1,040,243
Citigroup, Inc. (Banks)		15,783	1,132,272
Goldman Sachs Group, Inc. / The (Capital Markets)		5,504	1,234,217
Hartford Financial Services Group, Inc. / The (Insurance)		22,258	1,112,010
JPMorgan Chase & Co. (Banks)		8,308	937,475
Lincoln National Corp. (Insurance)		13,945	943,519

			7,762,879

HEALTH CARE – 6.4%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	16,352	1,006,465
Biogen, Inc. (Biotechnology)	(a)	3,342	1,180,762
Loxo Oncology, Inc. (Biotechnology)	(a)	3,520	601,322
Sage Therapeutics, Inc. (Biotechnology)	(a)	7,864	1,110,790
Teleflex, Inc. (Health Care Equip. & Supplies)		2,434	647,663

			4,547,002

INDUSTRIALS – 13.1%
Boeing Co. / The (Aerospace & Defense)		3,193	1,187,477
Caterpillar, Inc. (Machinery)		8,083	1,232,577
CSX Corp. (Road & Rail)		14,981	1,109,343
Deere & Co. (Machinery)		7,650	1,150,024
Evoqua Water Technologies Corp. (Machinery)	(a)	47,512	844,763
FedEx Corp. (Air Freight & Logistics)		4,728	1,138,455
Quanta Services, Inc. (Construction & Engineering)	(a)	10,039	335,102
Union Pacific Corp. (Road & Rail)		7,059	1,149,417
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	10,035	1,145,696

			9,292,854

INFORMATION TECHNOLOGY – 18.3%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		7,822	1,765,738
Applied Materials, Inc. (Semiconductors & Equip.)		28,506	1,101,757
Broadcom, Inc. (Semiconductors & Equip.)		4,587	1,131,750
DXC Technology Co. (IT Svs.)		12,380	1,157,778
KLA-Tencor Corp. (Semiconductors & Equip.)		10,651	1,083,313
Marvell Technology Group Ltd. (Semiconductors & Equip.)		71,126	1,372,732
Mastercard, Inc. Class A (IT Svs.)		5,183	1,153,788
Microsoft Corp. (Software)		11,369	1,300,272
NVIDIA Corp. (Semiconductors & Equip.)		3,190	896,454

6	(continued)

Ohio National Fund, Inc.	ON Omni Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
QUALCOMM, Inc. (Semiconductors & Equip.)	19,613	$1,412,724
Xilinx, Inc. (Semiconductors & Equip.)	7,299	585,161

		12,961,467

MATERIALS – 3.2%
DowDuPont, Inc. (Chemicals)	19,051	1,225,170
Praxair, Inc. (Chemicals)	6,671	1,072,230

		2,297,400

Total Common Stocks (Cost $51,694,081)		$55,185,446

Corporate Bonds – 16.8%		Rate	Maturity	Face Amount	Value

COMMUNICATION SERVICES – 0.8%
21st Century Fox America, Inc. (Entertainment)		4.500%	02/15/2021	$ 100,000	$102,824
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	100,000	95,163
Discovery Communications, LLC (Media)		3.950%	03/20/2028	100,000	94,933
Time Warner Cable LLC (Media)		6.550%	05/01/2037	150,000	162,515
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	64,773
Viacom, Inc. (Entertainment)		4.250%	09/01/2023	75,000	75,555

					595,763

CONSUMER DISCRETIONARY – 1.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	100,000	97,768
Booking Holdings, Inc. (Internet & Direct Marketing Retail)		3.550%	03/15/2028	200,000	191,073
General Motors Co. (Automobiles)		5.000%	04/01/2035	100,000	93,377
Lear Corp. (Auto Components)		5.250%	01/15/2025	222,000	229,334
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		5.400%	04/01/2024	100,000	97,000

					708,552

CONSUMER STAPLES – 0.4%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036	100,000	100,015
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	100,000	99,645
Philip Morris International, Inc. (Tobacco)		3.375%	08/11/2025	100,000	97,346

					297,006

ENERGY – 2.5%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.375%	10/15/2028	200,000	196,630
BP Capital Markets PLC (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	100,000	94,015
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		4.950%	06/01/2047	100,000	103,551
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	100,000	97,313
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	100,000	101,068
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	96,815
EQT Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	100,000	101,377
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	101,327
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	104,483
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	75,851
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	146,570
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.000%	07/13/2027	150,000	144,975
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	100,000	97,697
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	71,961
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	109,000	107,016
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	103,193

					1,743,842

FINANCIALS – 6.3%
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	75,144
American International Group, Inc. (Insurance)		3.875%	01/15/2035	100,000	90,545
Bank of America Corp. (Banks)		3.875%	08/01/2025	150,000	149,030
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	200,000	186,868
Bank of New York Mellon Corp. / The (Capital Markets)		3.300%	08/23/2029	200,000	187,283
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	100,000	96,433
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	100,000	98,296
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	200,000	199,693
Citigroup, Inc. (Banks)		4.400%	06/10/2025	100,000	99,780
Comerica, Inc. (Banks)		3.800%	07/22/2026	100,000	96,215
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020	200,000	195,906
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b)	4.682%	08/09/2028	100,000	98,972
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	200,000	193,385

7	(continued)

Ohio National Fund, Inc.	ON Omni Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

FINANCIALS (continued)
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	$ 100,000	$99,026
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	100,000	98,795
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	100,000	97,960
Intercontinental Exchange, Inc. (Capital Markets)		2.750%	12/01/2020	100,000	99,147
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	200,000	196,585
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	98,868
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	200,000	188,508
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	97,786
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	100,368
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	100,000	95,924
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	100,000	96,435
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	200,000	203,059
PNC Bank N.A. (Banks)		3.250%	06/01/2025	195,000	189,003
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	100,000	90,654
Raymond James Financial, Inc. (Capital Markets)		3.625%	09/15/2026	100,000	95,582
S&P Global, Inc. (Capital Markets)		4.000%	06/15/2025	150,000	150,363
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	100,000	96,680
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	150,000	143,625
Teachers Insurance & Annuity Association of America (Insurance)	(c)	4.270%	05/15/2047	100,000	96,858
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	74,877
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	100,000	93,010
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)	4.322%	11/23/2031	200,000	192,611

					4,463,274

HEALTH CARE – 0.5%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	150,000	145,695
Baxalta, Inc. (Biotechnology)		4.000%	06/23/2025	30,000	29,670
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	150,000	147,696

					323,061

INDUSTRIALS – 0.8%
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	100,000	103,978
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	75,000	79,423
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	93,408
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	100,000	94,926
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	100,007
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	96,966

					568,708

INFORMATION TECHNOLOGY – 1.2%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	100,000	94,453
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3.350%	02/09/2027	100,000	97,766
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	150,000	154,130
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	100,000	100,180
Microsoft Corp. (Software)		4.100%	02/06/2037	100,000	102,981
Microsoft Corp. (Software)		4.450%	11/03/2045	100,000	106,914
Oracle Corp. (Software)		4.300%	07/08/2034	100,000	102,013
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	100,000	98,539

					856,976

MATERIALS – 1.0%
Anglo American Capital PLC (Metals & Mining)	(c)	4.000%	09/11/2027	100,000	92,122
CF Industries, Inc. (Chemicals)	(c)	4.500%	12/01/2026	150,000	148,924
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	100,000	95,734
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	100,000	89,380
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	100,000	96,698
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	200,000	188,096

					710,954

REAL ESTATE – 1.4%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	100,000	95,901
Boston Properties LP (Equity REIT)		3.125%	09/01/2023	75,000	72,905
Camden Property Trust (Equity REIT)		4.250%	01/15/2024	100,000	101,119
Crown Castle International Corp. (Equity REIT)		4.000%	03/01/2027	200,000	193,659
Federal Realty Investment Trust (Equity REIT)		3.000%	08/01/2022	75,000	73,353
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027	200,000	187,397
HCP, Inc. (Equity REIT)		4.000%	06/01/2025	100,000	98,133

8	(continued)

Ohio National Fund, Inc.	ON Omni Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)	Rate	Maturity	Face Amount	Value

REAL ESTATE (continued)
Healthcare Realty Trust, Inc. (Equity REIT)	3.875%	05/01/2025	$ 100,000	$96,989
Simon Property Group LP (Equity REIT)	3.750%	02/01/2024	75,000	75,034

				994,490

UTILITIES – 0.9%
AEP Transmission Co., LLC (Electric Utilities)	4.000%	12/01/2046	100,000	94,641
American Water Capital Corp. (Water Utilities)	4.300%	12/01/2042	100,000	98,365
Berkshire Hathaway Energy Co. (Multi-Utilities)	3.250%	04/15/2028	100,000	94,615
Commonwealth Edison Co. (Electric Utilities)	4.350%	11/15/2045	100,000	101,076
Duke Energy Corp. (Electric Utilities)	3.750%	09/01/2046	100,000	87,742
Fortis, Inc. (Electric Utilities)	3.055%	10/04/2026	100,000	91,709
South Carolina Electric & Gas Co. (Electric Utilities)	4.350%	02/01/2042	75,000	71,625

				639,773

Total Corporate Bonds (Cost $12,171,658)				$11,902,399

Master Limited Partnerships – 1.6%	Shares	Value

FINANCIALS – 1.6%
Blackstone Group LP / The (Capital Markets)	30,233	$1,151,273

Total Master Limited Partnerships (Cost $1,069,754)		$1,151,273

U.S. Treasury Obligations – 1.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.500%	05/15/2020	$ 100,000	$97,977
U.S. Treasury Note		1.750%	05/15/2022	200,000	192,031
U.S. Treasury Note		2.000%	04/30/2024	400,000	380,063
U.S. Treasury Note		1.500%	08/15/2026	400,000	357,234

Total U.S. Treasury Obligations (Cost $1,043,320)					$1,027,305

Asset-Backed Securities – 0.5%		Rate	Maturity	Face Amount	Value
INDUSTRIALS – 0.5%
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	$144,469	$141,654
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	191,435	183,895

Total Asset-Backed Securities (Cost $335,936)					$325,549

Money Market Funds – 1.6%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(d)			1,136,346	$1,136,460

Total Money Market Funds (Cost $1,136,460)					$1,136,460

Total Investments – 99.9% (Cost $67,451,209)	(e)				$70,728,432
Other Assets in Excess of Liabilities – 0.1%					73,523

Net Assets – 100.0%					$70,801,955

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:           American Depositary Receipts

USISDA05: USD ICE Swap Rate 11:00 am NY 5 Year, 3.062% at 09/30/2018

USSW5:      USD Swap Semi 30/360 5 Year, 3.071% at 09/30/2018

Footnotes:

(a)	Non-income producing security.
(b)

Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2018.

(c)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2018, the value of these securities totaled $337,904, or 0.5% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(d)	Rate represents the seven-day yield at September 30, 2018.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

9

Ohio National Fund, Inc.	ON Capital Appreciation Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 99.4%		Shares	Value

COMMUNICATION SERVICES – 11.0%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,002	$2,389,327
Comcast Corp. Class A (Media)		30,309	1,073,242
Eventbrite, Inc. Class A (Interactive Media & Svs.)	(a)	1,350	51,259
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	8,020	1,318,969
Inmarsat PLC (Diversified Telecom. Svs.)	(b)	166,948	1,086,791
Liberty Global PLC Class C (Media)	(a)	60,564	1,705,482
Spotify Technology SA (Entertainment)	(a)	5,334	964,547
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	21,890	893,787
Twenty-First Century Fox, Inc. Class A (Entertainment)		34,122	1,580,872
Viacom, Inc. Class B (Entertainment)		55,547	1,875,267

			12,939,543

CONSUMER DISCRETIONARY – 13.3%
Carnival Corp. (Hotels, Restaurants & Leisure)		14,715	938,376
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		71,019	1,436,714
Houghton Mifflin Harcourt Co. (Diversified Consumer Svs.)	(a)	131,675	921,725
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		13,766	1,095,636
International Game Technology PLC (Hotels, Restaurants & Leisure)		79,757	1,575,201
Laureate Education, Inc. Class A (Diversified Consumer Svs.)	(a)	81,020	1,250,949
MGM Resorts International (Hotels, Restaurants & Leisure)		52,555	1,466,810
Playa Hotels & Resorts N.V. (Hotels, Restaurants & Leisure)	(a)	131,731	1,268,569
Qurate Retail, Inc. (Internet & Direct Marketing Retail)	(a)	49,550	1,100,505
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	48,116	1,512,286
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		35,899	1,804,643
Wendy’s Co. / The (Hotels, Restaurants & Leisure)		67,404	1,155,305

			15,526,719

CONSUMER STAPLES – 4.1%
Conagra Brands, Inc. (Food Products)		19,678	668,462
Mondelez International, Inc. Class A
(Food Products)		41,369	1,777,212
Philip Morris International, Inc. (Tobacco)		10,764	877,696
Walmart, Inc. (Food & Staples Retailing)		15,637	1,468,471

			4,791,841

ENERGY – 6.3%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		19,760	1,332,022
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	9,806	1,497,866
Halliburton Co. (Energy Equip. & Svs.)		25,103	1,017,425
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		57,761	1,801,566
TechnipFMC PLC (Energy Equip. & Svs.)		54,630	1,707,187

			7,356,066

FINANCIALS – 16.5%
Bank of America Corp. (Banks)		23,007	677,786
BB&T Corp. (Banks)		39,105	1,898,157
Brighthouse Financial, Inc. (Insurance)	(a)	26,392	1,167,582
Chubb Ltd. (Insurance)		5,989	800,370
Citigroup, Inc. (Banks)		28,733	2,061,306
Goldman Sachs Group, Inc. / The (Capital Markets)		8,155	1,828,677
Gores Holdings II, Inc. Class A (Capital Markets)	(a)	92,897	986,566
JPMorgan Chase & Co. (Banks)		21,023	2,372,235
MetLife, Inc. (Insurance)		40,713	1,902,111
Morgan Stanley (Capital Markets)		21,114	983,279

Common Stocks (Continued)		Shares	Value

FINANCIALS (continued)
Pinnacle Financial Partners, Inc. (Banks)		18,249	$1,097,677
PNC Financial Services Group, Inc. / The (Banks)		13,820	1,882,146
Wells Fargo & Co. (Banks)		31,546	1,658,058

			19,315,950

HEALTH CARE – 13.5%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	13,739	1,909,858
Allergan PLC (Pharmaceuticals)		11,076	2,109,757
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	18,429	1,787,060
Bristol-Myers Squibb Co. (Pharmaceuticals)		31,403	1,949,498
Celgene Corp. (Biotechnology)	(a)	15,799	1,413,853
Centene Corp. (Health Care Providers & Svs.)	(a)	8,412	1,217,889
Cigna Corp. (Health Care Providers & Svs.)		8,935	1,860,714
Merck & Co., Inc. (Pharmaceuticals)		22,468	1,593,880
Siemens Healthineers AG (Health Care Equip. & Supplies)	(a)(c)	19,907	875,406
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		4,157	1,105,928

			15,823,843

INDUSTRIALS – 15.0%
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	29,433	1,065,180
Caterpillar, Inc. (Machinery)		8,435	1,286,253
Delta Air Lines, Inc. (Airlines)		31,909	1,845,297
Emerson Electric Co. (Electrical Equip.)		19,879	1,522,334
GrafTech International Ltd. (Electrical Equip.)		44,735	872,780
ManpowerGroup, Inc. (Professional Svs.)		12,609	1,083,870
Mobile Mini, Inc. (Commercial Svs. & Supplies)		22,375	981,144
Nielsen Holdings PLC (Professional Svs.)		62,969	1,741,722
Trinity Industries, Inc. (Machinery)		45,315	1,660,342
Union Pacific Corp. (Road & Rail)		14,099	2,295,740
United Technologies Corp. (Aerospace & Defense)		16,274	2,275,268
Univar, Inc. (Trading Companies & Distributors)	(a)	29,446	902,814

			17,532,744

INFORMATION TECHNOLOGY – 12.9%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		9,844	2,222,185
BlackBerry Ltd. (Software)	(a)	135,054	1,536,915
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		21,724	1,335,374
Microsoft Corp. (Software)		22,730	2,599,630
PTC, Inc. (Software)	(a)	10,829	1,149,931
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	43,660	1,132,977
QUALCOMM, Inc. (Semiconductors & Equip.)		28,826	2,076,337
Teradata Corp. (IT Svs.)	(a)	36,112	1,361,784
Verint Systems, Inc. (Software)	(a)	33,464	1,676,546

			15,091,679

MATERIALS – 5.3%
Agnico Eagle Mines Ltd. (Metals & Mining)		29,238	999,940
Albemarle Corp. (Chemicals)		14,690	1,465,768
DowDuPont, Inc. (Chemicals)		25,568	1,644,278
Graphic Packaging Holding Co. (Containers & Packaging)		94,117	1,318,579
Lundin Mining Corp. (Metals & Mining)		152,579	807,990

			6,236,555

REAL ESTATE – 1.5%
CoreCivic, Inc. (Equity REIT)		73,999	1,800,396

Total Common Stocks (Cost $102,593,143)			$116,415,336

10	(continued)

Ohio National Fund, Inc.	ON Capital Appreciation Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Money Market Funds – 0.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(d)	680,683	$680,751

Total Money Market Funds (Cost $680,751)			$680,751

Total Investments – 100.0% (Cost $103,273,894)	(e)		$117,096,087
Other Assets in Excess of Liabilities – 0.0%			26,572

Net Assets – 100.0%			$117,122,659

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,980,578 or 1.7% of the Portfolio’s net assets.

(c)

As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $875,406 or 0.7% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Rate represents the seven-day yield at September 30, 2018.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON International Equity Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 94.6%		Shares	Value

UNITED KINGDOM – 18.0%
Aon PLC (Financials)		95,200	$14,639,856
British American Tobacco PLC (Consumer Staples)	(a)	260,733	12,155,502
Compass Group PLC (Consumer Discretionary)	(a)	575,196	12,788,515
Diageo PLC (Consumer Staples)	(a)	173,641	6,151,767
Howden Joinery Group PLC (Industrials)	(a)	773,715	4,724,873
Informa PLC (Communication Services)	(a)	724,830	7,199,381
Melrose Industries PLC (Industrials)	(a)	2,353,437	6,125,960
Prudential PLC (Financials)	(a)	856,800	19,644,756
RELX PLC (Industrials)	(a)	398,624	8,385,710
RSA Insurance Group PLC (Financials)	(a)	774,053	5,799,347
Unilever PLC (Consumer Staples)	(a)	217,689	11,958,550

			109,574,217

JAPAN – 16.6%
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	432,619	12,820,147
Don Quijote Holdings Co. Ltd. (Consumer Discretionary)	(a)	331,300	16,764,987
Isuzu Motors Ltd. (Consumer Discretionary)	(a)	277,300	4,371,506
Kao Corp. (Consumer Staples)	(a)	101,110	8,167,442
KDDI Corp. (Communication Services)	(a)	285,000	7,862,219
Makita Corp. (Industrials)	(a)	194,600	9,744,820
Nexon Co. Ltd. (Communication Services)	(a)(b)	556,900	7,279,520
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	76,600	6,772,069
Sony Corp. (Consumer Discretionary)	(a)	133,500	8,115,150
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	250,800	10,093,161
Yamaha Corp. (Consumer Discretionary)	(a)	175,600	9,304,670

			101,295,691

FRANCE – 9.8%
Air Liquide SA (Materials)	(a)	45,842	6,020,072
Capgemini SE (Information Technology)	(a)	74,384	9,364,780
Cie de Saint-Gobain (Industrials)	(a)	132,170	5,696,659
Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	(a)	46,300	5,526,171
Safran SA (Industrials)	(a)	91,354	12,791,754
Societe Generale SA (Financials)	(a)	136,905	5,878,754
Valeo SA (Consumer Discretionary)	(a)	112,839	4,886,028
Vinci SA (Industrials)	(a)	97,044	9,232,751

			59,396,969

SWITZERLAND – 7.1%
Ferguson PLC (Industrials)	(a)	182,901	15,514,001
Julius Baer Group Ltd. (Financials)	(a)	128,636	6,428,726
Novartis AG (Health Care)	(a)	249,850	21,506,701

			43,449,428

NETHERLANDS – 6.3%
ABN AMRO Group N.V. (Financials)	(a)	247,879	6,750,760
Royal Dutch Shell PLC (Energy)	(a)	588,250	20,170,177
Wolters Kluwer N.V. (Industrials)	(a)	182,789	11,395,047

			38,315,984

CANADA – 5.9%
Canadian National Railway Co. (Industrials)		74,100	6,649,007
National Bank of Canada (Financials)		196,044	9,791,196
Rogers Communications, Inc. Class B (Communication Services)		138,100	7,102,530
Suncor Energy, Inc. (Energy)		326,100	12,618,340

			36,161,073

GERMANY – 4.2%
Fresenius SE & Co. KGaA (Health Care)	(a)	107,456	7,879,776
SAP SE (Information Technology)	(a)	145,129	17,845,576

			25,725,352

Common Stocks (Continued)		Shares	Value

IRELAND – 3.8%
Medtronic PLC (Health Care)		155,170	$15,264,073
Ryanair Holdings PLC – ADR (Industrials)	(b)	78,620	7,550,665

			22,814,738

UNITED STATES – 3.1%
Nordea Bank AB (Financials)	(a)	835,543	9,091,203
Shire PLC (Health Care)	(a)	157,801	9,533,690

			18,624,893

SWEDEN – 2.9%
Assa Abloy AB Class B (Industrials)	(a)	548,185	10,987,755
Epiroc AB Class A (Industrials)	(b)(c)	582,591	6,509,360

			17,497,115

NORWAY – 2.8%
Equinor ASA (Energy)	(a)	281,286	7,908,711
Telenor ASA (Communication Services)	(a)	472,563	9,241,258

			17,149,969

SINGAPORE – 2.1%
DBS Group Holdings Ltd. (Financials)	(a)	449,720	8,579,372
NetLink NBN Trust (Communication Services)	(a)	7,310,200	4,171,138

			12,750,510

AUSTRALIA – 1.7%
BHP Billiton PLC (Materials)	(a)	486,034	10,606,035

FINLAND – 1.4%
Sampo Oyj (Financials)	(a)	168,253	8,706,922

SPAIN – 1.4%
Red Electrica Corp. SA (Utilities)	(a)	407,681	8,522,797

BELGIUM – 1.4%
Anheuser-Busch InBev SA/N.V.
(Consumer Staples)	(a)	95,366	8,347,921

DENMARK – 1.3%
Carlsberg A/S Class B (Consumer Staples)	(a)	67,473	8,091,704

TAIWAN – 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Information Technology)		156,700	6,919,872

INDIA – 1.0%
ICICI Bank Ltd. – ADR (Financials)		689,410	5,853,091

LUXEMBOURG – 0.9%
Tenaris SA (Energy)	(a)	332,153	5,562,712

BRAZIL – 0.7%
Cielo SA (Information Technology)		1,424,100	4,319,675

ISRAEL – 0.6%
Bank Leumi Le-Israel BM (Financials)	(a)	568,594	3,747,238

HONG KONG – 0.5%
Techtronic Industries Co. Ltd. (Consumer Discretionary)	(a)	489,500	3,122,368

Total Common Stocks (Cost $581,938,150)			$576,556,274

Preferred Securities – 0.9%		Quantity	Value

GERMANY – 0.9%
Volkswagen AG (Consumer Discretionary)	(a)	31,655	$5,559,020

Total Preferred Securities (Cost $6,529,131)			$5,559,020

12	(continued)

Ohio National Fund, Inc.	ON International Equity Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Money Market Funds – 3.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(d)	19,798,241	$19,800,221

Total Money Market Funds (Cost $19,800,221)			$19,800,221

Total Investments – 98.7% (Cost $608,267,502)	(e)		$601,915,515
Other Assets in Excess of Liabilities – 1.3%			7,685,055

Net Assets – 100.0%			$609,600,570

Percentages are stated as a percent of net assets.

Abbreviations:

        ADR:   American Depositary Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $484,897,629 or 79.5% of the Portfolio’s net assets.

(b)	Non-income producing security.

(c)

As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $6,509,360 or 1.1% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Rate represents the seven-day yield at September 30, 2018.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Foreign Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 96.2%		Shares	Value

UNITED KINGDOM – 15.9%
Aviva PLC (Financials)	(a)	101,510	$647,681
BAE Systems PLC (Industrials)	(a)	81,915	671,700
Barclays PLC (Financials)	(a)	365,548	810,794
BP PLC (Energy)	(a)	351,491	2,694,087
Cobham PLC (Industrials)	(a)(b)	316,732	481,279
HSBC Holdings PLC (Financials)	(a)	130,200	1,136,045
Johnson Matthey PLC (Materials)	(a)	22,993	1,066,949
Kingfisher PLC (Consumer Discretionary)	(a)	251,765	851,274
SIG PLC (Industrials)	(a)	122,010	201,575
Standard Chartered PLC (Financials)	(a)	187,699	1,555,125
Travis Perkins PLC (Industrials)	(a)	2,300	31,917
Vodafone Group PLC (Communication Services)	(a)	229,512	491,758

			10,640,184

FRANCE – 10.1%
AXA SA (Financials)	(a)	35,044	939,028
BNP Paribas SA (Financials)	(a)	25,444	1,558,104
Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	(a)	4,449	531,014
Sanofi (Health Care)	(a)	16,669	1,489,328
TOTAL SA (Energy)	(a)	25,293	1,644,570
Veolia Environnement SA (Utilities)	(a)	30,178	602,191

			6,764,235

JAPAN – 10.0%
Astellas Pharma, Inc. (Health Care)	(a)	50,800	887,119
Ezaki Glico Co. Ltd. (Consumer Staples)	(a)	8,100	398,062
Inpex Corp. (Energy)	(a)	40,800	509,777
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	11,200	264,889
Panasonic Corp. (Consumer Discretionary)	(a)	68,200	790,521
Seven & I Holdings Co. Ltd. (Consumer Staples)	(a)	14,000	624,189
SoftBank Group Corp. (Communication Services)	(a)	7,500	749,247
Sumitomo Metal Mining Co. Ltd. (Materials)	(a)	11,200	392,720
Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	(a)	50,300	755,319
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	16,500	699,040
Taiheiyo Cement Corp. (Materials)	(a)	19,700	617,850

			6,688,733

NETHERLANDS – 8.5%
Aegon N.V. (Financials)	(a)	160,810	1,043,744
Flow Traders (Financials)	(c)	14,805	434,891
ING Groep N.V. (Financials)	(a)	47,307	614,002
NXP Semiconductors N.V.
(Information Technology)		7,300	624,150
QIAGEN N.V. (Health Care)	(a)(b)	17,514	663,300
Royal Dutch Shell PLC (Energy)	(a)	66,977	2,344,634

			5,724,721

CHINA – 8.0%
Baidu, Inc. – ADR (Communication Services)	(b)	5,610	1,282,895
China Life Insurance Co. Ltd. (Financials)	(a)	361,000	820,421
China Telecom Corp. Ltd. (Communication Services)	(a)	2,288,000	1,137,364
NetEase, Inc. – ADR (Communication Services)		2,200	502,150
Sinopec Engineering Group Co. Ltd. (Industrials)	(a)	786,000	897,807
Sinopharm Group Co. Ltd. (Health Care)	(c)	152,400	745,613

			5,386,250

GERMANY – 7.6%
Bayer AG (Health Care)	(a)	10,972	973,224
E.ON SE (Utilities)	(a)	65,959	671,182
Gerresheimer AG (Health Care)	(a)	9,863	832,652
Merck KGaA (Health Care)	(a)	7,937	820,056
MorphoSys AG (Health Care)	(a)(b)	2,855	305,424

Common Stocks (Continued)		Shares	Value

GERMANY (continued)
Siemens AG (Industrials)	(a)	5,477	$700,309
Telefonica Deutschland Holding AG (Communication Services)	(a)	185,295	782,746

			5,085,593

SOUTH KOREA – 7.3%
Hana Financial Group, Inc. (Financials)	(a)	28,453	1,142,467
KB Financial Group, Inc. (Financials)	(a)	13,960	679,907
Lotte Chemical Corp. (Materials)	(a)	1,054	264,141
Samsung Electronics Co. Ltd. (Information Technology)	(a)	67,089	2,807,732

			4,894,247

SWITZERLAND – 4.4%
Landis+Gyr Group AG (Information Technology)	(a)	5,433	363,065
Roche Holding AG (Health Care)	(a)	6,915	1,672,153
UBS Group AG (Financials)	(a)	58,379	921,724

			2,956,942

UNITED STATES – 3.4%
Oracle Corp. (Information Technology)		27,660	1,426,150
Shire PLC (Health Care)	(a)	14,425	871,499

			2,297,649

CANADA – 3.0%
Alamos Gold, Inc. Class A (Materials)		168,600	777,246
Barrick Gold Corp. (Materials)		39,240	434,779
Husky Energy, Inc. (Energy)		46,700	820,003

			2,032,028

HONG KONG – 2.9%
China Mobile Ltd. (Communication Services)	(a)	89,000	875,034
CK Hutchison Holdings Ltd. (Industrials)	(a)	90,500	1,041,721

			1,916,755

ISRAEL – 2.7%
Teva Pharmaceutical Industries Ltd. – ADR (Health Care)		83,443	1,797,362

TAIWAN – 2.2%
Quanta Computer, Inc. (Information Technology)	(a)	278,000	484,439
Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	(a)	116,000	989,890

			1,474,329

ITALY – 2.2%
Eni SpA (Energy)	(a)	77,669	1,464,027

IRELAND – 1.8%
Bank of Ireland Group PLC (Financials)	(a)	102,087	780,652
CRH PLC (Materials)	(a)	13,132	429,605

			1,210,257

SINGAPORE – 1.5%
Singapore Telecommunications Ltd. (Communication Services)	(a)	428,600	1,015,651

DENMARK – 1.3%
AP Moller – Maersk A/S Class B Class B (Industrials)	(a)	232	325,930
Vestas Wind Systems A/S (Industrials)	(a)	7,574	511,671

			837,601

LUXEMBOURG – 1.0%
SES SA (Communication Services)	(a)	31,839	698,402

THAILAND – 0.9%
Bangkok Bank PCL (Financials)	(a)	23,200	156,404

14	(continued)

Ohio National Fund, Inc.	ON Foreign Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value

THAILAND (continued)
Kasikornbank PCL – Foreign Shares (Financials)	(a)	17,900	$120,650
Kasikornbank PCL – NVDR (Financials)	(a)	47,800	319,253

			596,307

SWEDEN – 0.8%
Getinge AB (Health Care)	(a)	46,098	529,403

NEW ZEALAND – 0.7%
SKY Network Television Ltd. (Communication Services)	(a)	311,197	453,175

Total Common Stocks (Cost $65,133,964)			$64,463,851

Money Market Funds – 3.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(d)	2,438,994	$2,439,238

Total Money Market Funds (Cost $2,439,238)			$2,439,238

Total Investments – 99.8% (Cost $67,573,202)	(e)		$66,903,089
Other Assets in Excess of Liabilities – 0.2%			128,211

Net Assets – 100.0%			$67,031,300

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:        American Depositary Receipts

NVDR:     Non-Voting Depository Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $55,618,612 or 83.0% of the Portfolio’s net assets.

(b)	Non-income producing security.

(c)

As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,180,504 or 1.8% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Rate represents the seven-day yield at September 30, 2018.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Forty Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 99.3%		Shares	Value

COMMUNICATION SERVICES – 8.7%
Activision Blizzard, Inc. (Entertainment)		32,219	$2,680,299
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	8,904	10,626,657
Live Nation Entertainment, Inc. (Entertainment).	(a)	45,182	2,461,063

			15,768,019

CONSUMER DISCRETIONARY – 9.7%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	6,152	12,322,456
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		47,758	4,046,058
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	66,701	1,298,001

			17,666,515

FINANCIALS – 10.8%
Intercontinental Exchange, Inc. (Capital Markets)		83,011	6,216,694
Markel Corp. (Insurance)	(a)	3,610	4,290,449
SVB Financial Group (Banks)	(a)	12,939	4,021,829
TD Ameritrade Holding Corp. (Capital Markets)		94,228	4,978,065

			19,507,037

HEALTH CARE – 16.6%
Allergan PLC (Pharmaceuticals)		20,965	3,993,413
BeiGene Ltd. – ADR (Biotechnology)	(a)	4,293	739,340
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	135,097	5,201,235
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		21,531	5,967,317
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	11,892	2,070,397
Humana, Inc. (Health Care Providers & Svs.)		10,552	3,572,063
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	7,641	2,160,493
Insmed, Inc. (Biotechnology)	(a)	74,274	1,501,820
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	8,069	4,631,606
Nektar Therapeutics (Pharmaceuticals)	(a)	4,983	303,764

			30,141,448

INDUSTRIALS – 8.5%
Boeing Co. / The (Aerospace & Defense)		13,627	5,067,881
CoStar Group, Inc. (Professional Svs.)	(a)	5,993	2,522,094

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
Harris Corp. (Aerospace & Defense)		29,084	$4,921,304
Rexnord Corp. (Machinery)	(a)	93,321	2,874,287

			15,385,566

INFORMATION TECHNOLOGY – 37.2%
Adobe Systems, Inc. (Software)	(a)	11,735	3,167,863
Apple, Inc. (Tech. Hardware, Storage & Periph.)		32,275	7,285,759
ASML Holding N.V. (Semiconductors & Equip.)		25,548	4,803,535
Atlassian Corp. PLC Class A (Software)	(a)	25,791	2,479,547
Mastercard, Inc. Class A (IT Svs.)		46,608	10,375,407
Microsoft Corp. (Software)		98,250	11,236,852
NVIDIA Corp. (Semiconductors & Equip.)		11,517	3,236,507
Pagseguro Digital Ltd. Class A (IT Svs.)	(a)	40,514	1,121,022
salesforce.com, Inc. (Software)	(a)	50,350	8,007,160
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		15,579	1,369,861
Texas Instruments, Inc. (Semiconductors & Equip.)		39,082	4,193,108
Trade Desk, Inc. / The Class A (Software)	(a)	22,305	3,366,048
Ultimate Software Group, Inc. / The (Software)	(a)	13,684	4,408,848
WEX, Inc. (IT Svs.)	(a)	11,727	2,354,313

			67,405,830

MATERIALS – 5.0%
Ball Corp. (Containers & Packaging)		113,880	5,009,582
Sherwin-Williams Co. / The (Chemicals)		9,120	4,151,515

			9,161,097

REAL ESTATE – 2.8%
American Tower Corp. (Equity REIT)		35,415	5,145,800

Total Common Stocks (Cost $149,688,282)			$180,181,312

Money Market Funds – 0.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(b)	1,565,802	$1,565,958

Total Money Market Funds (Cost $1,565,958)			$1,565,958

Total Investments – 100.2% (Cost $151,254,240)	(c)		$181,747,270
Liabilities in Excess of Other Assets – (0.2)%			(370,908)

Net Assets – 100.0%			$181,376,362

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:     American Depositary Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Rate represents the seven-day yield at September 30, 2018.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

16

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 95.2%		Shares	Value

COMMUNICATION SERVICES – 1.0%
Manchester United PLC Class A (Entertainment)		71,922	$1,618,245
Zillow Group, Inc. Class A (Interactive Media & Svs.)	(a)	25,727	1,137,133

			2,755,378

CONSUMER DISCRETIONARY – 9.5%
Biglari Holdings, Inc. Class B (Hotels, Restaurants & Leisure)	(a)	4,399	797,759
Cambium Learning Group, Inc. (Diversified Consumer Svs.)	(a)	100,597	1,191,069
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		15,134	1,492,212
Domino’s Pizza Group PLC (Hotels, Restaurants & Leisure)	(b)	293,776	1,069,758
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		35,784	2,637,997
Farfetch Ltd. Class A (Internet & Direct Marketing Retail)	(a)	28,527	776,790
K12, Inc. (Diversified Consumer Svs.)	(a)	78,123	1,382,777
Lovesac Co. / The (Household Durables)	(a)	86,935	2,171,636
MakeMyTrip Ltd. (Internet & Direct Marketing Retail)	(a)	34,885	957,593
Playa Hotels & Resorts N.V. (Hotels, Restaurants & Leisure)	(a)	114,381	1,101,489
Sally Beauty Holdings, Inc. (Specialty Retail).	(a)	81,128	1,491,944
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	97,489	6,047,243
Thor Industries, Inc. (Automobiles)		15,034	1,258,346
Visteon Corp. (Auto Components)	(a)	20,877	1,939,473
Williams-Sonoma, Inc. (Specialty Retail)		25,834	1,697,811

			26,013,897

CONSUMER STAPLES – 1.3%
Casey’s General Stores, Inc. (Food & Staples Retailing)		8,410	1,085,815
Hain Celestial Group, Inc. / The (Food Products)	(a)	27,923	757,272
Ontex Group N.V. (Personal Products)	(b)	77,507	1,649,827

			3,492,914

ENERGY – 1.3%
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	(a)	111,787	1,677,923
Solaris Oilfield Infrastructure, Inc. Class A (Energy Equip. & Svs.)	(a)	96,711	1,826,871

			3,504,794

FINANCIALS – 6.7%
Kearny Financial Corp. (Thrifts & Mortgage Finance)		72,933	1,010,122
Kingstone Cos., Inc. (Insurance)		94,664	1,798,616
Landcadia Holdings, Inc. (Diversified Financial Svs.)	(a)	127,620	1,383,401
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	3,849	885,655
LPL Financial Holdings, Inc. (Capital Markets)		59,902	3,864,278
MSCI, Inc. (Capital Markets)		13,533	2,400,889
RLI Corp. (Insurance)		35,146	2,761,773
SLM Corp. (Consumer Finance)	(a)	147,036	1,639,451
Texas Capital Bancshares, Inc. (Banks)	(a)	16,458	1,360,254
UMB Financial Corp. (Banks)		16,566	1,174,529

			18,278,968

HEALTH CARE – 22.8%
Acceleron Pharma, Inc. (Biotechnology)	(a)	14,845	849,579
AnaptysBio, Inc. (Biotechnology)	(a)	17,113	1,707,364
AngioDynamics, Inc. (Health Care Equip. & Supplies)	(a)	97,058	2,110,041
athenahealth, Inc. (Health Care Technology)	(a)	14,063	1,878,817
BeiGene Ltd. – ADR (Biotechnology)	(a)	5,283	909,838
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	107,888	823,185

Common Stocks (Continued)		Shares	Value

HEALTH CARE (continued)
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	35,770	$1,343,164
Bio-Techne Corp. (Life Sciences Tools & Svs.)		15,102	3,082,469
Catalent, Inc. (Pharmaceuticals)	(a)	104,486	4,759,337
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	18,523	717,211
Diplomat Pharmacy, Inc. (Health Care Providers & Svs.)	(a)	57,100	1,108,311
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	34,037	2,359,785
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	7,791	665,819
FibroGen, Inc. (Biotechnology)	(a)	20,260	1,230,795
GW Pharmaceuticals PLC – ADR (Pharmaceuticals)	(a)	10,535	1,819,816
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	19,127	1,805,780
Heron Therapeutics, Inc. (Biotechnology)	(a)	58,562	1,853,487
Heska Corp. (Health Care Equip. & Supplies) .	(a)	13,669	1,548,834
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,348	1,794,897
Immunomedics, Inc. (Biotechnology)	(a)	40,234	838,074
Insmed, Inc. (Biotechnology)	(a)	54,037	1,092,628
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	90,217	1,665,406
Knight Therapeutics, Inc. (Biotechnology)	(a)	192,555	1,225,411
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	10,103	2,773,173
Mirati Therapeutics, Inc. (Biotechnology)	(a)	8,276	389,800
Myovant Sciences Ltd. (Biotechnology)	(a)	32,501	862,902
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	204,269	3,135,529
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	20,298	2,495,639
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	39,723	2,819,539
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	56,527	2,141,808
Puma Biotechnology, Inc. (Biotechnology)	(a)	17,847	818,285
RA Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	71,557	1,302,337
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	37,152	1,083,724
Senseonics Holdings, Inc. (Health Care Equip. & Supplies)	(a)	167,163	797,368
STERIS PLC (Health Care Equip. & Supplies) .		37,431	4,282,106
Surmodics, Inc. (Health Care Equip. & Supplies)	(a)	11,293	843,022
Trinity Biotech PLC – ADR (Health Care Equip. & Supplies)	(a)	91,807	367,228
WaVe Life Sciences Ltd. (Pharmaceuticals)	(a)	21,586	1,079,300

			62,381,808

INDUSTRIALS – 16.6%
AMERCO (Road & Rail)		4,632	1,652,003
Cimpress N.V. (Commercial Svs. & Supplies)	(a)	15,876	2,168,820
CoStar Group, Inc. (Professional Svs.)	(a)	5,572	2,344,921
CSW Industrials, Inc. (Building Products)	(a)	57,067	3,064,498
EnerSys (Electrical Equip.)		27,601	2,404,875
Gates Industrial Corp. PLC (Machinery)	(a)	143,542	2,799,069
HEICO Corp. Class A (Aerospace & Defense)		80,258	6,059,479
ITT, Inc. (Machinery)		40,338	2,471,106
Kennametal, Inc. (Machinery)		52,835	2,301,493
Kornit Digital Ltd. (Machinery)	(a)	86,516	1,894,700
Nordson Corp. (Machinery)		14,836	2,060,720
NV5 Global, Inc. (Construction & Engineering)	(a)	9,686	839,776
Old Dominion Freight Line, Inc. (Road & Rail)		12,800	2,064,128
Proto Labs, Inc. (Machinery)	(a)	10,712	1,732,666
Rexnord Corp. (Machinery)	(a)	114,383	3,522,997
Standex International Corp. (Machinery)		28,238	2,943,812
TrueBlue, Inc. (Professional Svs.)	(a)	48,747	1,269,859

17	(continued)

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
WABCO Holdings, Inc. (Machinery)	(a)	15,378	$1,813,681
Wabtec Corp. (Machinery)		17,922	1,879,659

			45,288,262

INFORMATION TECHNOLOGY – 29.1%
Altair Engineering, Inc. Class A (Software)	(a)	34,417	1,495,419
Arlo Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	54,527	791,187
Belden, Inc. (Electronic Equip., Instr. & Comp.)		55,295	3,948,616
Blackbaud, Inc. (Software)		35,478	3,600,307
Broadridge Financial Solutions, Inc. (IT Svs.)		29,243	3,858,614
Cadence Design Systems, Inc. (Software)	(a)	62,435	2,829,554
ChannelAdvisor Corp. (Software)	(a)	78,584	978,371
Cision Ltd. (Software)	(a)	161,278	2,709,470
CTS Corp. (Electronic Equip., Instr. & Comp.)		50,359	1,727,314
Descartes Systems Group, Inc. / The (Software)	(a)	72,447	2,457,247
Envestnet, Inc. (Software)	(a)	44,492	2,711,787
Euronet Worldwide, Inc. (IT Svs.)	(a)	40,041	4,012,909
Everbridge, Inc. (Software)	(a)	34,183	1,970,308
Guidewire Software, Inc. (Software)	(a)	16,997	1,716,867
Instructure, Inc. (Software)	(a)	38,189	1,351,891
j2 Global, Inc. (Software)		38,969	3,228,582
LivePerson, Inc. (Software)	(a)	49,689	1,289,429
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		34,546	1,669,608
Nice Ltd. – ADR (Software)	(a)	41,300	4,727,611
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,391	1,257,944
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	162,063	2,986,821
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	23,763	1,813,354
Paylocity Holding Corp. (Software)	(a)	33,176	2,664,696
RealPage, Inc. (Software)	(a)	29,254	1,927,839
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	15,174	2,235,434
SailPoint Technologies Holding, Inc. (Software)	(a)	51,920	1,766,318
SS&C Technologies Holdings, Inc. (Software)		98,661	5,606,905
Trade Desk, Inc. / The Class A (Software)	(a)	15,849	2,391,773
Tyler Technologies, Inc. (Software)	(a)	8,250	2,021,745
U.S.A. Technologies, Inc. (Tech. Hardware, Storage & Periph.)	(a)	87,376	629,107
WEX, Inc. (IT Svs.)	(a)	20,568	4,129,232
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	25,260	1,281,945
Yext, Inc. (Software)	(a)	81,490	1,931,313

			79,719,517

Common Stocks (Continued)		Shares	Value

MATERIALS – 4.4%
H.B. Fuller Co. (Chemicals)		40,000	$2,066,800
Neenah, Inc. (Paper & Forest Products)		21,779	1,879,528
Sensient Technologies Corp. (Chemicals)		53,898	4,123,736
Summit Materials, Inc. Class A (Construction Materials)	(a)	66,541	1,209,715
Valvoline, Inc. (Chemicals)		129,970	2,795,655

			12,075,434

REAL ESTATE – 2.5%
Condor Hospitality Trust, Inc. (Equity REIT)		90,640	968,942
Easterly Government Properties, Inc. (Equity REIT)		68,754	1,331,765
FirstService Corp. (Real Estate Mgmt. & Development)		15,148	1,282,430
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		7,114	1,026,692
Physicians Realty Trust (Equity REIT)		65,550	1,105,173
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	55,826	1,043,946

			6,758,948

Total Common Stocks (Cost $183,849,583)			$260,269,920

Master Limited Partnerships – 1.7%		Shares	Value

CONSUMER DISCRETIONARY – 0.9%
Cedar Fair LP (Hotels, Restaurants & Leisure)		47,383	$2,467,707

ENERGY – 0.8%
DCP Midstream LP (Oil, Gas & Consumable Fuels)		54,416	2,154,329

Total Master Limited Partnerships (Cost $3,813,704)			$4,622,036

Money Market Funds – 3.7%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(c)	10,171,960	$10,172,977

Total Money Market Funds (Cost $10,172,977)			$10,172,977

Total Investments – 100.6% (Cost $197,836,264)	(d)		$275,064,933
Liabilities in Excess of Other Assets – (0.6)%			(1,525,777)

Net Assets – 100.0%			$273,539,156

Percentages are stated as a percent of net assets.

Abbreviations:

        ADR:     American Depositary Receipts

Footnotes:

(a)	Non-income producing security.

(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $2,719,585 or 1.0% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Rate represents the seven-day yield at September 30, 2018.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 98.5%		Shares	Value

COMMUNICATION SERVICES – 1.2%
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	13,541	$503,590
Omnicom Group, Inc. (Media)		13,756	935,683

			1,439,273

CONSUMER DISCRETIONARY – 9.2%
Aramark (Hotels, Restaurants & Leisure)		26,391	1,135,341
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		7,133	703,314
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		23,086	1,701,900
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		52,836	1,607,799
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	5,406	878,421
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	22,711	1,304,293
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	29,255	1,814,687
Tractor Supply Co. (Specialty Retail)		2,558	232,471
Visteon Corp. (Auto Components)	(a)	6,247	580,346
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	4,773	704,829
Williams-Sonoma, Inc. (Specialty Retail)		11,469	753,743

			11,417,144

ENERGY – 0.4%
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		18,377	508,675

FINANCIALS – 10.4%
Aon PLC (Insurance)		15,542	2,390,049
Intact Financial Corp. (Insurance)		17,209	1,430,919
LPL Financial Holdings, Inc. (Capital Markets)		34,502	2,225,724
MSCI, Inc. (Capital Markets)		5,286	937,790
SVB Financial Group (Banks)	(a)	3,083	958,289
Synchrony Financial (Consumer Finance)		23,901	742,843
TD Ameritrade Holding Corp. (Capital Markets) .		53,887	2,846,850
W.R. Berkley Corp. (Insurance)		17,168	1,372,238

			12,904,702

HEALTH CARE – 15.7%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	17,399	361,203
Alkermes PLC (Biotechnology)	(a)	10,140	430,342
athenahealth, Inc. (Health Care Technology)	(a)	11,982	1,600,795
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	71,327	2,746,089
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		8,150	2,258,772
DBV Technologies SA – ADR (Biotechnology)	(a)	7,266	163,194
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	3,827	547,414
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	5,012	174,869
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,937	1,113,187
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	14,289	1,853,855
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	12,570	1,545,482
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		27,669	2,691,364
Teleflex, Inc. (Health Care Equip. & Supplies)		3,656	972,825
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	11,928	1,335,101
Waters Corp. (Life Sciences Tools & Svs.)	(a)	8,572	1,668,797

			19,463,289

INDUSTRIALS – 21.9%
A.O. Smith Corp. (Building Products)		19,519	1,041,729
AMETEK, Inc. (Electrical Equip.)		8,610	681,223
Carlisle Cos., Inc. (Industrial Conglomerates)		13,205	1,608,369
Cimpress N.V. (Commercial Svs. & Supplies)	(a)	13,244	1,809,263
CoStar Group, Inc. (Professional Svs.)	(a)	5,177	2,178,689
Edenred (Commercial Svs. & Supplies)	(b)	29,640	1,129,506
Ferguson PLC (Trading Companies & Distributors)	(b)	10,579	897,330

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
Harris Corp. (Aerospace & Defense)		5,296	$896,136
HEICO Corp. (Aerospace & Defense)		10,617	983,240
HEICO Corp. Class A (Aerospace & Defense)		3,247	245,149
IHS Markit Ltd. (Professional Svs.)	(a)	20,897	1,127,602
Middleby Corp. / The (Machinery)	(a)	7,174	927,957
Old Dominion Freight Line, Inc. (Road & Rail)		7,144	1,152,041
Rexnord Corp. (Machinery)	(a)	55,219	1,700,745
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		38,413	1,387,862
Ryanair Holdings PLC – ADR (Airlines)	(a)	10,268	986,139
Sensata Technologies Holding PLC (Electrical Equip.)	(a)	60,068	2,976,369
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	8,549	2,108,867
Verisk Analytics, Inc. (Professional Svs.)	(a)	21,978	2,649,448
Wabtec Corp. (Machinery)		6,637	696,089

			27,183,753

INFORMATION TECHNOLOGY – 34.4%
Amdocs Ltd. (IT Svs.)		33,538	2,212,837
Atlassian Corp. PLC Class A (Software)	(a)	26,008	2,500,409
Belden, Inc. (Electronic Equip., Instr. & Comp.)		13,965	997,241
Broadridge Financial Solutions, Inc. (IT Svs.)		6,844	903,066
Constellation Software, Inc. (Software)		3,577	2,630,500
Dolby Laboratories, Inc. Class A (Electronic Equip., Instr. & Comp.)		10,539	737,414
Euronet Worldwide, Inc. (IT Svs.)	(a)	4,708	471,836
Fidelity National Information Services, Inc. (IT Svs.)		14,348	1,564,936
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	98,159	1,287,846
Gartner, Inc. (IT Svs.)	(a)	8,717	1,381,644
Global Payments, Inc. (IT Svs.)		15,741	2,005,403
GoDaddy, Inc. Class A (IT Svs.)	(a)	9,661	805,631
Intuit, Inc. (Software)		3,450	784,530
Jack Henry & Associates, Inc. (IT Svs.)		523	83,722
KLA-Tencor Corp. (Semiconductors & Equip.)		18,512	1,882,855
Lam Research Corp. (Semiconductors & Equip.)		8,091	1,227,405
Microchip Technology, Inc. (Semiconductors & Equip.)		33,509	2,644,195
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		44,201	2,136,234
Nice Ltd. – ADR (Software)	(a)	25,380	2,905,249
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	98,697	1,818,986
SS&C Technologies Holdings, Inc. (Software)		45,281	2,573,319
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		27,404	2,409,634
Ultimate Software Group, Inc. / The (Software)	(a)	4,932	1,589,041
WEX, Inc. (IT Svs.)	(a)	14,267	2,864,243
Xilinx, Inc. (Semiconductors & Equip.)		29,064	2,330,061

			42,748,237

MATERIALS – 1.3%
Sealed Air Corp. (Containers & Packaging)		39,647	1,591,827

REAL ESTATE – 4.0%
Crown Castle International Corp. (Equity REIT)		22,197	2,471,192
Lamar Advertising Co. Class A (Equity REIT)		32,032	2,492,090

			4,963,282

Total Common Stocks (Cost $112,716,950)			$122,220,182

Money Market Funds – 1.7%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(c)	2,097,986	$2,098,196

Total Money Market Funds (Cost $2,098,196)			$2,098,196

Total Investments – 100.2% (Cost $114,815,146)	(d)		$124,318,378
Liabilities in Excess of Other Assets – (0.2)%			(213,946)

Net Assets – 100.0%			$124,104,432

19	(continued)

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $2,026,836 or 1.6% of the Portfolio’s net assets.

(c)	Rate represents the seven-day yield at September 30, 2018.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 99.3%			Shares	Value

COMMUNICATION SERVICES – 10.0%
Activision Blizzard, Inc. (Entertainment)			39,063	$3,249,651
Alphabet, Inc. Class A (Interactive Media &
Svs.)	(a	)	15,315	18,486,430
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a	)	15,775	18,826,989
AT&T, Inc. (Diversified Telecom. Svs.)			372,076	12,494,312
CBS Corp. Class B (Media)			17,345	996,470
CenturyLink, Inc. (Diversified Telecom. Svs.)			48,700	1,032,440
Charter Communications, Inc. Class A (Media)	(a	)	9,148	2,981,150
Comcast Corp. Class A (Media)			234,277	8,295,749
Discovery, Inc. Class A (Media)	(a	)	7,976	255,232
Discovery, Inc. Class C (Media)	(a	)	18,461	546,076
DISH Network Corp. Class A (Media)	(a	)	11,738	419,751
Electronic Arts, Inc. (Entertainment)	(a	)	15,618	1,881,813
Facebook, Inc. Class A (Interactive Media & Svs.)	(a	)	123,565	20,321,500
Interpublic Group of Cos., Inc. / The (Media)			19,665	449,739
Netflix, Inc. (Entertainment)	(a	)	22,311	8,347,214
News Corp. Class A (Media)			19,739	260,357
News Corp. Class B (Media)			6,216	84,538
Omnicom Group, Inc. (Media)			11,496	781,958
Take-Two Interactive Software, Inc. (Entertainment)	(a	)	5,832	804,758
TripAdvisor, Inc. (Interactive Media & Svs.)	(a	)	5,241	267,658
Twenty-First Century Fox, Inc. Class A (Entertainment)			54,022	2,502,839
Twenty-First Century Fox, Inc. Class B (Entertainment)			24,941	1,142,797
Twitter, Inc. (Interactive Media & Svs.)	(a	)	36,888	1,049,832
Verizon Communications, Inc. (Diversified
Telecom. Svs.)			211,704	11,302,877
Viacom, Inc. Class B (Entertainment)			18,109	611,360
Walt Disney Co. / The (Entertainment)			76,201	8,910,945

				126,304,435

CONSUMER DISCRETIONARY – 10.2%
Advance Auto Parts, Inc. (Specialty Retail)			3,796	638,981
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	20,991	42,044,973
Aptiv PLC (Auto Components)			13,565	1,138,103
AutoZone, Inc. (Specialty Retail)	(a	)	1,354	1,050,298
Best Buy Co., Inc. (Specialty Retail)			12,454	988,349
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a	)	2,432	4,825,088
BorgWarner, Inc. (Auto Components)			10,704	457,917
CarMax, Inc. (Specialty Retail)	(a	)	9,047	675,539
Carnival Corp. (Hotels, Restaurants & Leisure)			20,662	1,317,616
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a	)	1,254	569,968
D.R. Horton, Inc. (Household Durables)			17,581	741,567
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)			6,357	706,835
Dollar General Corp. (Multiline Retail)			13,605	1,487,026
Dollar Tree, Inc. (Multiline Retail)	(a	)	12,188	993,931
eBay, Inc. (Internet & Direct Marketing Retail)	(a	)	47,659	1,573,700
Expedia Group, Inc. (Internet & Direct Marketing Retail)			6,091	794,754
Foot Locker, Inc. (Specialty Retail)			5,990	305,370
Ford Motor Co. (Automobiles)			200,589	1,855,448
Gap, Inc. / The (Specialty Retail)			11,117	320,725
Garmin Ltd. (Household Durables)			6,191	433,680
General Motors Co. (Automobiles)			67,229	2,263,600
Genuine Parts Co. (Distributors)			7,519	747,389
Goodyear Tire & Rubber Co. / The (Auto Components)			12,121	283,510
H&R Block, Inc. (Diversified Consumer Svs.)			10,530	271,147
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)			18,471	340,421
Harley-Davidson, Inc. (Automobiles)			8,534	386,590
Hasbro, Inc. (Leisure Products)			5,984	629,038
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)			15,278	1,234,157
Home Depot, Inc. / The (Specialty Retail)			58,621	12,143,340
Kohl’s Corp. (Multiline Retail)			8,542	636,806
L Brands, Inc. (Specialty Retail)			11,697	354,419
Leggett & Platt, Inc. (Household Durables)			6,669	292,036

Common Stocks (Continued)			Shares	Value

CONSUMER DISCRETIONARY (continued)
Lennar Corp. Class A (Household Durables)			14,947	$697,875
LKQ Corp. (Distributors)	(a	)	16,298	516,158
Lowe’s Cos., Inc. (Specialty Retail)			41,552	4,771,001
Macy’s, Inc. (Multiline Retail)			15,728	546,233
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)			14,756	1,948,235
Mattel, Inc. (Leisure Products)	(a	)	17,634	276,854
McDonald’s Corp. (Hotels, Restaurants & Leisure)			39,749	6,649,610
MGM Resorts International (Hotels, Restaurants & Leisure)			26,182	730,740
Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a	)	7,651	524,553
Mohawk Industries, Inc. (Household Durables)	(a	)	3,249	569,712
Newell Brands, Inc. (Household Durables)			22,272	452,122
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)			65,607	5,558,225
Nordstrom, Inc. (Multiline Retail)			5,873	351,264
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a	)	10,439	599,512
O’Reilly Automotive, Inc. (Specialty Retail)	(a	)	4,128	1,433,737
PulteGroup, Inc. (Household Durables)			13,388	331,621
PVH Corp. (Textiles, Apparel & Luxury Goods)			3,931	567,636
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)			2,831	389,404
Ross Stores, Inc. (Specialty Retail)			19,292	1,911,837
Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure)			8,780	1,140,873
Starbucks Corp. (Hotels, Restaurants & Leisure)			69,122	3,928,894
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)			14,758	741,885
Target Corp. (Multiline Retail)			26,968	2,378,847
Tiffany & Co. (Specialty Retail)			5,582	719,911
TJX Cos., Inc. / The (Specialty Retail)			32,129	3,599,091
Tractor Supply Co. (Specialty Retail)			6,241	567,182
Ulta Beauty, Inc. (Specialty Retail)	(a	)	2,909	820,687
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a	)	9,531	202,248
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a	)	9,777	190,260
V.F. Corp. (Textiles, Apparel & Luxury Goods)			16,657	1,556,597
Whirlpool Corp. (Household Durables)			3,308	392,825
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)			5,010	636,571
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)			16,260	1,478,197

				129,682,718

CONSUMER STAPLES – 6.7%
Altria Group, Inc. (Tobacco)			96,589	5,825,283
Archer-Daniels-Midland Co. (Food Products)			28,679	1,441,693
Brown-Forman Corp. Class B (Beverages)			8,635	436,499
Campbell Soup Co. (Food Products)			9,859	361,135
Church & Dwight Co., Inc. (Household Products)			12,574	746,518
Clorox Co. / The (Household Products)			6,563	987,141
Coca-Cola Co. / The (Beverages)			196,112	9,058,413
Colgate-Palmolive Co. (Household Products)			44,460	2,976,597
Conagra Brands, Inc. (Food Products)			20,066	681,642
Constellation Brands, Inc. Class A (Beverages)			8,601	1,854,548
Costco Wholesale Corp. (Food & Staples Retailing)			22,469	5,277,519
Coty, Inc. Class A (Personal Products)			23,081	289,897
Estee Lauder Cos., Inc. / The Class A (Personal Products)			11,484	1,668,855
General Mills, Inc. (Food Products)			30,535	1,310,562
Hershey Co. / The (Food Products)			7,161	730,422
Hormel Foods Corp. (Food Products)			13,931	548,882
J.M. Smucker Co. / The (Food Products)			5,828	598,011
Kellogg Co. (Food Products)			12,966	907,879
Kimberly-Clark Corp. (Household Products)			17,813	2,024,269
Kraft Heinz Co. / The (Food Products)			31,859	1,755,750
Kroger Co. / The (Food & Staples Retailing)			40,818	1,188,212
McCormick & Co., Inc. (Food Products)			6,214	818,695
Molson Coors Brewing Co. Class B (Beverages)			9,590	589,785
Mondelez International, Inc. Class A (Food Products)			75,141	3,228,057

21	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)			Shares	Value

CONSUMER STAPLES (continued)
Monster Beverage Corp. (Beverages)	(a	)	20,382	$1,187,863
PepsiCo, Inc. (Beverages)			72,464	8,101,475
Philip Morris International, Inc. (Tobacco)			79,647	6,494,416
Procter & Gamble Co. / The (Household Products)			127,534	10,614,655
Sysco Corp. (Food & Staples Retailing)			24,501	1,794,698
Tyson Foods, Inc. Class A (Food Products)			15,162	902,594
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)			43,220	3,150,738
Walmart, Inc. (Food & Staples Retailing)			73,528	6,905,015

				84,457,718

ENERGY – 6.0%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)			26,237	1,768,636
Apache Corp. (Oil, Gas & Consumable Fuels)			19,597	934,189
Baker Hughes, a GE Co. (Energy Equip. & Svs.)			21,335	721,763
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)			22,604	509,042
Chevron Corp. (Oil, Gas & Consumable Fuels)			98,176	12,004,961
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)			4,886	454,105
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a	)	10,261	1,567,368
ConocoPhillips (Oil, Gas & Consumable Fuels)			59,541	4,608,473
Devon Energy Corp. (Oil, Gas & Consumable Fuels)			26,069	1,041,196
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)			29,676	3,785,767
EQT Corp. (Oil, Gas & Consumable Fuels)			13,526	598,255
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)			216,923	18,442,793
Halliburton Co. (Energy Equip. & Svs.)			45,082	1,827,173
Helmerich & Payne, Inc. (Energy Equip. & Svs.)			5,582	383,874
Hess Corp. (Oil, Gas & Consumable Fuels)			12,898	923,239
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)			8,304	580,450
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)			97,240	1,724,065
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)			43,763	1,018,803
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)			34,353	2,747,209
National Oilwell Varco, Inc. (Energy Equip. & Svs.)			19,604	844,540
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a	)	10,240	295,219
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)			24,753	772,046
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)			39,181	3,219,503
ONEOK, Inc. (Oil, Gas & Consumable Fuels)			21,071	1,428,403
Phillips 66 (Oil, Gas & Consumable Fuels)			21,884	2,466,765
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)			8,731	1,520,853
Schlumberger Ltd. (Energy Equip. & Svs.)			70,917	4,320,264
TechnipFMC PLC (Energy Equip. & Svs.)			21,890	684,063
Valero Energy Corp. (Oil, Gas & Consumable Fuels)			21,898	2,490,898
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)			61,963	1,684,774

				75,368,689

FINANCIALS – 13.2%
Affiliated Managers Group, Inc. (Capital Markets)			2,738	374,339
Aflac, Inc. (Insurance)			39,339	1,851,687
Allstate Corp. / The (Insurance)			17,739	1,750,839
American Express Co. (Consumer Finance)			36,176	3,852,382
American International Group, Inc. (Insurance)			45,521	2,423,538
Ameriprise Financial, Inc. (Capital Markets)			7,269	1,073,341
Aon PLC (Insurance)			12,433	1,911,947
Arthur J. Gallagher & Co. (Insurance)			9,356	696,461
Assurant, Inc. (Insurance)			2,705	292,005
Bank of America Corp. (Banks)			475,934	14,021,016

Common Stocks (Continued)			Shares	Value

FINANCIALS (continued)
Bank of New York Mellon Corp. / The (Capital Markets)			47,135	$2,403,414
BB&T Corp. (Banks)			39,680	1,926,067
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a	)	99,881	21,385,521
BlackRock, Inc. (Capital Markets)			6,296	2,967,494
Brighthouse Financial, Inc. (Insurance)	(a	)	6,137	271,501
Capital One Financial Corp. (Consumer Finance)			24,513	2,327,019
Cboe Global Markets, Inc. (Capital Markets)			5,729	549,755
Charles Schwab Corp. / The (Capital Markets)			61,608	3,028,033
Chubb Ltd. (Insurance)			23,736	3,172,079
Cincinnati Financial Corp. (Insurance)			7,750	595,277
Citigroup, Inc. (Banks)			128,941	9,250,227
Citizens Financial Group, Inc. (Banks)			24,386	940,568
CME Group, Inc. (Capital Markets)			17,450	2,970,164
Comerica, Inc. (Banks)			8,782	792,136
Discover Financial Services (Consumer Finance)			17,556	1,342,156
E*TRADE Financial Corp. (Capital Markets)	(a	)	13,305	697,049
Everest Re Group Ltd. (Insurance)			2,093	478,188
Fifth Third Bancorp (Banks)			34,141	953,217
Franklin Resources, Inc. (Capital Markets)			15,663	476,312
Goldman Sachs Group, Inc. / The (Capital Markets)			17,990	4,034,078
Hartford Financial Services Group, Inc. / The (Insurance)			18,364	917,465
Huntington Bancshares, Inc. (Banks)			56,576	844,114
Intercontinental Exchange, Inc. (Capital Markets)			29,381	2,200,343
Invesco Ltd. (Capital Markets)			21,051	481,647
Jefferies Financial Group, Inc. (Diversified Financial Svs.)			14,859	326,304
JPMorgan Chase & Co. (Banks)			172,198	19,430,822
KeyCorp (Banks)			53,902	1,072,111
Lincoln National Corp. (Insurance)			11,102	751,161
Loews Corp. (Insurance)			14,247	715,627
M&T Bank Corp. (Banks)			7,367	1,212,166
Marsh & McLennan Cos., Inc. (Insurance)			25,873	2,140,215
MetLife, Inc. (Insurance)			50,972	2,381,412
Moody’s Corp. (Capital Markets)			8,554	1,430,229
Morgan Stanley (Capital Markets)			67,941	3,164,012
MSCI, Inc. (Capital Markets)			4,551	807,393
Nasdaq, Inc. (Capital Markets)			5,900	506,220
Northern Trust Corp. (Capital Markets)			11,440	1,168,367
People’s United Financial, Inc. (Banks)			17,877	306,054
PNC Financial Services Group, Inc. / The (Banks)			23,789	3,239,824
Principal Financial Group, Inc. (Insurance)			13,568	794,949
Progressive Corp. / The (Insurance)			29,876	2,122,391
Prudential Financial, Inc. (Insurance)			21,365	2,164,702
Raymond James Financial, Inc. (Capital Markets)			6,727	619,220
Regions Financial Corp. (Banks)			56,486	1,036,518
S&P Global, Inc. (Capital Markets)			12,886	2,517,796
State Street Corp. (Capital Markets)			19,440	1,628,683
SunTrust Banks, Inc. (Banks)			23,606	1,576,645
SVB Financial Group (Banks)	(a	)	2,726	847,323
Synchrony Financial (Consumer Finance)			34,914	1,085,127
T. Rowe Price Group, Inc. (Capital Markets)			12,460	1,360,383
Torchmark Corp. (Insurance)			5,312	460,497
Travelers Cos., Inc. / The (Insurance)			13,715	1,778,973
U.S. Bancorp (Banks)			78,458	4,143,367
Unum Group (Insurance)			11,206	437,818
Wells Fargo & Co. (Banks)			222,083	11,672,682
Willis Towers Watson PLC (Insurance)			6,700	944,298
Zions Bancorp N.A. (Banks)			9,961	499,544

				167,594,212

HEALTH CARE – 14.9%
Abbott Laboratories (Health Care Equip. & Supplies)			89,884	6,593,890
AbbVie, Inc. (Biotechnology)			77,585	7,337,989
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a	)	2,299	1,033,975
Aetna, Inc. (Health Care Providers & Svs.)			16,759	3,399,563
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)			16,332	1,152,059
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a	)	11,418	1,587,216

22	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)			Shares	Value

HEALTH CARE (continued)
Align Technology, Inc. (Health Care Equip. & Supplies)	(a	)	3,745	$1,465,119
Allergan PLC (Pharmaceuticals)			16,348	3,113,967
AmerisourceBergen Corp. (Health Care Providers & Svs.)			8,203	756,481
Amgen, Inc. (Biotechnology)			33,164	6,874,566
Anthem, Inc. (Health Care Providers & Svs.)			13,319	3,650,072
Baxter International, Inc. (Health Care Equip. & Supplies)			25,458	1,962,557
Becton Dickinson and Co. (Health Care Equip. & Supplies)			13,709	3,578,049
Biogen, Inc. (Biotechnology)	(a	)	10,321	3,646,513
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a	)	70,855	2,727,918
Bristol-Myers Squibb Co. (Pharmaceuticals)			83,611	5,190,571
Cardinal Health, Inc. (Health Care Providers & Svs.)			15,823	854,442
Celgene Corp. (Biotechnology)	(a	)	36,037	3,224,951
Centene Corp. (Health Care Providers & Svs.)	(a	)	10,517	1,522,651
Cerner Corp. (Health Care Technology)	(a	)	16,857	1,085,759
Cigna Corp. (Health Care Providers & Svs.)			12,469	2,596,669
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)			2,518	697,864
CVS Health Corp. (Health Care Providers & Svs.)			52,162	4,106,193
Danaher Corp. (Health Care Equip. & Supplies)			31,550	3,428,223
DaVita, Inc. (Health Care Providers & Svs.)	(a	)	6,499	465,523
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)			11,392	429,934
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a	)	10,728	1,867,745
Eli Lilly & Co. (Pharmaceuticals)			48,974	5,255,400
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a	)	6,206	283,800
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a	)	28,806	2,736,858
Gilead Sciences, Inc. (Biotechnology)			66,419	5,128,211
HCA Healthcare, Inc. (Health Care Providers & Svs.)			13,829	1,923,891
Henry Schein, Inc. (Health Care Providers & Svs.)	(a	)	7,845	667,060
Hologic, Inc. (Health Care Equip. & Supplies)	(a	)	13,943	571,384
Humana, Inc. (Health Care Providers & Svs.)			7,058	2,389,274
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a	)	4,437	1,107,741
Illumina, Inc. (Life Sciences Tools & Svs.)	(a	)	7,532	2,764,696
Incyte Corp. (Biotechnology)	(a	)	9,040	624,483
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a	)	5,828	3,345,272
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a	)	8,304	1,077,361
Johnson & Johnson (Pharmaceuticals)			137,454	18,992,019
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a	)	5,221	906,783
McKesson Corp. (Health Care Providers & Svs.)			10,235	1,357,673
Medtronic PLC (Health Care Equip. & Supplies)			69,195	6,806,712
Merck & Co., Inc. (Pharmaceuticals)			136,263	9,666,497
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a	)	1,292	786,802
Mylan N.V. (Pharmaceuticals)	(a	)	26,416	966,826
Nektar Therapeutics (Pharmaceuticals)	(a	)	8,837	538,704
PerkinElmer, Inc. (Life Sciences Tools & Svs.)			5,674	551,910
Perrigo Co. PLC (Pharmaceuticals)			6,450	456,660
Pfizer, Inc. (Pharmaceuticals)			300,351	13,236,469
Quest Diagnostics, Inc. (Health Care Providers & Svs.)			7,002	755,586
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a	)	3,970	1,604,039
ResMed, Inc. (Health Care Equip. & Supplies)			7,313	843,481
Stryker Corp. (Health Care Equip. & Supplies)			15,904	2,825,823
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)			20,638	5,037,323
UnitedHealth Group, Inc. (Health Care Providers & Svs.)			49,313	13,119,231
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)			4,411	563,902

Common Stocks (Continued)			Shares	Value

HEALTH CARE (continued)
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a	)	4,691	$525,064
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a	)	13,094	2,523,738
Waters Corp. (Life Sciences Tools & Svs.)	(a	)	3,949	768,791
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a	)	2,561	820,775
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)			10,426	1,370,706
Zoetis, Inc. (Pharmaceuticals)			24,687	2,260,342

				189,511,746

INDUSTRIALS – 9.7%
3M Co. (Industrial Conglomerates)			30,056	6,333,100
A.O. Smith Corp. (Building Products)			7,406	395,258
Alaska Air Group, Inc. (Airlines)			6,309	434,438
Allegion PLC (Building Products)			4,868	440,895
American Airlines Group, Inc. (Airlines)			20,999	867,889
AMETEK, Inc. (Electrical Equip.)			11,881	940,025
Arconic, Inc. (Aerospace & Defense)			22,023	484,726
Boeing Co. / The (Aerospace & Defense)			27,375	10,180,762
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)			7,098	695,036
Caterpillar, Inc. (Machinery)			30,451	4,643,473
Cintas Corp. (Commercial Svs. & Supplies)			4,411	872,540
Copart, Inc. (Commercial Svs. & Supplies)	(a	)	10,473	539,674
CSX Corp. (Road & Rail)			41,802	3,095,438
Cummins, Inc. (Machinery)			7,698	1,124,447
Deere & Co. (Machinery)			16,481	2,477,589
Delta Air Lines, Inc. (Airlines)			32,233	1,864,034
Dover Corp. (Machinery)			7,568	669,995
Eaton Corp. PLC (Electrical Equip.)			22,201	1,925,493
Emerson Electric Co. (Electrical Equip.)			32,200	2,465,876
Equifax, Inc. (Professional Svs.)			6,169	805,486
Expeditors International of Washington, Inc. (Air Freight & Logistics)			8,932	656,770
Fastenal Co. (Trading Companies & Distributors)			14,702	853,010
FedEx Corp. (Air Freight & Logistics)			12,465	3,001,447
Flowserve Corp. (Machinery)			6,704	366,642
Fluor Corp. (Construction & Engineering)			7,205	418,610
Fortive Corp. (Machinery)			15,759	1,326,908
Fortune Brands Home & Security, Inc. (Building Products)			7,297	382,071
General Dynamics Corp. (Aerospace & Defense)			14,269	2,921,150
General Electric Co. (Industrial Conglomerates)			445,296	5,027,392
Harris Corp. (Aerospace & Defense)			6,021	1,018,813
Honeywell International, Inc. (Industrial Conglomerates)			38,048	6,331,187
Huntington Ingalls Industries, Inc. (Aerospace & Defense)			2,219	568,242
IHS Markit Ltd. (Professional Svs.)	(a	)	18,278	986,281
Illinois Tool Works, Inc. (Machinery)			15,808	2,230,825
Ingersoll-Rand PLC (Machinery)			12,569	1,285,809
J.B. Hunt Transport Services, Inc. (Road & Rail)			4,482	533,089
Jacobs Engineering Group, Inc. (Construction & Engineering)			6,107	467,185
Johnson Controls International PLC (Building Products)			47,389	1,658,615
Kansas City Southern (Road & Rail)			5,234	592,908
L3 Technologies, Inc. (Aerospace & Defense)			4,013	853,244
Lockheed Martin Corp. (Aerospace & Defense)			12,694	4,391,616
Masco Corp. (Building Products)			15,754	576,596
Nielsen Holdings PLC (Professional Svs.)			18,252	504,850
Norfolk Southern Corp. (Road & Rail)			14,348	2,589,814
Northrop Grumman Corp. (Aerospace & Defense)			8,921	2,831,258
PACCAR, Inc. (Machinery)			17,960	1,224,692
Parker-Hannifin Corp. (Machinery)			6,782	1,247,413
Pentair PLC (Machinery)			8,268	358,418
Quanta Services, Inc. (Construction & Engineering)	(a	)	7,625	254,523
Raytheon Co. (Aerospace & Defense)			14,616	3,020,543
Republic Services, Inc. (Commercial Svs. & Supplies)			11,169	811,540
Robert Half International, Inc. (Professional Svs.)			6,274	441,564

23	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)			Shares	Value

INDUSTRIALS (continued)
Rockwell Automation, Inc. (Electrical Equip.)			6,310	$1,183,251
Rockwell Collins, Inc. (Aerospace & Defense)			8,421	1,182,898
Rollins, Inc. (Commercial Svs. & Supplies)			5,029	305,210
Roper Technologies, Inc. (Industrial Conglomerates)			5,295	1,568,432
Snap-on, Inc. (Machinery)			2,890	530,604
Southwest Airlines Co. (Airlines)			26,423	1,650,116
Stanley Black & Decker, Inc. (Machinery)			7,840	1,148,090
Stericycle, Inc. (Commercial Svs. & Supplies)	(a	)	4,398	258,075
Textron, Inc. (Aerospace & Defense)			12,728	909,670
TransDigm Group, Inc. (Aerospace & Defense)	(a	)	2,481	923,676
Union Pacific Corp. (Road & Rail)			37,889	6,169,466
United Continental Holdings, Inc. (Airlines)	(a	)	11,732	1,044,852
United Parcel Service, Inc. Class B (Air Freight & Logistics)			35,526	4,147,660
United Rentals, Inc. (Trading Companies & Distributors)	(a	)	4,240	693,664
United Technologies Corp. (Aerospace & Defense)			38,534	5,387,439
Verisk Analytics, Inc. (Professional Svs.)	(a	)	8,439	1,017,321
W.W. Grainger, Inc. (Trading Companies & Distributors)			2,330	832,765
Waste Management, Inc. (Commercial Svs. & Supplies)			20,209	1,826,085
Xylem, Inc. (Machinery)			9,203	735,044

				122,503,517

INFORMATION TECHNOLOGY – 20.8%
Accenture PLC Class A (IT Svs.)			32,829	5,587,496
Adobe Systems, Inc. (Software)	(a	)	25,088	6,772,506
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a	)	43,955	1,357,770
Akamai Technologies, Inc. (IT Svs.)	(a	)	8,685	635,308
Alliance Data Systems Corp. (IT Svs.)			2,421	571,743
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)			15,389	1,446,874
Analog Devices, Inc. (Semiconductors & Equip.)			19,043	1,760,716
ANSYS, Inc. (Software)	(a	)	4,319	806,271
Apple, Inc. (Tech. Hardware, Storage & Periph.)			235,093	53,069,894
Applied Materials, Inc. (Semiconductors & Equip.)			50,365	1,946,607
Arista Networks, Inc. (Communications Equip.)	(a	)	2,645	703,200
Autodesk, Inc. (Software)	(a	)	11,201	1,748,588
Automatic Data Processing, Inc. (IT Svs.)			22,446	3,381,714
Broadcom, Inc. (Semiconductors & Equip.)			22,118	5,457,174
Broadridge Financial Solutions, Inc. (IT Svs.)			5,960	786,422
CA, Inc. (Software)			16,069	709,446
Cadence Design Systems, Inc. (Software)	(a	)	14,490	656,687
Cisco Systems, Inc. (Communications Equip.)			234,217	11,394,657
Citrix Systems, Inc. (Software)	(a	)	6,603	733,989
Cognizant Technology Solutions Corp. Class A (IT Svs.)			29,729	2,293,592
Corning, Inc. (Electronic Equip., Instr. & Comp.)			41,502	1,465,021
DXC Technology Co. (IT Svs.)			14,406	1,347,249
F5 Networks, Inc. (Communications Equip.)	(a	)	3,116	621,393
Fidelity National Information Services, Inc. (IT Svs.)			16,848	1,837,611
Fiserv, Inc. (IT Svs.)	(a	)	20,747	1,709,138
FleetCor Technologies, Inc. (IT Svs.)	(a	)	4,529	1,031,887
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)			7,072	434,716
Gartner, Inc. (IT Svs.)	(a	)	4,653	737,500
Global Payments, Inc. (IT Svs.)			8,105	1,032,577
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)			75,402	1,229,807
HP, Inc. (Tech. Hardware, Storage & Periph.)			81,076	2,089,328
Intel Corp. (Semiconductors & Equip.)			236,249	11,172,215
International Business Machines Corp. (IT Svs.)			46,767	7,071,638
Intuit, Inc. (Software)			13,253	3,013,732
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a	)	1,846	288,105
Juniper Networks, Inc. (Communications Equip.)			17,666	529,450
KLA-Tencor Corp. (Semiconductors & Equip.)			7,999	813,578
Lam Research Corp. (Semiconductors & Equip.)			8,074	1,224,826
Mastercard, Inc. Class A (IT Svs.)			46,742	10,405,237

Common Stocks (Continued)			Shares	Value

INFORMATION TECHNOLOGY (continued)
Microchip Technology, Inc. (Semiconductors & Equip.)			12,069	$952,365
Micron Technology, Inc. (Semiconductors & Equip.)	(a	)	59,424	2,687,747
Microsoft Corp. (Software)			392,888	44,934,601
Motorola Solutions, Inc. (Communications Equip.)			8,314	1,081,984
NetApp, Inc. (Tech. Hardware, Storage & Periph.)			13,284	1,140,963
NVIDIA Corp. (Semiconductors & Equip.)			31,151	8,754,054
Oracle Corp. (Software)			144,825	7,467,177
Paychex, Inc. (IT Svs.)			16,402	1,208,007
PayPal Holdings, Inc. (IT Svs.)	(a	)	60,647	5,327,232
Qorvo, Inc. (Semiconductors & Equip.)	(a	)	6,437	494,941
QUALCOMM, Inc. (Semiconductors & Equip.)			72,059	5,190,410
Red Hat, Inc. (Software)	(a	)	9,088	1,238,513
salesforce.com, Inc. (Software)	(a	)	38,770	6,165,593
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)			13,390	634,016
Skyworks Solutions, Inc. (Semiconductors & Equip.)			9,170	831,811
Symantec Corp. (Software)			31,845	677,662
Synopsys, Inc. (Software)	(a	)	7,613	750,718
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)			17,854	1,569,902
Texas Instruments, Inc. (Semiconductors & Equip.)			49,811	5,344,222
Total System Services, Inc. (IT Svs.)			8,599	849,065
VeriSign, Inc. (IT Svs.)	(a	)	5,497	880,180
Visa, Inc. (IT Svs.)			91,029	13,662,543
Western Digital Corp. (Tech. Hardware, Storage & Periph.)			14,928	873,885
Western Union Co. / The (IT Svs.)			22,916	436,779
Xerox Corp. (Tech. Hardware, Storage & Periph.)			11,372	306,817
Xilinx, Inc. (Semiconductors & Equip.)			12,958	1,038,843

				264,375,692

MATERIALS – 2.4%
Air Products & Chemicals, Inc. (Chemicals)			11,235	1,876,807
Albemarle Corp. (Chemicals)			5,557	554,477
Avery Dennison Corp. (Containers & Packaging)			4,479	485,300
Ball Corp. (Containers & Packaging)			17,621	775,148
CF Industries Holdings, Inc. (Chemicals)			11,962	651,211
DowDuPont, Inc. (Chemicals)			118,221	7,602,792
Eastman Chemical Co. (Chemicals)			7,239	692,917
Ecolab, Inc. (Chemicals)			13,026	2,042,216
FMC Corp. (Chemicals)			6,898	601,368
Freeport-McMoRan, Inc. (Metals & Mining)			74,241	1,033,435
International Flavors & Fragrances, Inc. (Chemicals)			4,699	653,725
International Paper Co. (Containers & Packaging)			20,949	1,029,643
LyondellBasell Industries N.V. Class A (Chemicals)			16,357	1,676,756
Martin Marietta Materials, Inc. (Construction Materials)			3,228	587,335
Mosaic Co. / The (Chemicals)			18,170	590,162
Newmont Mining Corp. (Metals & Mining)			27,329	825,336
Nucor Corp. (Metals & Mining)			16,208	1,028,398
Packaging Corp. of America (Containers & Packaging)			4,842	531,119
PPG Industries, Inc. (Chemicals)			12,400	1,353,212
Praxair, Inc. (Chemicals)			14,734	2,368,196
Sealed Air Corp. (Containers & Packaging)			8,137	326,700
Sherwin-Williams Co. / The (Chemicals)			4,210	1,916,434
Vulcan Materials Co. (Construction Materials)			6,777	753,602
WestRock Co. (Containers & Packaging)			13,071	698,514

				30,654,803

REAL ESTATE – 2.6%
Alexandria Real Estate Equities, Inc. (Equity REIT)			5,419	681,656
American Tower Corp. (Equity REIT)			22,587	3,281,891
Apartment Investment & Management Co. Class A (Equity REIT)			8,062	355,776

24	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)			Shares	Value

REAL ESTATE (continued)
AvalonBay Communities, Inc. (Equity REIT)			7,082	$1,282,904
Boston Properties, Inc. (Equity REIT)			7,912	973,888
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a	)	16,191	714,023
Crown Castle International Corp. (Equity REIT)			21,255	2,366,319
Digital Realty Trust, Inc. (Equity REIT)			10,560	1,187,789
Duke Realty Corp. (Equity REIT)			18,305	519,313
Equinix, Inc. (Equity REIT)			4,074	1,763,594
Equity Residential (Equity REIT)			18,869	1,250,260
Essex Property Trust, Inc. (Equity REIT)			3,384	834,867
Extra Space Storage, Inc. (Equity REIT)			6,481	561,514
Federal Realty Investment Trust (Equity REIT)			3,765	476,159
HCP, Inc. (Equity REIT)			24,073	633,601
Host Hotels & Resorts, Inc. (Equity REIT)			38,000	801,800
Iron Mountain, Inc. (Equity REIT)			14,661	506,098
Kimco Realty Corp. (Equity REIT)			21,590	361,417
Macerich Co. / The (Equity REIT)			5,420	299,672
Mid-America Apartment Communities, Inc. (Equity REIT)			5,831	584,150
Prologis, Inc. (Equity REIT)			32,254	2,186,499
Public Storage (Equity REIT)			7,677	1,547,913
Realty Income Corp. (Equity REIT)			14,861	845,442
Regency Centers Corp. (Equity REIT)			8,681	561,400
SBA Communications Corp. (Equity REIT)	(a	)	5,884	945,147
Simon Property Group, Inc. (Equity REIT)			15,843	2,800,250
SL Green Realty Corp. (Equity REIT)			4,435	432,546
UDR, Inc. (Equity REIT)			13,714	554,457
Ventas, Inc. (Equity REIT)			18,262	993,088
Vornado Realty Trust (Equity REIT)			8,870	647,510
Welltower, Inc. (Equity REIT)			19,061	1,226,003
Weyerhaeuser Co. (Equity REIT)			38,820	1,252,721

				33,429,667

UTILITIES – 2.8%
AES Corp. (Ind. Power & Renewable Elec.)			33,902	474,628
Alliant Energy Corp. (Electric Utilities)			11,978	509,903
Ameren Corp. (Multi-Utilities)			12,504	790,503
American Electric Power Co., Inc. (Electric Utilities)			25,256	1,790,145
American Water Works Co., Inc. (Water Utilities)			9,247	813,459

Common Stocks (Continued)	Shares	Value

UTILITIES (continued)
CenterPoint Energy, Inc. (Multi-Utilities)	25,213	$697,139
CMS Energy Corp. (Multi-Utilities)	14,513	711,137
Consolidated Edison, Inc. (Multi-Utilities)	15,940	1,214,469
Dominion Energy, Inc. (Multi-Utilities)	33,496	2,354,099
DTE Energy Co. (Multi-Utilities)	9,313	1,016,328
Duke Energy Corp. (Electric Utilities)	36,498	2,920,570
Edison International (Electric Utilities)	16,693	1,129,782
Entergy Corp. (Electric Utilities)	9,266	751,750
Evergy, Inc. (Electric Utilities)	13,920	764,486
Eversource Energy (Electric Utilities)	16,236	997,540
Exelon Corp. (Electric Utilities)	49,489	2,160,690
FirstEnergy Corp. (Electric Utilities)	24,902	925,607
NextEra Energy, Inc. (Electric Utilities)	24,163	4,049,719
NiSource, Inc. (Multi-Utilities)	18,601	463,537
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	15,547	581,458
PG&E Corp. (Electric Utilities)	26,497	1,219,127
Pinnacle West Capital Corp. (Electric Utilities)	5,737	454,256
PPL Corp. (Electric Utilities)	35,843	1,048,766
Public Service Enterprise Group, Inc. (Multi-Utilities)	25,891	1,366,786
SCANA Corp. (Multi-Utilities)	7,308	284,208
Sempra Energy (Multi-Utilities)	14,011	1,593,751
Southern Co. / The (Electric Utilities)	51,960	2,265,456
WEC Energy Group, Inc. (Multi-Utilities)	16,166	1,079,242
Xcel Energy, Inc. (Electric Utilities)	26,084	1,231,426

		35,659,967

Total Common Stocks (Cost $929,602,523)		$1,259,543,164

Money Market Funds – 0.6%	Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(b) 8,009,969	$8,010,770

Total Money Market Funds (Cost $8,010,770)		$8,010,770

Total Investments – 99.9% (Cost $937,613,293)	(c)	$1,267,553,934
Other Assets in Excess of Liabilities – 0.1%	(d)	1,381,611

Net Assets – 100.0%		$1,268,935,545

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2018.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $402,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2018. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2018 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	67	December 21, 2018	$9,785,998	$9,778,650	$(7,348)	$889,487

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Strategic Value Dividend Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 97.3%			Shares	Value

COMMUNICATION SERVICES – 15.1%
AT&T, Inc. (Diversified Telecom. Svs.)			602,273	$20,224,327
BCE, Inc. (Diversified Telecom. Svs.)			213,630	8,655,021
Verizon Communications, Inc. (Diversified Telecom. Svs.)			318,401	16,999,429
Vodafone Group PLC – ADR (Wireless Telecom. Svs.)			598,818	12,994,351

				58,873,128

CONSUMER STAPLES – 24.3%
Altria Group, Inc. (Tobacco)			328,120	19,788,917
British American Tobacco PLC (Tobacco)	(a	)	91,550	4,268,107
Coca-Cola Co. / The (Beverages)			378,625	17,488,689
General Mills, Inc. (Food Products)			107,725	4,623,557
Imperial Brands PLC (Tobacco)	(a	)	134,950	4,695,983
Kimberly-Clark Corp. (Household Products)			64,875	7,372,395
Kraft Heinz Co. / The (Food Products)			99,875	5,504,111
PepsiCo, Inc. (Beverages)			46,600	5,209,880
Philip Morris International, Inc. (Tobacco)			203,995	16,633,752
Procter & Gamble Co. / The
(Household Products)			108,440	9,025,461

				94,610,852

ENERGY – 16.0%
BP PLC (Oil, Gas & Consumable Fuels)	(a	)	1,975,000	15,137,858
Chevron Corp. (Oil, Gas & Consumable Fuels)			92,955	11,366,537
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)			223,325	18,987,092
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)			116,225	9,550,208
TOTAL SA (Oil, Gas & Consumable Fuels)	(a	)	111,150	7,227,056

				62,268,751

FINANCIALS – 2.7%
Canadian Imperial Bank of Commerce (Banks)			54,175	5,076,298
Invesco Ltd. (Capital Markets)			118,325	2,707,276
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen (Insurance)	(a	)	11,900	2,628,548

				10,412,122

HEALTH CARE – 8.4%
AbbVie, Inc. (Biotechnology)			69,175	6,542,572
AstraZeneca PLC (Pharmaceuticals)	(a	)	63,105	4,918,659
GlaxoSmithKline PLC (Pharmaceuticals)	(a	)	809,856	16,241,428
Pfizer, Inc. (Pharmaceuticals)			109,275	4,815,749

				32,518,408

Common Stocks (Continued)			Shares	Value

INDUSTRIALS – 1.4%
United Parcel Service, Inc. Class B (Air Freight & Logistics)			45,625	$5,326,719

INFORMATION TECHNOLOGY – 0.7%
Paychex, Inc. (IT Svs.)			35,000	2,577,750

REAL ESTATE – 11.4%
Crown Castle International Corp. (Equity REIT)			143,475	15,973,072
Digital Realty Trust, Inc. (Equity REIT)			33,695	3,790,013
National Retail Properties, Inc. (Equity REIT)			78,700	3,527,334
Omega Healthcare Investors, Inc. (Equity REIT)			94,150	3,085,295
Public Storage (Equity REIT)			21,625	4,360,249
Realty Income Corp. (Equity REIT)			50,075	2,848,767
Ventas, Inc. (Equity REIT)			136,805	7,439,456
Welltower, Inc. (Equity REIT)			53,450	3,437,904

				44,462,090

UTILITIES – 17.3%
American Electric Power Co., Inc. (Electric Utilities)			27,375	1,940,340
Dominion Energy, Inc. (Multi-Utilities)			191,100	13,430,508
Duke Energy Corp. (Electric Utilities)			202,881	16,234,538
National Grid PLC (Multi-Utilities)	(a	)	1,234,975	12,755,769
PPL Corp. (Electric Utilities)			377,325	11,040,529
Public Service Enterprise Group, Inc. (Multi-Utilities)			61,650	3,254,504
Southern Co. / The (Electric Utilities)			199,035	8,677,926

				67,334,114

Total Common Stocks (Cost $383,694,868)				$378,383,934

Money Market Funds – 2.3%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(b	)	9,098,101	$9,099,011

Total Money Market Funds (Cost $9,099,011)				$9,099,011

Total Investments – 99.6% (Cost $392,793,879)	(c	)		$387,482,945
Other Assets in Excess of Liabilities – 0.4%				1,378,947

Net Assets – 100.0%				$388,861,892

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:
(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $67,873,408 or 17.5% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b)	Rate represents the seven-day yield at September 30, 2018.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds – 95.7%		Rate	Maturity Face Amount		Value

COMMUNICATION SERVICES – 18.3%
Acosta, Inc. (Media)	(a)	7.750%	10/01/2022	$1,075,000	$365,500
Altice France SA / France (Diversified Telecom. Svs.)	(a)	6.250%	05/15/2024	400,000	395,300
Altice France SA / France (Diversified Telecom. Svs.)	(a)	7.375%	05/01/2026	2,075,000	2,077,179
Altice France SA / France (Diversified Telecom. Svs.)	(a)	8.125%	02/01/2027	200,000	205,500
Altice Luxembourg SA (Wireless Telecom. Svs.)	(a)	7.625%	02/15/2025	1,575,000	1,427,344
Altice U.S. Finance I Corp. (Media)	(a)	5.375%	07/15/2023	375,000	379,219
AMC Networks, Inc. (Media)		5.000%	04/01/2024	800,000	788,000
AMC Networks, Inc. (Media)		4.750%	08/01/2025	450,000	431,806
Cablevision Systems Corp. (Media)		5.875%	09/15/2022	825,000	840,984
CBS Radio, Inc. (Media)	(a)	7.250%	11/01/2024	650,000	624,637
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.250%	09/30/2022	300,000	303,836
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	150,563
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	325,000	330,278
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	2,325,000	2,362,781
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	05/01/2025	175,000	173,688
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	800,000	758,488
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.875%	05/01/2027	400,000	396,500
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	850,000	798,915
Cequel Communications Holdings I, LLC / Cequel Capital Corp. (Media)	(a)	5.125%	12/15/2021	750,000	756,562
Cequel Communications Holdings I, LLC / Cequel Capital Corp. (Media)	(a)	5.125%	12/15/2021	100,000	100,272
Cequel Communications Holdings I, LLC / Cequel Capital Corp. (Media)	(a)	7.750%	07/15/2025	1,175,000	1,251,375
Cequel Communications Holdings I, LLC / Cequel Capital Corp. (Media)	(a)	7.500%	04/01/2028	550,000	576,125
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	575,000	586,713
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	280,156
CSC Holdings, LLC (Media)		5.250%	06/01/2024	975,000	953,062
CSC Holdings, LLC (Diversified Telecom. Svs.)	(a)	6.625%	10/15/2025	300,000	316,125
CSC Holdings, LLC (Media)	(a)	5.500%	04/15/2027	1,100,000	1,070,168
Digicel Group Ltd. (Wireless Telecom. Svs.)	(a)	8.250%	09/30/2020	200,000	152,500
DISH DBS Corp. (Media)		5.875%	07/15/2022	300,000	292,688
DISH DBS Corp. (Media)		5.875%	11/15/2024	1,275,000	1,145,906
DISH DBS Corp. (Media)		7.750%	07/01/2026	825,000	781,687
E.W. Scripps Co. / The (Media)	(a)	5.125%	05/15/2025	175,000	168,219
EMI Music Publishing Group North America Holdings, Inc. (Entertainment)	(a)	7.625%	06/15/2024	525,000	565,031
Gray Television, Inc. (Media)	(a)	5.125%	10/15/2024	250,000	241,563
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	825,000	817,781
iHeartCommunications, Inc. (Acquired 06/09/2011 through 02/05/2014, Cost $669,543) (Media)	(b)	9.000%	03/01/2021	700,000	521,500
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)		7.500%	04/01/2021	225,000	227,813
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)		5.500%	08/01/2023	725,000	668,450
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(a)	8.000%	02/15/2024	350,000	368,273
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(a)	8.500%	10/15/2024	600,000	605,250
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(a)	9.750%	07/15/2025	350,000	370,562
LIN Television Corp. (Media)		5.875%	11/15/2022	350,000	355,250
Live Nation Entertainment, Inc. (Entertainment)	(a)	4.875%	11/01/2024	250,000	245,625
Live Nation Entertainment, Inc. (Entertainment)	(a)	5.625%	03/15/2026	200,000	202,000
Match Group, Inc. (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	675,000	671,692
Nexstar Broadcasting, Inc. (Media)	(a)	6.125%	02/15/2022	475,000	482,719
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	08/01/2024	1,025,000	1,003,219
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.250%	02/15/2022	300,000	303,750
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.625%	02/15/2024	300,000	303,300
Rackspace Hosting, Inc. (Interactive Media & Svs.)	(a)	8.625%	11/15/2024	1,400,000	1,363,250
Sinclair Television Group, Inc. (Media)	(a)	5.625%	08/01/2024	700,000	690,305
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	750,000	731,325
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	250,000	230,000
Sirius XM Radio, Inc. (Media)	(a)	4.625%	05/15/2023	1,075,000	1,064,357
Sirius XM Radio, Inc. (Media)	(a)	6.000%	07/15/2024	275,000	285,368
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	150,000	150,563
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	725,000	719,562
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	250,000	240,553
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	825,000	828,869
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	450,000	459,000
Sprint Corp. (Wireless Telecom. Svs.)		7.875%	09/15/2023	750,000	808,020
Sprint Corp. (Wireless Telecom. Svs.)		7.125%	06/15/2024	375,000	389,531
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	1,950,000	2,067,975
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	03/01/2026	325,000	343,931
TEGNA, Inc. (Media)		6.375%	10/15/2023	700,000	722,708
TEGNA, Inc. (Media)	(a)	5.500%	09/15/2024	125,000	126,406
Telenet Finance Luxembourg Notes Sarl (Media)	(a)	5.500%	03/01/2028	1,400,000	1,316,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.000%	03/01/2023	150,000	154,613
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	625,000	649,219
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	225,000	234,405
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.125%	04/15/2025	675,000	680,062
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2026	325,000	340,502
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.375%	04/15/2027	200,000	199,250
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.750%	02/01/2028	250,000	235,313
Tribune Media Co. (Media)		5.875%	07/15/2022	1,225,000	1,251,031
Unitymedia GmbH (Media)	(a)	6.125%	01/15/2025	975,000	1,023,750
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(a)	5.000%	01/15/2025	200,000	203,078
Urban One, Inc. (Acquired 01/29/2014 through 03/06/2014, Cost $659,220) (Media)	(a)(c)	9.250%	02/15/2020	650,000	641,875
Urban One, Inc. (Media)	(a)	7.375%	04/15/2022	575,000	569,250
Virgin Media Finance PLC (Media)	(a)	6.375%	04/15/2023	302,000	309,173

27	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity Face Amount		Value

COMMUNICATION SERVICES (continued)
Virgin Media Finance PLC (Media)	(a)	6.000%	10/15/2024	$800,000	$800,960
Virgin Media Finance PLC (Media)	(a)	5.750%	01/15/2025	600,000	593,322
Virgin Media Secured Finance PLC (Media)	(a)	5.250%	01/15/2026	425,000	415,561
Virgin Media Secured Finance PLC (Media)	(a)	5.500%	08/15/2026	200,000	198,000
WMG Acquisition Corp. (Entertainment)	(a)	5.000%	08/01/2023	75,000	74,906
WMG Acquisition Corp. (Entertainment)	(a)	4.875%	11/01/2024	200,000	195,000
WMG Acquisition Corp. (Entertainment)	(a)	5.500%	04/15/2026	175,000	173,688
Ziggo B.V. (Diversified Telecom. Svs.)	(a)	5.500%	01/15/2027	925,000	867,881
Ziggo Bond Finance B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	775,000	706,219

					52,250,635

CONSUMER DISCRETIONARY – 10.6%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.250%	05/15/2024	250,000	237,283
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	10/15/2025	1,550,000	1,484,140
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	1,100,000	977,625
American Axle & Manufacturing, Inc. (Auto Components)		6.500%	04/01/2027	1,025,000	1,014,729
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		5.125%	01/15/2024	425,000	429,569
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	300,000	301,125
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		4.750%	06/01/2026	375,000	367,500
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	575,000	563,500
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.875%	05/15/2023	525,000	551,513
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.375%	04/01/2026	650,000	669,175
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.000%	08/15/2026	100,000	100,750
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	1,625,000	1,547,812
Dana Financing Luxembourg Sarl (Auto Components)	(a)	5.750%	04/15/2025	175,000	171,885
Dana Financing Luxembourg Sarl (Auto Components)	(a)	6.500%	06/01/2026	875,000	891,669
Delta Merger Sub, Inc. (Hotels, Restaurants & Leisure)	(a)	6.000%	09/15/2026	200,000	202,500
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)		6.000%	04/01/2025	500,000	506,250
Gates Global LLC / Gates Global Co. (Auto Components)	(a)	6.000%	07/15/2022	739,000	743,619
Goodyear Tire & Rubber Co. / The (Auto Components)		5.125%	11/15/2023	225,000	225,000
Goodyear Tire & Rubber Co. / The (Auto Components)		5.000%	05/31/2026	200,000	188,050
Goodyear Tire & Rubber Co. / The (Auto Components)		4.875%	03/15/2027	300,000	275,625
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.875%	05/15/2026	325,000	310,781
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.125%	05/01/2026	650,000	645,937
IHO Verwaltungs GmbH (Auto Components)	(a)(d)	4.750%, 5.500% PIK	09/15/2026	1,125,000	1,060,312
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	350,000	363,125
KFC Holding Co. / Pizza Hut Holdings, LLC / Taco Bell of America, LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	06/01/2024	150,000	148,782
KFC Holding Co. / Pizza Hut Holdings, LLC / Taco Bell of America, LLC (Hotels, Restaurants & Leisure)	(a)	5.250%	06/01/2026	300,000	299,475
KFC Holding Co. / Pizza Hut Holdings, LLC / Taco Bell of America, LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	525,000	504,656
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	50,000	51,250
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	150,000	157,688
MGM Resorts International (Hotels, Restaurants & Leisure)		5.750%	06/15/2025	850,000	851,700
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	1,075,000	1,002,115
Michaels Stores, Inc. (Specialty Retail)	(a)	5.875%	12/15/2020	1,275,000	1,281,056
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	700,000	686,000
Party City Holdings, Inc. (Specialty Retail)	(a)	6.125%	08/15/2023	975,000	987,187
Party City Holdings, Inc. (Specialty Retail)	(a)	6.625%	08/01/2026	400,000	405,000
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	375,000	361,763
PetSmart, Inc. (Specialty Retail)	(a)	7.125%	03/15/2023	650,000	467,188
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	1,075,000	1,135,469
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(a)	6.125%	08/15/2021	825,000	822,937
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		5.625%	12/01/2025	950,000	904,875
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International, LLC (Hotels, Restaurants & Leisure)	(a)	5.875%	05/15/2021	1,400,000	1,405,250
Seminole Tribe of Florida, Inc. (Hotels, Restaurants & Leisure)	(a)	7.804%	10/01/2020	400,000	404,000
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	07/31/2024	275,000	269,363
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	1,350,000	1,336,500
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower, LLC (Hotels, Restaurants & Leisure)	(a)	7.000%	07/15/2026	500,000	515,845
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	725,000	694,405
Sugarhouse HSP Gaming Prop. Mezz. LP / Sugarhouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	5.875%	05/15/2025	675,000	637,673
VOC Escrow Ltd. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/15/2028	325,000	312,338
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	04/15/2026	325,000	322,156
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)	(a)	5.250%	05/15/2027	325,000	301,844

					30,095,989

CONSUMER STAPLES – 3.2%
Albertsons Cos., LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC (Food & Staples Retailing)		6.625%	06/15/2024	1,025,000	985,281
Albertsons Cos., LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC (Food & Staples Retailing)		5.750%	03/15/2025	825,000	738,375
B&G Foods, Inc. (Food Products)		5.250%	04/01/2025	1,100,000	1,053,041
Energizer Gamma Acquisition, Inc. (Household Products)	(a)	6.375%	07/15/2026	100,000	103,375

28	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity Face Amount		Value

CONSUMER STAPLES (continued)
First Quality Finance Co., Inc. (Personal Products)	(a)	4.625%	05/15/2021	$700,000	$699,125
First Quality Finance Co., Inc. (Personal Products)	(a)	5.000%	07/01/2025	100,000	93,500
Lamb Weston Holdings, Inc. (Food Products)	(a)	4.875%	11/01/2026	275,000	269,500
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	06/01/2024	75,000	74,250
Post Holdings, Inc. (Food Products)	(a)	5.000%	08/15/2026	2,000,000	1,891,100
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	550,000	540,375
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	350,000	336,875
Rite Aid Corp. (Food & Staples Retailing)	(a)	6.125%	04/01/2023	650,000	582,563
Spectrum Brands, Inc. (Household Products)		6.125%	12/15/2024	175,000	178,500
Spectrum Brands, Inc. (Household Products)		5.750%	07/15/2025	400,000	404,000
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	5.875%	06/15/2024	1,125,000	1,130,625

					9,080,485

ENERGY – 12.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	10/15/2022	28,000	28,770
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	09/15/2024	900,000	905,625
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/01/2025	750,000	755,625
Apergy Corp. (Energy Equip. & Svs.)	(a)	6.375%	05/01/2026	100,000	102,750
Ascent Resources Utica Holdings, LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	10.000%	04/01/2022	775,000	873,812
Berry Petroleum Co., LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	325,000	336,375
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.125%	10/01/2024	614,000	624,745
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	225,000	228,938
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	108,000	108,000
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6.250%	04/15/2023	100,000	102,125
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	450,000	483,750
Cheniere Corpus Christi Holdings, LLC (Oil, Gas & Consumable Fuels)		7.000%	06/30/2024	375,000	410,625
Cheniere Corpus Christi Holdings, LLC (Oil, Gas & Consumable Fuels)		5.875%	03/31/2025	575,000	603,750
Cheniere Corpus Christi Holdings, LLC (Oil, Gas & Consumable Fuels)		5.125%	06/30/2027	225,000	225,844
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		5.250%	10/01/2025	1,150,000	1,150,000
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/01/2026	250,000	251,800
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	12/15/2022	295,000	309,012
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.750%	03/15/2023	50,000	48,688
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		7.000%	10/01/2024	375,000	375,000
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		8.000%	01/15/2025	175,000	180,600
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		8.000%	06/15/2027	1,025,000	1,044,987
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	725,000	719,562
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	1,075,000	1,052,156
CVR Refining, LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2022	1,250,000	1,268,750
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.500%	01/30/2026	150,000	150,000
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	300,000	300,000
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	700,000	736,750
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)		8.500%	11/01/2021	1,025,000	1,060,127
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		6.375%	06/15/2023	150,000	99,750
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.000%	11/29/2024	550,000	554,125
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.625%	05/01/2023	175,000	178,063
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.000%	10/15/2024	450,000	438,750
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/15/2025	275,000	270,531
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	01/15/2026	125,000	121,563
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	08/01/2024	1,075,000	1,099,187
Jagged Peak Energy LLC (Oil, Gas & Consumable Fuels)	(a)	5.875%	05/01/2026	350,000	348,250
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		5.625%	01/15/2022	150,000	148,875
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2023	475,000	475,000
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	875,000	865,156
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2022	757,000	770,232
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.250%	05/01/2026	75,000	76,556
Parsley Energy, LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	06/01/2024	100,000	104,250
Parsley Energy, LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	01/15/2025	175,000	175,438
Parsley Energy, LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.250%	08/15/2025	175,000	174,125
Parsley Energy, LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2027	475,000	476,187
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	350,000	344,312
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	225,000	213,750
Precision Drilling Corp. (Energy Equip. & Svs.)		6.500%	12/15/2021	27,162	27,570
Precision Drilling Corp. (Energy Equip. & Svs.)		7.750%	12/15/2023	525,000	555,187
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	250,000	256,875
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	125,000	121,719
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.625%	03/01/2026	250,000	239,063
Range Resources Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/15/2023	175,000	171,938
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	600,000	567,750
SESI, LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	375,000	380,250
SESI, LLC (Energy Equip. & Svs.)		7.750%	09/15/2024	1,075,000	1,096,500
Shelf Drilling Holdings Ltd. (Oil, Gas & Consumable Fuels)	(a)	8.250%	02/15/2025	575,000	592,250
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	375,000	366,562
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2025	100,000	99,625
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	450,000	467,437
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	25,844
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		7.500%	04/01/2026	100,000	104,750
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		7.750%	10/01/2027	725,000	764,875
SRC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	12/01/2025	650,000	611,000

29	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity Face Amount		Value

ENERGY (continued)
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	$1,400,000	$1,399,034
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	04/15/2025	350,000	336,875
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	4.875%	01/15/2023	50,000	49,500
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/15/2026	225,000	217,350
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	03/15/2028	350,000	336,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	150,000	151,688
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	04/15/2026	150,000	154,688
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	1,025,000	1,025,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	01/15/2028	600,000	583,200
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	125,000	117,813
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	6.875%	04/01/2026	675,000	696,937
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/15/2022	150,000	71,250
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.125%	04/15/2025	400,000	162,000
Weatherford International Ltd. (Energy Equip. & Svs.)		8.250%	06/15/2023	350,000	330,750
Weatherford International Ltd. (Energy Equip. & Svs.)		7.000%	03/15/2038	325,000	251,875
Weatherford International, LLC (Energy Equip. & Svs.)		6.800%	06/15/2037	500,000	380,000
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.250%	04/01/2023	600,000	620,700
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2026	250,000	260,000
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		6.000%	01/15/2022	89,000	92,226
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		8.250%	08/01/2023	200,000	227,000
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.250%	09/15/2024	250,000	251,705
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	06/01/2026	75,000	75,938

					35,612,990

FINANCIALS – 5.6%
Acrisure LLC / Acrisure, Finance, Inc. (Insurance)	(a)	7.000%	11/15/2025	975,000	908,876
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	1,300,000	1,342,250
Alpha 2 BV (Diversified Financial Svs.)	(a)(d)	8.750%, 9.500% PIK	06/01/2023	325,000	329,875
Alpha 3 BV / Alpha U.S. Bidco, Inc. (Diversified Financial Svs.)	(a)	6.250%	02/01/2025	900,000	895,770
AmWINS Group, Inc. (Insurance)	(a)	7.750%	07/01/2026	675,000	702,000
Ardonagh Midco 3 PLC (Insurance)	(a)	8.625%	07/15/2023	800,000	790,000
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	975,000	965,250
Avolon Holdings Funding Ltd. (Diversified Financial Svs.)	(a)	5.500%	01/15/2023	75,000	76,125
Avolon Holdings Funding Ltd. (Diversified Financial Svs.)	(a)	5.125%	10/01/2023	175,000	176,531
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	1,975,000	1,977,587
MSCI, Inc. (Capital Markets)	(a)	5.250%	11/15/2024	150,000	153,600
MSCI, Inc. (Capital Markets)	(a)	5.750%	08/15/2025	325,000	340,509
Navient Corp. (Consumer Finance)		5.500%	01/25/2023	325,000	324,188
Navient Corp. (Consumer Finance)		7.250%	09/25/2023	275,000	291,500
Navient Corp. (Consumer Finance)		6.125%	03/25/2024	850,000	847,875
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	1,050,000	1,025,042
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	125,000	123,750
NFP Corp. (Insurance)	(a)	6.875%	07/15/2025	1,200,000	1,200,000
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.750%	05/01/2025	1,550,000	1,548,062
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.250%	01/15/2028	375,000	348,281
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	6.250%	05/15/2026	200,000	199,875
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	8.250%	11/15/2026	300,000	298,182
USIS Merger Sub, Inc. (Insurance)	(a)	6.875%	05/01/2025	1,075,000	1,072,312

					15,937,440

HEALTH CARE – 16.7%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		5.625%	02/15/2023	1,225,000	1,231,125
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		6.500%	03/01/2024	400,000	413,500
Air Medical Group Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	05/15/2023	1,225,000	1,099,437
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	6.000%	10/01/2024	325,000	329,875
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	9.000%	10/01/2025	975,000	1,005,469
Bausch Health Cos. Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	275,000	288,750
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	03/01/2023	350,000	336,700
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.875%	05/15/2023	900,000	873,675
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.000%	03/15/2024	350,000	369,775
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	3,000,000	2,853,150
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	200,000	199,650
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	9.000%	12/15/2025	525,000	565,052
Centene Corp. (Health Care Providers & Svs.)	(a)	5.375%	06/01/2026	425,000	435,625
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	5.500%	04/01/2026	225,000	228,375
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		5.125%	08/01/2021	300,000	291,750
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.875%	02/01/2022	900,000	504,270
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.250%	03/31/2023	650,000	618,313
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.625%	01/15/2024	150,000	155,438
Eagle Holding Co. II, LLC (Health Care Providers & Svs.)	(a)(d)	7.625%, 8.375% PIK	05/15/2022	475,000	480,938
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	07/15/2023	475,000	421,563
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	02/01/2025	1,425,000	1,228,350
Enterprise Merger Sub, Inc. (Health Care Providers & Svs.)	(a)	8.750%	10/15/2026	450,000	450,000

30	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity Face Amount		Value

HEALTH CARE (continued)
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	07/01/2022	$725,000	$742,762
Envision Healthcare Corp. (Health Care Providers & Svs.)		5.625%	07/15/2022	300,000	308,460
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.250%	12/01/2024	775,000	833,125
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	275,000	289,781
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	1,525,000	1,563,125
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	900,000	918,000
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	1,625,000	1,675,781
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	1,425,000	1,483,781
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	100,000	101,200
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	4.375%	10/15/2025	300,000	285,750
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	475,000	465,263
Jaguar Holding Co. II / Pharmaceutical Product Development, LLC (Health Care Providers & Svs.)	(a)	6.375%	08/01/2023	2,425,000	2,443,187
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.500%	12/01/2021	250,000	254,063
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.375%	05/01/2024	450,000	468,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.625%	10/15/2023	1,525,000	1,349,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.500%	04/15/2025	900,000	760,050
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	7.125%	06/01/2024	2,150,000	2,234,925
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA (Health Care Equip. & Supplies)	(a)	6.625%	05/15/2022	2,750,000	2,686,750
Polaris Intermediate Corp. (Health Care Providers & Svs.)	(a)(d)	8.500%, 9.250% PIK	12/01/2022	775,000	800,761
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.375%	12/15/2021	1,100,000	1,102,750
Prestige Brands, Inc. (Pharmaceuticals)	(a)	6.375%	03/01/2024	1,300,000	1,314,625
Sotera Health Holdings, LLC (Health Care Equip. & Supplies)	(a)	6.500%	05/15/2023	900,000	927,000
Sotera Health Topco, Inc. (Health Care Equip. & Supplies)	(a)(d)	8.125%, 8.875% PIK	11/01/2021	1,550,000	1,565,500
Surgery Center Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.750%	07/01/2025	1,000,000	957,500
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	2,075,000	1,794,875
Teleflex, Inc. (Health Care Equip. & Supplies)		5.250%	06/15/2024	275,000	282,851
Teleflex, Inc. (Health Care Equip. & Supplies)		4.875%	06/01/2026	100,000	99,000
Teleflex, Inc. (Health Care Equip. & Supplies)		4.625%	11/15/2027	275,000	261,250
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	275,000	273,625
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.375%	10/01/2021	175,000	174,242
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	7.500%	01/01/2022	225,000	234,844
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	1,125,000	1,120,781
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	275,000	267,300
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	05/01/2025	650,000	640,250
Tenet Healthcare Corp. (Health Care Providers & Svs.)		7.000%	08/01/2025	225,000	222,356
Vizient, Inc. (Health Care Providers & Svs.)	(a)	10.375%	03/01/2024	1,075,000	1,175,781
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	5.375%	08/15/2026	225,000	228,938
West Street Merger Sub, Inc. (Life Sciences Tools & Svs.)	(a)	6.375%	09/01/2025	950,000	900,125

					47,588,762

INDUSTRIALS – 8.7%
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.750%	12/15/2023	50,000	51,063
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.875%	05/15/2026	975,000	977,437
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc. (Road & Rail)	(a)	5.250%	03/15/2025	325,000	305,094
BCD Acquisition, Inc. (Machinery)	(a)	9.625%	09/15/2023	600,000	639,750
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	4.875%	11/01/2025	225,000	207,281
Core & Main LP (Commercial Svs. & Supplies)	(a)	6.125%	08/15/2025	525,000	504,651
Engility Corp. (Aerospace & Defense)		8.875%	09/01/2024	450,000	489,375
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.750%	05/15/2025	800,000	782,000
HD Supply, Inc. (Trading Companies & Distributors)	(a)	5.750%	04/15/2024	525,000	551,906
Hertz Corp. / The (Road & Rail)	(a)	5.500%	10/15/2024	225,000	186,750
Hillman Group, Inc. / The (Acquired 06/17/2014 through 10/12/2016, Cost $957,265) (Building Products)	(a)(c)	6.375%	07/15/2022	1,025,000	922,500
Jeld-Wen, Inc. (Building Products)	(a)	4.875%	12/15/2027	50,000	45,563
JPW Industries Holding Corp. (Acquired 09/19/2017, Cost $175,000) (Machinery)	(a)(c)	9.000%	10/01/2024	175,000	178,063
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	575,000	557,750
Masonite International Corp. (Building Products)	(a)	5.625%	03/15/2023	260,000	265,850
Masonite International Corp. (Building Products)	(a)	5.750%	09/15/2026	225,000	225,563
Matthews International Corp. (Commercial Svs. & Supplies)	(a)	5.250%	12/01/2025	325,000	314,437
Multi-Color Corp. (Commercial Svs. & Supplies)	(a)	6.125%	12/01/2022	950,000	971,375
Multi-Color Corp. (Commercial Svs. & Supplies)	(a)	4.875%	11/01/2025	450,000	420,750
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.500%	10/01/2021	625,000	628,594
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	300,000	294,000
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.000%	04/15/2022	1,125,000	1,097,989
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.250%	08/15/2022	175,000	176,750
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	4.500%	03/15/2023	200,000	195,250
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.500%	02/15/2024	2,025,000	2,073,094
Pisces Midco, Inc. (Building Products)	(a)	8.000%	04/15/2026	750,000	754,687
Sensata Technologies BV (Electrical Equip.)	(a)	5.625%	11/01/2024	225,000	232,313
Sensata Technologies U.K. Financing Co. PLC (Electrical Equip.)	(a)	6.250%	02/15/2026	225,000	236,813
Stevens Holding Co., Inc. (Machinery)	(a)	6.125%	10/01/2026	150,000	152,438
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. (Professional Svs.)	(a)	6.750%	06/01/2025	1,850,000	1,799,125
Tervita Escrow Corp. (Commercial Svs. & Supplies)	(a)	7.625%	12/01/2021	850,000	876,562
Titan Acquisition Ltd. / Titan Co-Borrower, LLC (Machinery)	(a)	7.750%	04/15/2026	600,000	520,500
TransDigm U.K. Holdings PLC (Aerospace & Defense)	(a)	6.875%	05/15/2026	200,000	205,250
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	275,344
TransDigm, Inc. (Aerospace & Defense)		6.000%	07/15/2022	550,000	558,937
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	600,000	614,700

31	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity Face Amount		Value

INDUSTRIALS (continued)
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	$350,000	$356,562
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	850,000	858,500
Trident Merger Sub, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	663,250
U.S.G. Corp. (Building Products)	(a)	4.875%	06/01/2027	225,000	227,477
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	07/15/2025	300,000	306,000
United Rentals North America, Inc. (Trading Companies & Distributors)		5.875%	09/15/2026	200,000	205,250
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	350,000	346,062
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	675,000	632,812
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	425,000	429,662
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	06/15/2024	1,050,000	1,039,500
Wrangler Buyer Corp. (Commercial Svs. & Supplies)	(a)	6.000%	10/01/2025	325,000	315,117

					24,669,696

INFORMATION TECHNOLOGY – 7.4%
Banff Merger Sub, Inc. (IT Svs.)	(a)	9.750%	09/01/2026	900,000	913,050
BMC Software Finance, Inc. (Software)	(a)	8.125%	07/15/2021	1,400,000	1,430,940
CDK Global, Inc. (Software)		5.875%	06/15/2026	150,000	154,932
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.000%	09/01/2023	250,000	254,875
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.500%	12/01/2024	475,000	491,625
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.000%	09/01/2025	100,000	99,625
CommScope Technologies LLC (Communications Equip.)	(a)	6.000%	06/15/2025	325,000	335,400
CommScope Technologies LLC (Communications Equip.)	(a)	5.000%	03/15/2027	200,000	192,500
CommScope, Inc. (Communications Equip.)	(a)	5.500%	06/15/2024	375,000	377,813
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	1,375,000	1,476,887
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.625%	02/10/2026	250,000	237,788
First Data Corp. (IT Svs.)	(a)	7.000%	12/01/2023	675,000	702,844
First Data Corp. (IT Svs.)	(a)	5.000%	01/15/2024	550,000	553,163
First Data Corp. (IT Svs.)	(a)	5.750%	01/15/2024	1,925,000	1,949,544
Gartner, Inc. (IT Svs.)	(a)	5.125%	04/01/2025	200,000	201,074
Infor Software Parent, LLC / Infor Software Parent, Inc. (Software)	(a)(d)	7.125%, 7.875% PIK	05/01/2021	1,425,000	1,440,319
Infor U.S., Inc. (Software)		6.500%	05/15/2022	1,675,000	1,697,696
Informatica LLC (Software)	(a)	7.125%	07/15/2023	1,100,000	1,125,938
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	02/15/2021	350,000	346,500
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	07/15/2022	325,000	322,359
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	225,000	229,219
Nuance Communications, Inc. (Software)	(a)	5.375%	08/15/2020	243,000	243,729
Nuance Communications, Inc. (Software)		6.000%	07/01/2024	300,000	309,375
Nuance Communications, Inc. (Software)		5.625%	12/15/2026	975,000	979,816
Riverbed Technology, Inc. (Communications Equip.)	(a)	8.875%	03/01/2023	1,025,000	966,062
RP Crown Parent, LLC (Software)	(a)	7.375%	10/15/2024	1,200,000	1,245,000
Sabre GLBL, Inc. (IT Svs.)	(a)	5.375%	04/15/2023	275,000	275,646
Solera, LLC / Solera Finance, Inc. (Software)	(a)	10.500%	03/01/2024	725,000	794,455
Sophia LP / Sophia Finance, Inc. (Software)	(a)	9.000%	09/30/2023	750,000	781,875
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.625%	10/01/2025	600,000	601,500
Vantiv, LLC / Vantiv Issuer Corp. (IT Svs.)	(a)	4.375%	11/15/2025	200,000	190,000
VeriSign, Inc. (IT Svs.)		4.750%	07/15/2027	200,000	194,940

					21,116,489

MATERIALS – 9.4%
ARD Finance SA (Containers & Packaging)	(d)	7.125%, 7.875% PIK	09/15/2023	1,250,000	1,265,625
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	7.250%	05/15/2024	1,325,000	1,386,281
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	02/15/2025	400,000	392,800
Berry Global, Inc. (Containers & Packaging)		5.500%	05/15/2022	1,325,000	1,346,664
Berry Global, Inc. (Containers & Packaging)		6.000%	10/15/2022	75,000	77,250
BWAY Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	900,000	884,781
BWAY Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	1,875,000	1,827,937
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	650,000	604,500
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	625,000	579,688
Coeur Mining, Inc. (Metals & Mining)		5.875%	06/01/2024	725,000	690,562
Compass Minerals International, Inc. (Acquired 10/06/2016 through 10/27/2016, Cost $951,781) (Metals & Mining)	(a)(c)	4.875%	07/15/2024	1,000,000	926,250
Crown Americas, LLC / Crown Americas Capital Corp. VI (Containers & Packaging)	(a)	4.750%	02/01/2026	475,000	454,813
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	1,850,000	1,766,750
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	675,000	666,562
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	975,000	943,234
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	1,100,000	1,034,000
Hexion, Inc. (Chemicals)		6.625%	04/15/2020	1,125,000	1,057,500
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.250%	01/15/2023	225,000	231,212
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.625%	01/15/2025	425,000	438,813
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	400,000	399,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.875%	08/15/2023	225,000	231,469
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	175,000	173,250
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	600,000	616,500
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	240,750
Platform Specialty Products Corp. (Chemicals)	(a)	6.500%	02/01/2022	2,175,000	2,223,937
Platform Specialty Products Corp. (Chemicals)	(a)	5.875%	12/01/2025	225,000	222,023
PQ Corp. (Chemicals)	(a)	5.750%	12/15/2025	100,000	99,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer S.A. (Containers & Packaging)		5.750%	10/15/2020	1,284,068	1,287,278

32	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

MATERIALS (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer S.A. (Containers & Packaging)	(a)	7.000%	07/15/2024	$1,125,000	$1,144,687
Sealed Air Corp. (Containers & Packaging)	(a)	5.500%	09/15/2025	150,000	153,188
Standard Industries Inc. (Construction Materials)	(a)	6.000%	10/15/2025	475,000	485,688
Standard Industries Inc. (Construction Materials)	(a)	5.000%	02/15/2027	1,200,000	1,129,500
Starfruit Finco BV / Starfruit U.S. Holdco, LLC (Chemicals)	(a)	8.000%	10/01/2026	150,000	152,063
Steel Dynamics, Inc. (Metals & Mining)		5.125%	10/01/2021	200,000	202,200
Steel Dynamics, Inc. (Metals & Mining)		5.250%	04/15/2023	125,000	126,850
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	350,000	358,138
Teck Resources Ltd. (Metals & Mining)	(a)	8.500%	06/01/2024	100,000	109,325
Teck Resources Ltd. (Metals & Mining)		6.125%	10/01/2035	775,000	815,687
Teck Resources Ltd. (Metals & Mining)		6.000%	08/15/2040	175,000	178,500

					26,924,505

UTILITIES – 3.3%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.625%	05/20/2024	100,000	99,250
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	125,000	122,813
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	1,025,000	1,017,312
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	200,000	196,000
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	1,375,000	1,216,875
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	150,000	138,937
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	375,000	335,625
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	500,000	436,250
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	06/15/2023	850,000	709,750
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.250%	05/01/2024	700,000	728,000
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.250%	05/15/2026	1,075,000	1,169,783
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	01/15/2027	250,000	262,375
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	1,050,000	1,031,625
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	570,000
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(a)	4.250%	01/31/2023	75,000	73,313
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(a)	6.625%	06/15/2025	150,000	159,000
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	1,125,000	1,046,250
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	227,531

					9,540,689

Total Corporate Bonds (Cost $276,413,459)					$272,817,680

Money Market Funds – 3.0%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(e)			8,538,320	$8,539,174

Total Money Market Funds (Cost $8,539,174)					$8,539,174

Total Investments – 98.7% (Cost $284,952,633)	(f)				$281,356,854
Other Assets in Excess of Liabilities – 1.3%					3,596,022

Net Assets – 100.0%					$284,952,876

Percentages are stated as a percent of net assets.

Abbreviations:

PIK: Payment-in-Kind

Footnotes:

(a)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2018, the value of these securities totaled $167,909,447, or 58.9% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)	Represents a security that is in default. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c)	Represents a security deemed to be illiquid. At September 30, 2018, the value of illiquid securities in the Portfolio totaled $2,668,688, or 0.9% of the Portfolio’s net assets.
(d)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(e)	Rate represents the seven-day yield at September 30, 2018.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON ClearBridge Small Cap Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 96.7%		Shares	Value

COMMUNICATION SERVICES – 4.0%
Gray Television, Inc. (Media)	(a)	413,930	$7,243,775
ORBCOMM, Inc. (Diversified Telecom. Svs.)	(a)	269,280	2,924,381

			10,168,156

CONSUMER DISCRETIONARY – 9.4%
Aaron’s, Inc. (Specialty Retail)		116,670	6,353,848
Chuy’s Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	98,430	2,583,788
Hudson Ltd. Class A (Specialty Retail)	(a)	144,823	3,267,207
Monro, Inc. (Specialty Retail)		43,087	2,998,855
Murphy U.S.A., Inc. (Specialty Retail)	(a)	50,640	4,327,694
Service Corp. International (Diversified Consumer Svs.)		97,740	4,320,108

			23,851,500

CONSUMER STAPLES – 4.2%
Inter Parfums, Inc. (Personal Products)		46,980	3,027,861
Sanderson Farms, Inc. (Food Products)		21,600	2,232,792
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	202,080	5,539,013

			10,799,666

ENERGY – 4.1%
Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	253,410	2,860,999
Liberty Oilfield Services, Inc. Class A (Energy Equip. & Svs.)		165,600	3,571,992
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	460,560	1,892,902
U.S. Silica Holdings, Inc. (Energy Equip. & Svs.)		106,120	1,998,239

			10,324,132

FINANCIALS – 20.6%
Assured Guaranty Ltd. (Insurance)		65,540	2,767,754
Cadence BanCorp (Banks)		219,000	5,720,280
Encore Capital Group, Inc. (Consumer Finance)	(a)	76,670	2,748,619
Essent Group Ltd. (Thrifts & Mortgage Finance)	(a)	52,920	2,341,710
First Interstate BancSystem, Inc. Class A (Banks)		133,560	5,983,488
Kinsale Capital Group, Inc. (Insurance)		51,880	3,313,057
LegacyTexas Financial Group, Inc. (Banks)		103,403	4,404,968
Main Street Capital Corp. (Capital Markets)		50,655	1,950,218
NMI Holdings, Inc. Class A (Thrifts & Mortgage Finance)	(a)	113,094	2,561,579
OneMain Holdings, Inc. (Consumer Finance)	(a)	137,140	4,609,275
Origin Bancorp, Inc. (Banks)		24,020	904,353
PennantPark Investment Corp. (Capital Markets)		294,689	2,198,380
ProAssurance Corp. (Insurance)		66,780	3,135,321
Radian Group, Inc. (Thrifts & Mortgage Finance)		131,840	2,725,133
TriState Capital Holdings, Inc. (Banks)	(a)	116,758	3,222,521
Washington Federal, Inc. (Thrifts & Mortgage Finance)		119,920	3,837,440

			52,424,096

HEALTH CARE – 14.0%
Akebia Therapeutics, Inc. (Biotechnology)	(a)	171,340	1,512,932
Amarin Corp. PLC – ADR (Biotechnology)	(a)	624,730	10,164,357
Dynavax Technologies Corp. (Biotechnology)	(a)	152,420	1,890,008
Encompass Health Corp. (Health Care Providers & Svs.)		68,520	5,341,134
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	64,220	6,063,010
Lexicon Pharmaceuticals, Inc. (Biotechnology)	(a)	218,460	2,330,968
Quotient Ltd. (Health Care Equip. & Supplies)	(a)	417,610	3,152,956
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	58,500	3,015,675
Tivity Health, Inc. (Health Care Providers & Svs.)	(a)	65,180	2,095,537

			35,566,577

INDUSTRIALS – 14.0%
Allegiant Travel Co. (Airlines)		17,940	2,274,792

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
Continental Building Products, Inc. (Building Products)	(a)	80,240	$3,013,012
Dycom Industries, Inc. (Construction & Engineering)	(a)	29,740	2,516,004
EnPro Industries, Inc. (Machinery)		38,780	2,828,226
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	174,160	2,171,775
GATX Corp. (Trading Companies & Distributors)		31,080	2,691,217
ICF International, Inc. (Professional Svs.)		31,876	2,405,044
Landstar System, Inc. (Road & Rail)		22,921	2,796,362
Marten Transport Ltd. (Road & Rail)		115,526	2,431,822
MRC Global, Inc. (Trading Companies & Distributors)	(a)	156,530	2,938,068
REV Group, Inc. (Machinery)		86,390	1,356,323
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		77,310	3,039,056
Textainer Group Holdings Ltd. (Trading Companies & Distributors)	(a)	161,230	2,063,744
Triton International Ltd. (Trading Companies & Distributors)		91,710	3,051,192

			35,576,637

INFORMATION TECHNOLOGY – 16.0%
2U, Inc. (Software)	(a)	46,817	3,520,170
Advanced Energy Industries, Inc. (Semiconductors & Equip.)	(a)	62,510	3,228,641
Blackline, Inc. (Software)	(a)	57,640	3,254,931
EVERTEC, Inc. (IT Svs.)		106,950	2,577,495
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	51,160	3,284,472
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		99,130	3,588,506
nLight, Inc. (Electronic Equip., Instr. & Comp.)	(a)	100,415	2,230,217
Q2 Holdings, Inc. (Software)	(a)	41,680	2,523,724
Rapid7, Inc. (Software)	(a)	93,930	3,467,896
RingCentral, Inc. Class A (Software)	(a)	27,570	2,565,388
Semtech Corp. (Semiconductors & Equip.)	(a)	44,470	2,472,532
Tower Semiconductor Ltd. (Semiconductors & Equip.)	(a)	167,860	3,652,634
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	83,340	4,229,505

			40,596,111

MATERIALS – 2.9%
Silgan Holdings, Inc. (Containers & Packaging)		97,380	2,707,164
U.S. Concrete, Inc. (Construction Materials)	(a)	45,240	2,074,254
Venator Materials PLC (Chemicals)	(a)	299,430	2,694,870

			7,476,288

REAL ESTATE – 4.6%
Lexington Realty Trust (Equity REIT)		370,470	3,074,901
Realogy Holdings Corp. (Real Estate Mgmt. & Development)		111,040	2,291,865
STORE Capital Corp. (Equity REIT)		100,930	2,804,845
Summit Hotel Properties, Inc. (Equity REIT)		263,840	3,569,755

			11,741,366

UTILITIES – 2.9%
Black Hills Corp. (Multi-Utilities)		76,700	4,455,503
PNM Resources, Inc. (Electric Utilities)		70,950	2,798,978

			7,254,481

Total Common Stocks (Cost $202,416,072)			$245,779,010

Money Market Funds – 0.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(b)	813,664	$813,745

Total Money Market Funds (Cost $813,745)			$813,745

Total Investments – 97.0% (Cost $203,229,817)	(c)		$246,592,755
Other Assets in Excess of Liabilities – 3.0%			7,685,427

Net Assets – 100.0%			$254,278,182

34	(continued)

Ohio National Fund, Inc.	ON ClearBridge Small Cap Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2018.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio
Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 99.8%		Shares	Value

COMMUNICATION SERVICES – 22.5%
Activision Blizzard, Inc. (Entertainment)		36,123	$3,005,072
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	14,163	17,095,874
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	16,578	19,785,346
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	13,301	3,041,673
Charter Communications, Inc. Class A (Media)	(a)	10,986	3,580,118
Comcast Corp. Class A (Media)		216,645	7,671,399
Electronic Arts, Inc. (Entertainment)	(a)	14,442	1,740,117
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	114,265	18,792,022
Liberty Global PLC Class A (Media)	(a)	9,787	283,138
Liberty Global PLC Class C (Media)	(a)	26,158	736,609
NetEase, Inc. – ADR (Entertainment)		3,617	825,580
Netflix, Inc. (Entertainment)	(a)	20,632	7,719,050
Sirius XM Holdings, Inc. (Media)		212,647	1,343,929
Take-Two Interactive Software, Inc. (Entertainment)	(a)	5,393	744,180
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	40,142	2,817,166
Twenty-First Century Fox, Inc. Class A (Entertainment)		49,941	2,313,766
Twenty-First Century Fox, Inc. Class B (Entertainment)		37,834	1,733,554
Vodafone Group PLC – ADR (Wireless Telecom. Svs.)		22,500	488,250

			93,716,843

CONSUMER DISCRETIONARY – 16.9%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	23,109	46,287,327
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	2,249	4,462,016
Ctrip.com International Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	22,075	820,528
Dollar Tree, Inc. (Multiline Retail)	(a)	11,271	919,150
eBay, Inc. (Internet & Direct Marketing Retail)	(a)	46,885	1,548,143
Expedia Group, Inc. (Internet & Direct Marketing Retail)		6,475	844,858
Hasbro, Inc. (Leisure Products)		6,014	632,192
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	43,715	1,140,524
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		16,440	2,170,573
MercadoLibre, Inc. (Internet & Direct Marketing Retail)		2,092	712,263
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	3,817	1,325,720
Qurate Retail, Inc. (Internet & Direct Marketing Retail)	(a)	20,422	453,573
Ross Stores, Inc. (Specialty Retail)		17,841	1,768,043
Starbucks Corp. (Hotels, Restaurants & Leisure)		63,920	3,633,213
Tesla, Inc. (Automobiles)	(a)	8,083	2,140,136
Ulta Beauty, Inc. (Specialty Retail)	(a)	2,832	798,964
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		5,148	654,105

			70,311,328

CONSUMER STAPLES – 5.7%
Costco Wholesale Corp. (Food & Staples Retailing)		20,778	4,880,337
Kraft Heinz Co. / The (Food Products)		57,768	3,183,594
Mondelez International, Inc. Class A (Food Products)		69,486	2,985,119
Monster Beverage Corp. (Beverages)	(a)	26,179	1,525,712
PepsiCo, Inc. (Beverages)		67,011	7,491,830
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		47,021	3,427,831

			23,494,423

Common Stocks (Continued)		Shares	Value

HEALTH CARE – 9.5%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	10,559	$1,467,807
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,806	1,488,983
Amgen, Inc. (Biotechnology)		30,668	6,357,170
Biogen, Inc. (Biotechnology)	(a)	9,544	3,371,991
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	8,414	815,905
Celgene Corp. (Biotechnology)	(a)	33,325	2,982,254
Cerner Corp. (Health Care Technology)	(a)	15,588	1,004,023
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		10,535	397,591
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	26,638	2,530,876
Gilead Sciences, Inc. (Biotechnology)		61,421	4,742,315
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	7,254	616,808
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	12,893	528,355
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	4,103	1,024,355
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	6,965	2,556,573
Incyte Corp. (Biotechnology)	(a)	10,072	695,774
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,389	3,093,286
Mylan N.V. (Pharmaceuticals)	(a)	24,428	894,065
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	5,029	2,031,917
Shire PLC – ADR (Biotechnology)		3,211	582,058
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	12,108	2,333,696

			39,515,802

INDUSTRIALS – 2.0%
American Airlines Group, Inc. (Airlines)		21,819	901,779
Cintas Corp. (Commercial Svs. & Supplies)		5,036	996,171
CSX Corp. (Road & Rail)		40,690	3,013,095
Fastenal Co. (Trading Companies & Distributors)		13,596	788,840
J.B. Hunt Transport Services, Inc. (Road & Rail)		5,181	616,228
PACCAR, Inc. (Machinery)		16,609	1,132,568
Verisk Analytics, Inc. (Professional Svs.)	(a)	7,804	940,772

			8,389,453

INFORMATION TECHNOLOGY – 43.2%
Adobe Systems, Inc. (Software)	(a)	23,200	6,262,840
Analog Devices, Inc. (Semiconductors & Equip.)		17,610	1,628,221
Apple, Inc. (Tech. Hardware, Storage & Periph.)		228,842	51,658,793
Applied Materials, Inc. (Semiconductors & Equip.)		46,574	1,800,085
ASML Holding N.V. (Semiconductors & Equip.)		3,431	645,097
Autodesk, Inc. (Software)	(a)	10,358	1,616,987
Automatic Data Processing, Inc. (IT Svs.)		20,756	3,127,099
Broadcom, Inc. (Semiconductors & Equip.)		20,453	5,046,369
CA, Inc. (Software)		19,813	874,744
Cadence Design Systems, Inc. (Software)	(a)	13,399	607,243
Check Point Software Technologies Ltd. (Software)	(a)	7,401	870,876
Cisco Systems, Inc. (Communications Equip.)		222,823	10,840,339
Citrix Systems, Inc. (Software)	(a)	6,428	714,536
Cognizant Technology Solutions Corp. Class A (IT Svs.)		27,492	2,121,008
Fiserv, Inc. (IT Svs.)	(a)	19,185	1,580,460
Intel Corp. (Semiconductors & Equip.)		218,469	10,331,399
Intuit, Inc. (Software)		12,256	2,787,014
KLA-Tencor Corp. (Semiconductors & Equip.)		7,397	752,349
Lam Research Corp. (Semiconductors & Equip.)		7,466	1,132,592

36	(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value

INFORMATION TECHNOLOGY (continued)
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		13,173	$742,825
Microchip Technology, Inc. (Semiconductors & Equip.)		11,161	880,715
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	54,952	2,485,479
Microsoft Corp. (Software)		363,320	41,552,908
NVIDIA Corp. (Semiconductors & Equip.)		28,807	8,095,343
Paychex, Inc. (IT Svs.)		17,009	1,252,713
PayPal Holdings, Inc. (IT Svs.)	(a)	56,082	4,926,243
QUALCOMM, Inc. (Semiconductors & Equip.)		69,607	5,013,792
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		13,607	644,291
Skyworks Solutions, Inc. (Semiconductors & Equip.)		8,480	769,221
Symantec Corp. (Software)		29,449	626,675
Synopsys, Inc. (Software)	(a)	7,040	694,214
Texas Instruments, Inc. (Semiconductors & Equip.)		46,063	4,942,099

Common Stocks (Continued)		Shares	Value

INFORMATION TECHNOLOGY (continued)
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		13,805	$808,145
Workday, Inc. Class A (Software)	(a)	6,917	1,009,744
Xilinx, Inc. (Semiconductors & Equip.)		11,983	960,677

			179,803,135

Total Common Stocks (Cost $281,689,907)			$415,230,984

Money Market Funds – 0.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(b)	585,701	$585,759

Total Money Market Funds (Cost $585,759)			$585,759

Total Investments – 99.9% (Cost $282,275,666)	(c)		$415,816,743
Other Assets in Excess of Liabilities – 0.1%	(d)		233,208

Net Assets – 100.0%			$416,049,951

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2018.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $43,050 of cash pledged as collateral for the futures contracts outstanding at September 30, 2018. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2018 (Unaudited)

					Unrealized	Variation Margin
	Number of		Notional		Appreciation	Receivable
Description	contracts	Expiration Date	Amount	Value	(Depreciation)	(Payable)
CME E-mini Nasdaq-100 Index - Long	7	December 21, 2018	$1,058,172	$1,071,735	$13,563	$614,509

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Bristol Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 97.5%		Shares	Value

COMMUNICATION SERVICES – 7.2%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	4,678	$5,583,053
Lions Gate Entertainment Corp. Class A (Entertainment)		4,084	99,609
Netflix, Inc. (Entertainment)	(a)	13,856	5,183,945
Twitter, Inc. (Interactive Media & Svs.)	(a)	121,505	3,458,032

			14,324,639

CONSUMER DISCRETIONARY – 15.9%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	21,686	3,572,985
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	4,881	9,776,643
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	63,189	3,628,944
PVH Corp. (Textiles, Apparel & Luxury Goods)		28,765	4,153,666
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		25,758	3,346,995
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		78,371	3,939,710
Tiffany & Co. (Specialty Retail)		23,819	3,071,937

			31,490,880

CONSUMER STAPLES – 5.7%
Coca-Cola Co. / The (Beverages)		84,649	3,909,937
Conagra Brands, Inc. (Food Products)		103,380	3,511,819
Kraft Heinz Co. / The (Food Products)		67,947	3,744,559

			11,166,315

ENERGY – 2.7%
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		5,157	657,878
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		32,766	1,021,972
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		20,965	3,651,893

			5,331,743

FINANCIALS – 14.3%
Bank of America Corp. (Banks)		170,897	5,034,626
Capital One Financial Corp. (Consumer Finance)		40,109	3,807,547
Citigroup, Inc. (Banks)		56,397	4,045,921
Goldman Sachs Group, Inc. / The (Capital Markets)		20,742	4,651,186
Hartford Financial Services Group, Inc. / The (Insurance)		79,492	3,971,420
JPMorgan Chase & Co. (Banks)		27,737	3,129,843
Lincoln National Corp. (Insurance)		53,671	3,631,380

			28,271,923

HEALTH CARE – 8.1%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	60,022	3,694,354
Biogen, Inc. (Biotechnology)	(a)	11,780	4,161,992
Loxo Oncology, Inc. (Biotechnology)	(a)	12,789	2,184,745
Sage Therapeutics, Inc. (Biotechnology)	(a)	27,296	3,855,560
Teleflex, Inc. (Health Care Equip. & Supplies)		7,646	2,034,524

			15,931,175

Common Stocks (Continued)		Shares	Value

INDUSTRIALS – 16.7%
Boeing Co. / The (Aerospace & Defense)		11,389	$4,235,569
Caterpillar, Inc. (Machinery)		28,831	4,396,439
CSX Corp. (Road & Rail)		52,798	3,909,692
Deere & Co. (Machinery)		28,542	4,290,719
Evoqua Water Technologies Corp. (Machinery).	(a)	164,789	2,929,948
FedEx Corp. (Air Freight & Logistics)		16,540	3,982,667
Quanta Services, Inc. (Construction & Engineering)	(a)	33,570	1,120,567
Union Pacific Corp. (Road & Rail)		24,876	4,050,559
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	35,360	4,037,051

			32,953,211

INFORMATION TECHNOLOGY – 22.8%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		24,057	5,430,627
Applied Materials, Inc. (Semiconductors & Equip.)		100,474	3,883,320
Broadcom, Inc. (Semiconductors & Equip.)		15,910	3,925,474
DXC Technology Co. (IT Svs.)		43,518	4,069,803
KLA-Tencor Corp. (Semiconductors & Equip.)		37,530	3,817,176
Marvell Technology Group Ltd.
(Semiconductors & Equip.)		250,672	4,837,970
Mastercard, Inc. Class A (IT Svs.)		17,970	4,000,302
Microsoft Corp. (Software)		46,254	5,290,070
NVIDIA Corp. (Semiconductors & Equip.)		10,252	2,881,017
QUALCOMM, Inc. (Semiconductors & Equip.)		69,114	4,978,282
Xilinx, Inc. (Semiconductors & Equip.)		25,316	2,029,584

			45,143,625

MATERIALS – 4.1%
DowDuPont, Inc. (Chemicals)		65,149	4,189,732
Praxair, Inc. (Chemicals)		24,073	3,869,253

			8,058,985

Total Common Stocks (Cost $181,105,427)			$192,672,496

Master Limited Partnerships – 2.1%		Shares	Value

FINANCIALS – 2.1%
Blackstone Group LP / The (Capital Markets)		110,657	$4,213,819

Total Master Limited Partnerships (Cost $3,915,425)			$4,213,819

Money Market Funds – 0.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(b)	1,023,642	$1,023,744

Total Money Market Funds (Cost $1,023,744)			$1,023,744

Total Investments – 100.1% (Cost $186,044,596)	(c)		$197,910,059
Liabilities in Excess of Other Assets – (0.1)%			(208,167)

Net Assets – 100.0%			$197,701,892

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2018.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

38

Ohio National Fund, Inc.	ON Bryton Growth Portfolio
Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 96.5%		Shares	Value

COMMUNICATION SERVICES – 4.5%
ORBCOMM, Inc. (Diversified Telecom. Svs.)	(a)	90,957	$987,793
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	45,209	613,486
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	61,810	875,230

			2,476,509

CONSUMER DISCRETIONARY – 3.2%
American Eagle Outfitters, Inc. (Specialty Retail)		33,542	832,848
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	19,244	927,368

			1,760,216

CONSUMER STAPLES – 4.4%
J&J Snack Foods Corp. (Food Products)		5,819	878,029
MGP Ingredients, Inc. (Beverages)		12,903	1,019,079
Nomad Foods Ltd. (Food Products)	(a)	26,506	537,012

			2,434,120

ENERGY – 1.0%
WildHorse Resource Development Corp. (Oil, Gas & Consumable Fuels)	(a)	24,360	575,870

FINANCIALS – 6.0%
Ameris Bancorp (Banks)		19,259	880,136
Home BancShares, Inc. (Banks)		37,706	825,761
Triumph Bancorp, Inc. (Banks)	(a)	20,593	786,653
Veritex Holdings, Inc. (Banks)	(a)	28,621	808,830

			3,301,380

HEALTH CARE – 19.2%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	16,166	995,017
AxoGen, Inc. (Health Care Equip. & Supplies)	(a)	20,939	771,602
ElectroCore LLC (Health Care Equip. & Supplies)	(a)	32,368	453,152
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	8,982	1,029,158
K2M Group Holdings, Inc. (Health Care Equip. & Supplies)	(a)	9,434	258,209
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	3,452	947,539
Loxo Oncology, Inc. (Biotechnology)	(a)	2,468	421,608
Neogen Corp. (Health Care Equip. & Supplies)	(a)	11,276	806,572
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	16,233	638,119
Sage Therapeutics, Inc. (Biotechnology)	(a)	4,925	695,656
Senseonics Holdings, Inc. (Health Care Equip. & Supplies)	(a)	208,928	996,587
Sientra, Inc. (Health Care Equip. & Supplies)	(a)	32,768	782,500
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	3,246	139,059
Vericel Corp. (Biotechnology)	(a)	56,965	806,055
Vocera Communications, Inc. (Health Care Technology)	(a)	23,548	861,386

			10,602,219

INDUSTRIALS – 18.4%
Actuant Corp. Class A (Machinery)		27,885	777,992
Apogee Enterprises, Inc. (Building Products)		19,414	802,186
Astec Industries, Inc. (Machinery)		19,495	982,743
Chart Industries, Inc. (Machinery)	(a)	10,273	804,684
Covanta Holding Corp. (Commercial Svs. & Supplies)		40,426	656,923
Evoqua Water Technologies Corp. (Machinery)	(a)	45,477	808,581
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		25,411	1,032,195

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
John Bean Technologies Corp. (Machinery)		4,762	$568,107
Kratos Defense & Security Solutions, Inc.
(Aerospace & Defense)	(a)	36,872	544,968
Lindsay Corp. (Machinery)		4,835	484,660
Proto Labs, Inc. (Machinery)	(a)	5,632	910,976
Spartan Motors, Inc. (Machinery)		55,564	819,569
TPI Composites, Inc. (Electrical Equip.)	(a)	34,957	998,022

			10,191,606

INFORMATION TECHNOLOGY – 29.5%
Asure Software, Inc. (Software)	(a)	63,014	782,634
Belden, Inc. (Electronic Equip., Instr. & Comp.)		13,133	937,827
Carbonite, Inc. (IT Svs.)	(a)	21,968	783,159
Ciena Corp. (Communications Equip.)	(a)	19,333	603,963
Cloudera, Inc. (Software)	(a)	43,827	773,547
CommVault Systems, Inc. (Software)	(a)	14,450	1,011,500
Cray, Inc. (Tech. Hardware, Storage & Periph.)	(a)	34,236	736,074
eGain Corp. (Software)	(a)	33,676	272,776
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,992	771,685
Five9, Inc. (Software)	(a)	20,932	914,519
Hortonworks, Inc. (Software)	(a)	33,243	758,273
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	5,117	240,550
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	14,493	930,451
LivePerson, Inc. (Software)	(a)	38,434	997,362
Model N, Inc. (Software)	(a)	55,697	882,797
Power Integrations, Inc. (Semiconductors & Equip.)		13,204	834,493
Radware Ltd. (Communications Equip.)	(a)	34,029	900,748
Rapid7, Inc. (Software)	(a)	23,184	855,953
Semtech Corp. (Semiconductors & Equip.)	(a)	11,686	649,742
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	62,756	787,588
Viavi Solutions, Inc. (Communications Equip.)	(a)	77,110	874,427

			16,300,068

MATERIALS – 6.7%
Allegheny Technologies, Inc. (Metals & Mining)	(a)	30,360	897,138
Ferro Corp. (Chemicals)	(a)	45,509	1,056,718
PolyOne Corp. (Chemicals)		19,869	868,672
Sensient Technologies Corp. (Chemicals)		11,121	850,868

			3,673,396

REAL ESTATE – 3.6%
Rexford Industrial Realty, Inc. (Equity REIT)		31,451	1,005,174
Terreno Realty Corp. (Equity REIT)		26,154	986,006

			1,991,180

Total Common Stocks (Cost $47,943,292)			$53,306,564

Money Market Funds – 3.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(b)	2,121,659	$2,121,871

Total Money Market Funds (Cost $2,121,871)			$2,121,871

Total Investments – 100.3% (Cost $50,065,163)	(c)		$55,428,435
Liabilities in Excess of Other Assets – (0.3)%			(165,279)

Net Assets – 100.0%			$55,263,156

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2018.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

39

Ohio National Fund, Inc.	ON ICON Balanced Portfolio
Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 66.5%		Shares	Value

COMMUNICATION SERVICES – 3.1%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	4,386	$5,234,559
Electronic Arts, Inc. (Entertainment)	(a)	54,055	6,513,087
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	33,254	5,468,953

			17,216,599

CONSUMER DISCRETIONARY – 9.2%
AutoZone, Inc. (Specialty Retail)	(a)	5,302	4,112,761
Brunswick Corp. (Leisure Products)		147,713	9,899,725
D.R. Horton, Inc. (Household Durables)		138,020	5,821,684
Lowe’s Cos., Inc. (Specialty Retail)		85,629	9,831,922
Polaris Industries, Inc. (Leisure Products)		65,382	6,600,313
PulteGroup, Inc. (Household Durables)		219,915	5,447,295
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		74,464	9,675,852

			51,389,552

ENERGY – 6.3%
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		68,171	6,335,813
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		61,404	8,301,207
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		85,352	6,825,599
Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	(a)	239,508	7,005,609
SRC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	772,526	6,867,756

			35,335,984

FINANCIALS – 10.5%
Bank of America Corp. (Banks)		431,610	12,715,231
JPMorgan Chase & Co. (Banks)		117,804	13,293,003
KeyCorp (Banks)		297,895	5,925,131
Lincoln National Corp. (Insurance)		62,352	4,218,736
Signature Bank (Banks)		76,139	8,743,803
SVB Financial Group (Banks)	(a)	43,537	13,532,606

			58,428,510

HEALTH CARE – 15.5%
AbbVie, Inc. (Biotechnology)		63,768	6,031,177
Celgene Corp. (Biotechnology)	(a)	76,673	6,861,467
Cigna Corp. (Health Care Providers & Svs.)		45,891	9,556,801
HCA Healthcare, Inc. (Health Care Providers & Svs.)		49,881	6,939,445
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	61,044	10,263,328
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	29,516	8,101,847
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		90,266	8,780,174
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	90,958	10,022,662
Teleflex, Inc. (Health Care Equip. & Supplies)		31,241	8,312,917
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		47,910	11,693,873

			86,563,691

INDUSTRIALS – 5.1%
Air Lease Corp. (Trading Companies & Distributors)		99,448	4,562,674
Canadian Pacific Railway Ltd. (Road & Rail)		35,264	7,473,852
Masco Corp. (Building Products)		160,779	5,884,511
Union Pacific Corp. (Road & Rail)		63,320	10,310,396

			28,231,433

INFORMATION TECHNOLOGY – 15.3%
Adobe Systems, Inc. (Software)	(a)	55,552	14,996,262
CDK Global, Inc. (Software)		148,752	9,305,925
Logitech International SA (Tech. Hardware, Storage & Periph.)		164,201	7,343,069
LogMeIn, Inc. (Software)		58,193	5,184,996
Mastercard, Inc. Class A (IT Svs.)		76,152	16,952,197
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		68,830	8,640,230
Skyworks Solutions, Inc. (Semiconductors & Equip.)		103,262	9,366,896
Visa, Inc. (IT Svs.)		92,613	13,900,285

			85,689,860

MATERIALS – 1.5%
Eagle Materials, Inc. (Construction Materials)		62,138	5,296,643
Graphic Packaging Holding Co. (Containers & Packaging)		216,477	3,032,843

			8,329,486

Total Common Stocks (Cost $308,342,641)			$371,185,115

Corporate Bonds – 18.1%		Rate	Maturity	Face Amount	Value

COMMUNICATION SERVICES – 0.4%
Lee Enterprises, Inc. (Media)	(b)	9.500%	03/15/2022	$1,930,000	$2,009,612

CONSUMER DISCRETIONARY – 2.1%
Brookfield Residential Properties, Inc. (Household Durables)	(b)	6.500%	12/15/2020	2,400,000	2,409,000
Foot Locker, Inc. (Specialty Retail)		8.500%	01/15/2022	350,000	394,625
Lear Corp. (Auto Components)		5.375%	03/15/2024	1,000,000	1,027,977
Penske Automotive Group, Inc. (Specialty Retail)		5.750%	10/01/2022	1,090,000	1,111,669
Reliance Intermediate Holdings LP (Specialty Retail)	(b)	6.500%	04/01/2023	2,832,000	2,941,740

40	(continued)

Ohio National Fund, Inc.	ON ICON Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
William Carter Co. / The (Textiles, Apparel & Luxury Goods)		5.250%	08/15/2021	$695,000	$701,950
William Lyon Homes, Inc. (Textiles, Apparel & Luxury Goods)		7.000%	08/15/2022	3,250,000	3,310,938

					11,897,899

CONSUMER STAPLES – 0.8%
Central Garden & Pet Co. (Household Products)		6.125%	11/15/2023	2,229,000	2,298,656
Kraft Heinz Foods Co. (Food Products)	(b)	4.875%	02/15/2025	2,080,000	2,113,546

					4,412,202

ENERGY – 2.7%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	10/15/2022	2,248,000	2,309,820
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/01/2024	3,845,000	4,075,700
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	8.000%	12/15/2022	2,000,000	2,095,000
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		5.000%	09/15/2022	1,304,000	1,322,908
MPLX LP (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	4,915,000	5,013,952

					14,817,380

FINANCIALS – 4.9%
Delphi Financial Group, Inc. (Insurance)		7.875%	01/31/2020	6,140,000	6,483,310
Jefferies Finance LLC / JFIN Co-Issuer Corp. (Capital Markets)	(b)	7.375%	04/01/2020	3,502,000	3,558,907
Nationwide Mutual Insurance Co. (Insurance)	(b)	7.875%	04/01/2033	3,000,000	3,965,009
RBC U.S.A. Holdco Corp. (Banks)		5.250%	09/15/2020	1,500,000	1,552,075
SAFG Retirement Services, Inc. (Diversified Financial Svs.)		8.125%	04/28/2023	7,600,000	8,695,757
Willis North America, Inc. (Insurance)		7.000%	09/29/2019	3,000,000	3,102,662

					27,357,720

HEALTH CARE – 2.3%
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.875%	05/15/2024	3,000,000	2,933,205
Catholic Health Initiatives (Health Care Providers & Svs.)		2.950%	11/01/2022	4,000,000	3,857,321
Centene Corp. (Health Care Providers & Svs.)		5.625%	02/15/2021	510,000	519,562
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)	(b)	5.750%	09/01/2023	2,190,000	2,244,750
Molina Healthcare, Inc. (Health Care Providers & Svs.)		5.375%	11/15/2022	3,500,000	3,556,875

					13,111,713

INDUSTRIALS – 1.3%
Covanta Holding Corp. (Commercial Svs. & Supplies)		6.375%	10/01/2022	1,022,000	1,043,717
EnPro Industries, Inc. (Machinery)		5.875%	09/15/2022	470,000	478,813
RR Donnelley & Sons Co. (Commercial Svs. & Supplies)		7.875%	03/15/2021	2,000,000	2,122,500
USG Corp. (Building Products)	(b)	5.500%	03/01/2025	2,700,000	2,754,000
XPO Logistics, Inc. (Air Freight & Logistics)	(b)	6.500%	06/15/2022	1,050,000	1,084,125

					7,483,155

INFORMATION TECHNOLOGY – 1.7%
Amkor Technology, Inc. (Semiconductors & Equip.)		6.375%	10/01/2022	3,500,000	3,566,045
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	4.625%	06/01/2023	6,115,000	6,207,948

					9,773,993

MATERIALS – 0.7%
Hecla Mining Co. (Metals & Mining)		6.875%	05/01/2021	550,000	551,375
Mercer International, Inc. (Paper & Forest Products)		7.750%	12/01/2022	188,000	196,471
Standard Industries, Inc. (Construction Materials)	(b)	5.500%	02/15/2023	1,185,000	1,198,331
Teck Resources Ltd. (Metals & Mining)	(b)	8.500%	06/01/2024	1,750,000	1,913,188

					3,859,365

REAL ESTATE – 0.8%
Select Income REIT (Equity REIT)		4.500%	02/01/2025	4,450,000	4,265,575

UTILITIES – 0.4%
Vistra Energy Corp. (Ind. Power & Renewable Elec.)		7.625%	11/01/2024	2,145,000	2,308,556

Total Corporate Bonds (Cost $103,723,244)					$101,297,170

Closed-End Mutual Funds – 4.0%				Shares	Value
Asia Pacific Fund, Inc. / The				73,234	$988,659
BlackRock Enhanced Government Fund, Inc.				130,617	1,708,470
BlackRock Income Trust, Inc.				899,030	5,142,452
Deutsche Multi-Market Income Trust				441,713	3,966,583
Deutsche Strategic Income Trust				82,485	1,039,311
Duff & Phelps Utility and Corporate Bond Trust, Inc.				43,844	367,851
Eaton Vance High Income 2021 Target Term Trust				142,843	1,385,577
High Income Securities Fund				243,194	2,305,479

41	(continued)

Ohio National Fund, Inc.	ON ICON Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Closed-End Mutual Funds (Continued)					Shares	Value
Madison Covered Call & Equity Strategy Fund					43,927	$337,799
Nuveen Build America Bond Fund					159,112	3,182,240
Nuveen Build America Bond Opportunity Fund					87,309	1,900,717

Total Closed-End Mutual Funds (Cost $22,694,139)						$22,325,138

Preferred Securities – 3.0%				Rate	Quantity	Value

FINANCIALS – 1.4%
Argo Group U.S., Inc. (Insurance)				6.500%	225,315	$5,666,672
Cabco Series 2004-101 Trust Goldman Sachs Capital I (Interest Rate Floor: 3.25%, Interest Rate Cap: 8.25%) (Diversified Financial Svs.)				QL+85	100,859	2,232,010

						7,898,682

REAL ESTATE – 1.6%
Equity Commonwealth (Equity REIT)				6.500%	115,962	3,038,204
Gramercy Property Trust (Acquired 12/11/2014 through 07/17/2018, Cost $6,009,616) (Equity REIT)	(c	)		7.125%	231,203	5,775,451

						8,813,655

Total Preferred Securities (Cost $17,029,590)						$16,712,337

U.S. Treasury Obligations – 2.6%			Rate	Maturity	Face Amount	Value
U.S. Treasury Note			2.875%	08/15/2028	$14,750,000	$14,526,445

Total U.S. Treasury Obligations (Cost $14,648,992)						$14,526,445

Asset-Backed Securities – 1.2%			Rate	Maturity	Face Amount	Value

FINANCIALS – 1.1%
SMB Private Education Loan Trust 2014-A C (Acquired 03/08/2018, Cost $6,031,250)	(b	)(c)	4.500%	09/15/2045	$6,250,000	$5,995,718

INDUSTRIALS – 0.1%
UAL 2007-1 Class B Pass Through Trust			7.336%	07/02/2019	775,227	794,607

Total Asset-Backed Securities (Cost $6,829,835)						$6,790,325

Purchased Options – 0.0%			Notional Amount	Expiration	Exercise Price	Contracts (d)	Value
S&P 500 Index Put Option			$27,974,208	November 2018	$ 2,670	96	$79,488

Total Purchased Options (Cost $287,169)							$79,488

Money Market Funds – 4.6%						Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(e	)				25,747,759	$25,750,334

Total Money Market Funds (Cost $25,750,334)							$25,750,334

Total Investments – 100.0% (Cost $499,305,944)	(f	)					$558,666,352
Liabilities in Excess of Other Assets – (0.0)%							(127,361)

Net Assets – 100.0%							$558,538,991

Percentages are stated as a percent of net assets.

Abbreviations:

QL: Quarterly U.S. LIBOR Rate, 2.398% at 09/30/2018

Footnotes:

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2018, the value of these securities totaled $40,490,874, or 7.2% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)	Represents a security deemed to be illiquid. At September 30, 2018, the value of illiquid securities in the Portfolio totaled $11,771,169, or 2.1% of the Portfolio’s net assets.
(d)	100 shares per contract.
(e)	Rate represents the seven-day yield at September 30, 2018.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 99.7%		Shares	Value
COMMUNICATION SERVICES – 2.1%
AMC Networks, Inc. Class A (Media)	(a)	6,137	$407,128
Cable One, Inc. (Media)		670	592,019
Cars.com, Inc. (Interactive Media & Svs.)	(a)	8,665	239,241
Cinemark Holdings, Inc. (Entertainment)		14,349	576,830
John Wiley & Sons, Inc. Class A (Media)		6,142	372,205
Live Nation Entertainment, Inc. (Entertainment)	(a)	18,630	1,014,776
Meredith Corp. (Media)		5,374	274,343
New York Times Co. / The Class A (Media)		19,044	440,868
TEGNA, Inc. (Media)		29,080	347,797
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		12,430	378,245
World Wrestling Entertainment, Inc. Class A (Entertainment)		5,856	566,451

			5,209,903

CONSUMER DISCRETIONARY – 11.6%
Aaron’s, Inc. (Specialty Retail)		9,337	508,493
Adient PLC (Auto Components)		11,717	460,595
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	8,096	390,227
American Eagle Outfitters, Inc. (Specialty Retail)		22,738	564,585
AutoNation, Inc. (Specialty Retail)	(a)	7,770	322,844
Bed Bath & Beyond, Inc. (Specialty Retail)		18,933	283,995
Big Lots, Inc. (Multiline Retail)		5,450	227,756
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		10,912	369,371
Brinker International, Inc. (Hotels, Restaurants & Leisure)		5,513	257,622
Brunswick Corp. (Leisure Products)		11,711	784,871
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		6,272	618,419
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		5,694	304,857
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		1,611	447,375
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		3,241	476,848
Dana, Inc. (Auto Components)		19,518	364,401
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	4,058	481,198
Delphi Technologies PLC (Auto Components)		11,982	375,756
Dick’s Sporting Goods, Inc. (Specialty Retail)		10,330	366,508
Dillard’s, Inc. Class A (Multiline Retail)		2,599	198,408
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		5,653	1,666,504
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		11,313	833,994
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	8,765	425,979
Five Below, Inc. (Specialty Retail)	(a)	7,525	978,702
Gentex Corp. (Auto Components)		36,319	779,406
Graham Holdings Co. Class B (Diversified Consumer Svs.)		592	342,946
Helen of Troy Ltd. (Household Durables)	(a)	3,556	465,480
International Speedway Corp. Class A (Hotels, Restaurants & Leisure)		3,301	144,584
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		3,682	308,662
KB Home (Household Durables)		11,555	276,280
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		5,529	617,866
Michaels Cos., Inc. / The (Specialty Retail)	(a)	13,196	214,171
Murphy U.S.A., Inc. (Specialty Retail)	(a)	4,042	345,429
NVR, Inc. (Household Durables)	(a)	460	1,136,568
Ollie’s Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	6,939	666,838
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)		3,033	155,532
Polaris Industries, Inc. (Leisure Products)		7,900	797,505
Pool Corp. (Distributors)		5,448	909,162
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	16,227	298,415
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	7,409	188,189

Common Stocks (Continued)		Shares	Value
CONSUMER DISCRETIONARY (continued)
Service Corp. International (Diversified Consumer Svs.)		24,342	$1,075,916
Signet Jewelers Ltd. (Specialty Retail)		7,005	461,840
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		9,642	673,204
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	18,231	509,192
Sotheby’s (Diversified Consumer Svs.)	(a)	4,949	243,441
Tempur Sealy International, Inc. (Household Durables)	(a)	6,176	326,710
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		8,969	621,462
Thor Industries, Inc. (Automobiles)		6,755	565,394
Toll Brothers, Inc. (Household Durables)		18,315	604,944
TRI Pointe Group, Inc. (Household Durables)	(a)	20,531	254,584
Tupperware Brands Corp. (Household Durables)		6,755	225,955
Urban Outfitters, Inc. (Specialty Retail)	(a)	10,293	420,984
Visteon Corp. (Auto Components)	(a)	3,963	368,163
Weight Watchers International, Inc. (Diversified Consumer Svs.)	(a)	5,214	375,356
Wendy’s Co. / The (Hotels, Restaurants & Leisure)		25,273	433,179
Williams-Sonoma, Inc. (Specialty Retail)		10,871	714,442
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		13,425	582,108
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		13,488	749,528

			28,562,743

CONSUMER STAPLES – 3.3%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,165	334,938
Casey’s General Stores, Inc. (Food & Staples Retailing)		4,939	637,674
Edgewell Personal Care Co. (Personal Products)	(a)	7,297	337,340
Energizer Holdings, Inc. (Household Products)		8,063	472,895
Flowers Foods, Inc. (Food Products)		24,758	461,984
Hain Celestial Group, Inc. / The (Food Products)	(a)	12,075	327,474
Ingredion, Inc. (Food Products)		9,591	1,006,671
Lamb Weston Holdings, Inc. (Food Products)		19,770	1,316,682
Lancaster Colony Corp. (Food Products)		2,633	392,870
Nu Skin Enterprises, Inc. Class A (Personal Products)		7,499	618,068
Post Holdings, Inc. (Food Products)	(a)	8,996	881,968
Sanderson Farms, Inc. (Food Products)		2,714	280,546
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	17,158	470,301
Tootsie Roll Industries, Inc. (Food Products)		2,491	72,862
TreeHouse Foods, Inc. (Food Products)	(a)	7,593	363,325
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	6,817	204,169

			8,179,767

ENERGY – 5.3%
Apergy Corp. (Energy Equip. & Svs.)	(a)	10,441	454,810
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	30,727	368,417
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	123,096	552,701
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	28,753	411,455
Core Laboratories N.V. (Energy Equip. & Svs.)		5,969	691,389
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)	(a)	8,726	174,520
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	5,071	264,960
Energen Corp. (Oil, Gas & Consumable Fuels)	(a)	11,066	953,557
Ensco PLC Class A (Energy Equip. & Svs.)		58,999	497,952
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	21,301	221,743
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	13,978	461,973

43	(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
ENERGY (continued)
McDermott International, Inc. (Energy Equip. & Svs.)	(a)	24,365	$449,047
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		21,955	731,980
Nabors Industries Ltd. (Energy Equip. & Svs.)		43,962	270,806
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	36,044	511,104
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	13,311	367,384
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		29,712	508,372
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		16,183	807,693
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	31,991	362,138
Range Resources Corp. (Oil, Gas & Consumable Fuels)		27,946	474,803
Rowan Cos. PLC Class A (Energy Equip. & Svs.)	(a)	17,158	323,085
SM Energy Co. (Oil, Gas & Consumable Fuels)		13,922	438,961
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	79,129	404,349
Superior Energy Services, Inc. (Energy Equip. & Svs.)	(a)	20,874	203,313
Transocean Ltd. (Energy Equip. & Svs.)	(a)	57,970	808,681
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		9,176	253,992
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	53,318	1,072,758

			13,041,943

FINANCIALS – 15.9%
Alleghany Corp. (Insurance)		2,017	1,316,153
American Financial Group, Inc. (Insurance)		9,502	1,054,437
Aspen Insurance Holdings Ltd. (Insurance)		8,060	336,908
Associated Banc-Corp. (Banks)		23,239	604,214
BancorpSouth Bank (Banks)		12,132	396,716
Bank of Hawaii Corp. (Banks)		5,673	447,656
Bank OZK (Banks)		16,311	619,166
Brown & Brown, Inc. (Insurance)		31,293	925,334
Cathay General Bancorp (Banks)		10,426	432,053
Chemical Financial Corp. (Banks)		9,632	514,349
CNO Financial Group, Inc. (Insurance)		22,219	471,487
Commerce Bancshares, Inc. (Banks)		12,808	845,584
Cullen / Frost Bankers, Inc. (Banks)		8,629	901,213
East West Bancorp, Inc. (Banks)		19,566	1,181,199
Eaton Vance Corp. (Capital Markets)		15,942	837,912
Evercore, Inc. Class A (Capital Markets)		5,530	556,041
FactSet Research Systems, Inc. (Capital Markets)		5,179	1,158,594
Federated Investors, Inc. Class B (Capital Markets)		12,932	311,920
First American Financial Corp. (Insurance)		15,076	777,771
First Horizon National Corp. (Banks)		43,890	757,541
FNB Corp. (Banks)		43,760	556,627
Fulton Financial Corp. (Banks)		23,788	396,070
Genworth Financial, Inc. Class A (Insurance)	(a)	67,600	281,892
Hancock Whitney Corp. (Banks)		11,516	547,586
Hanover Insurance Group, Inc. / The (Insurance)		5,739	708,020
Home BancShares, Inc. (Banks)		21,681	474,814
Interactive Brokers Group, Inc. Class A (Capital Markets)		10,140	560,843
International Bancshares Corp. (Banks)		7,426	334,170
Janus Henderson Group PLC (Capital Markets)		22,714	612,369
Kemper Corp. (Insurance)		8,217	661,058
Legg Mason, Inc. (Capital Markets)		11,544	360,519
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	1,004	231,020
MarketAxess Holdings, Inc. (Capital Markets)		5,073	905,480
MB Financial, Inc. (Banks)		11,360	523,810
Mercury General Corp. (Insurance)		3,661	183,636
Navient Corp. (Consumer Finance)		31,790	428,529
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		66,180	686,287
Old Republic International Corp. (Insurance)		38,386	859,079
PacWest Bancorp (Banks)		16,532	787,750

Common Stocks (Continued)		Shares	Value
FINANCIALS (continued)
Pinnacle Financial Partners, Inc. (Banks)		9,886	$594,643
Primerica, Inc. (Insurance)		5,823	701,963
Prosperity Bancshares, Inc. (Banks)		8,959	621,307
Reinsurance Group of America, Inc. (Insurance)		8,595	1,242,493
RenaissanceRe Holdings Ltd. (Insurance)		5,433	725,740
SEI Investments Co. (Capital Markets)		17,787	1,086,786
Signature Bank (Banks)		7,474	858,314
SLM Corp. (Consumer Finance)	(a)	58,742	654,973
Sterling Bancorp (Banks)		30,451	669,922
Stifel Financial Corp. (Capital Markets)		9,606	492,404
Synovus Financial Corp. (Banks)		15,850	725,771
TCF Financial Corp. (Banks)		22,642	539,106
Texas Capital Bancshares, Inc. (Banks)	(a)	6,774	559,871
Trustmark Corp. (Banks)		9,119	306,854
UMB Financial Corp. (Banks)		6,083	431,285
Umpqua Holdings Corp. (Banks)		29,711	617,989
United Bankshares, Inc. (Banks)		14,010	509,264
Valley National Bancorp (Banks)		44,738	503,303
W.R. Berkley Corp. (Insurance)		12,991	1,038,371
Washington Federal, Inc. (Thrifts & Mortgage Finance)		11,299	361,568
Webster Financial Corp. (Banks)		12,453	734,229
Wintrust Financial Corp. (Banks)		7,612	646,563

			39,168,526

HEALTH CARE – 10.1%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	11,915	419,408
Akorn, Inc. (Pharmaceuticals)	(a)	12,709	164,963
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	23,572	335,901
Avanos Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,381	437,099
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	2,705	846,638
Bio-Techne Corp. (Life Sciences Tools & Svs.)		5,094	1,039,736
Cantel Medical Corp. (Health Care Equip. & Supplies)		4,897	450,818
Catalent, Inc. (Pharmaceuticals)	(a)	19,550	890,503
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	6,486	872,626
Chemed Corp. (Health Care Providers & Svs.)		2,171	693,808
Encompass Health Corp. (Health Care Providers & Svs.)		13,350	1,040,632
Exelixis, Inc. (Biotechnology)	(a)	40,212	712,557
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	9,896	561,697
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	6,979	799,654
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	7,314	690,515
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		8,968	846,579
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	2,239	633,077
Inogen, Inc. (Health Care Equip. & Supplies)	(a)	2,365	577,344
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	9,533	627,939
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5,221	336,232
LivaNova PLC (Health Care Equip. & Supplies)	(a)	6,561	813,367
Mallinckrodt PLC (Pharmaceuticals)	(a)	11,230	329,151
Masimo Corp. (Health Care Equip. & Supplies)	(a)	6,481	807,144
Medidata Solutions, Inc. (Health Care Technology)	(a)	8,052	590,292
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	12,614	588,569
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	8,339	1,240,009
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	6,938	492,459
Patterson Cos., Inc. (Health Care Providers & Svs.)		11,147	272,544
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	7,823	862,016
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	6,988	264,775

44	(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
STERIS PLC (Health Care Equip. & Supplies)		11,417	$1,306,105
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	8,192	422,298
Teleflex, Inc. (Health Care Equip. & Supplies)		6,183	1,645,234
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	11,191	318,496
United Therapeutics Corp. (Biotechnology)	(a)	5,878	751,679
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		9,929	1,225,934

			24,907,798

INDUSTRIALS – 14.6%
Acuity Brands, Inc. (Electrical Equip.)		5,426	852,967
AECOM (Construction & Engineering)	(a)	21,695	708,559
AGCO Corp. (Machinery)		8,970	545,286
Avis Budget Group, Inc. (Road & Rail)	(a)	8,983	288,714
Brink’s Co. / The (Commercial Svs. & Supplies)		6,879	479,810
Carlisle Cos., Inc. (Industrial Conglomerates)		8,066	982,439
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	6,891	493,258
Crane Co. (Machinery)		6,840	672,714
Curtiss-Wright Corp. (Aerospace & Defense)		5,938	816,000
Deluxe Corp. (Commercial Svs. & Supplies)		6,437	366,523
Donaldson Co., Inc. (Machinery)		17,413	1,014,481
Dun & Bradstreet Corp. / The (Professional Svs.)		5,014	714,545
Dycom Industries, Inc. (Construction & Engineering)	(a)	4,217	356,758
EMCOR Group, Inc. (Construction & Engineering)		7,850	589,613
EnerSys (Electrical Equip.)		5,684	495,247
Esterline Technologies Corp. (Aerospace & Defense)	(a)	3,579	325,510
GATX Corp. (Trading Companies & Distributors)		5,089	440,657
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	8,020	729,740
Graco, Inc. (Machinery)		22,567	1,045,755
Granite Construction, Inc. (Construction & Engineering)		6,174	282,152
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		9,962	404,656
Herman Miller, Inc. (Commercial Svs. & Supplies)		8,034	308,506
HNI Corp. (Commercial Svs. & Supplies)		5,906	261,281
Hubbell, Inc. (Electrical Equip.)		7,397	988,017
IDEX Corp. (Machinery)		10,353	1,559,783
ITT, Inc. (Machinery)		11,830	724,706
JetBlue Airways Corp. (Airlines)	(a)	42,241	817,786
KBR, Inc. (Construction & Engineering)		18,991	401,280
Kennametal, Inc. (Machinery)		11,027	480,336
Kirby Corp. (Marine)	(a)	7,277	598,533
KLX, Inc. (Aerospace & Defense)	(a)	5,244	329,218
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		17,308	596,780
Landstar System, Inc. (Road & Rail)		5,547	676,734
Lennox International, Inc. (Building Products)		4,892	1,068,413
Lincoln Electric Holdings, Inc. (Machinery)		8,794	821,711
ManpowerGroup, Inc. (Professional Svs.)		8,757	752,752
MSA Safety, Inc. (Commercial Svs. & Supplies)		4,722	502,610
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		6,216	547,692
Nordson Corp. (Machinery)		7,066	981,467
NOW, Inc. (Trading Companies & Distributors)	(a)	14,640	242,292
nVent Electric PLC (Electrical Equip.)		21,980	596,977
Old Dominion Freight Line, Inc. (Road & Rail)		8,857	1,428,280
Oshkosh Corp. (Machinery)		9,866	702,854
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		25,396	179,804
Regal Beloit Corp. (Electrical Equip.)		5,862	483,322
Ryder System, Inc. (Road & Rail)		7,168	523,766
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	4,849	1,196,151
Terex Corp. (Machinery)		8,760	349,612
Timken Co. / The (Machinery)		9,365	466,845

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Toro Co. / The (Machinery)		14,203	$851,754
Trinity Industries, Inc. (Machinery)		19,946	730,821
Valmont Industries, Inc. (Construction & Engineering)		3,027	419,239
Wabtec Corp. (Machinery)		11,582	1,214,720
Watsco, Inc. (Trading Companies & Distributors)		4,325	770,282
Werner Enterprises, Inc. (Road & Rail)		6,000	212,100
Woodward, Inc. (Machinery)		7,496	606,127

			35,997,935

INFORMATION TECHNOLOGY – 16.6%
ACI Worldwide, Inc. (Software)	(a)	15,629	439,800
ARRIS International PLC (Communications Equip.)	(a)	22,875	594,521
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,803	870,117
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		15,634	699,934
Belden, Inc. (Electronic Equip., Instr. & Comp.)		5,486	391,755
Blackbaud, Inc. (Software)		6,555	665,201
CDK Global, Inc. (Software)		17,478	1,093,424
Ciena Corp. (Communications Equip.)	(a)	19,238	600,995
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	8,239	318,025
Cognex Corp. (Electronic Equip., Instr. & Comp.)		23,228	1,296,587
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,279	564,611
CommVault Systems, Inc. (Software)	(a)	5,186	363,020
Convergys Corp. (IT Svs.)		12,311	292,263
CoreLogic, Inc. (IT Svs.)	(a)	10,924	539,755
Cree, Inc. (Semiconductors & Equip.)	(a)	13,745	520,523
Cypress Semiconductor Corp. (Semiconductors & Equip.)		48,830	707,547
Fair Isaac Corp. (Software)	(a)	3,936	899,573
First Solar, Inc. (Semiconductors & Equip.)	(a)	10,180	492,916
Fortinet, Inc. (Software)	(a)	19,410	1,790,961
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	17,467	821,124
InterDigital, Inc. (Communications Equip.)		4,703	376,240
j2 Global, Inc. (Software)		6,314	523,115
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		20,679	559,987
Jack Henry & Associates, Inc. (IT Svs.)		10,421	1,668,194
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	25,306	1,677,282
Leidos Holdings, Inc. (IT Svs.)		20,320	1,405,331
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		3,384	669,660
LiveRamp Holdings, Inc. (IT Svs.)	(a)	10,452	516,433
LogMeIn, Inc. (Software)		6,999	623,611
Lumentum Holdings, Inc. (Communications Equip.)	(a)	8,472	507,896
Manhattan Associates, Inc. (Software)	(a)	8,875	484,575
MAXIMUS, Inc. (IT Svs.)		8,668	563,940
MKS Instruments, Inc. (Semiconductors & Equip.)		7,393	592,549
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		5,257	659,911
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		15,174	733,359
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	15,918	452,230
NetScout Systems, Inc. (Communications Equip.)	(a)	9,790	247,198
Perspecta, Inc. (IT Svs.)		19,230	494,596
Plantronics, Inc. (Communications Equip.)		4,453	268,516
PTC, Inc. (Software)	(a)	14,319	1,520,535
Sabre Corp. (IT Svs.)		33,806	881,661
Science Applications International Corp. (IT Svs.)		5,727	461,596
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	5,848	536,846
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4,776	217,881
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		4,066	344,390
Tech Data Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,177	370,518

45	(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
Teradata Corp. (IT Svs.)	(a)	16,071	$606,037
Teradyne, Inc. (Semiconductors & Equip.)		25,177	931,046
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	33,750	1,466,775
Tyler Technologies, Inc. (Software)	(a)	5,219	1,278,968
Ultimate Software Group, Inc. / The (Software)	(a)	4,213	1,357,387
Versum Materials, Inc. (Semiconductors & Equip.)		14,700	529,347
ViaSat, Inc. (Communications Equip.)	(a)	7,556	483,206
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		17,834	362,922
WEX, Inc. (IT Svs.)	(a)	5,819	1,168,222
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	7,249	1,281,841

			40,786,453

MATERIALS – 6.8%
Allegheny Technologies, Inc. (Metals & Mining)	(a)	16,965	501,316
AptarGroup, Inc. (Containers & Packaging)		8,395	904,477
Ashland Global Holdings, Inc. (Chemicals)		8,430	706,940
Bemis Co., Inc. (Containers & Packaging)		12,281	596,857
Cabot Corp. (Chemicals)		8,306	520,952
Carpenter Technology Corp. (Metals & Mining)		6,381	376,160
Chemours Co. / The (Chemicals)		23,880	941,827
Commercial Metals Co. (Metals & Mining)		15,809	324,401
Compass Minerals International, Inc. (Metals & Mining)		4,571	307,171
Domtar Corp. (Paper & Forest Products)		8,487	442,767
Eagle Materials, Inc. (Construction Materials)		6,450	549,798
Greif, Inc. Class A (Containers & Packaging)		3,503	187,971
Louisiana-Pacific Corp. (Paper & Forest Products)		19,276	510,621
Minerals Technologies, Inc. (Chemicals)		4,768	322,317
NewMarket Corp. (Chemicals)		1,205	488,639
Olin Corp. (Chemicals)		22,532	578,622
Owens-Illinois, Inc. (Containers & Packaging)	(a)	21,506	404,098
PolyOne Corp. (Chemicals)		10,787	471,608
Reliance Steel & Aluminum Co. (Metals & Mining)		9,764	832,772
Royal Gold, Inc. (Metals & Mining)		8,841	681,287
RPM International, Inc. (Chemicals)		18,021	1,170,284
Scotts Miracle-Gro Co. / The (Chemicals)		5,312	418,214
Sensient Technologies Corp. (Chemicals)		5,708	436,719
Silgan Holdings, Inc. (Containers & Packaging)		10,451	290,538
Sonoco Products Co. (Containers & Packaging)		13,447	746,308
Steel Dynamics, Inc. (Metals & Mining)		31,702	1,432,613
United States Steel Corp. (Metals & Mining)		23,930	729,386
Valvoline, Inc. (Chemicals)		25,735	553,560
Worthington Industries, Inc. (Metals & Mining)		5,456	236,572

			16,664,795

REAL ESTATE – 8.8%
Alexander & Baldwin, Inc. (Equity REIT)		9,144	207,477
American Campus Communities, Inc. (Equity REIT)		18,490	761,048
Camden Property Trust (Equity REIT)		12,531	1,172,526
CoreCivic, Inc. (Equity REIT)		16,008	389,475
CoreSite Realty Corp. (Equity REIT)		4,952	550,365
Corporate Office Properties Trust (Equity REIT)		13,958	416,367
Cousins Properties, Inc. (Equity REIT)		56,726	504,294
CyrusOne, Inc. (Equity REIT)		14,126	895,588
Douglas Emmett, Inc. (Equity REIT)		21,801	822,334
EPR Properties (Equity REIT)		10,032	686,289

Common Stocks (Continued)		Shares	Value
REAL ESTATE (continued)
First Industrial Realty Trust, Inc. (Equity REIT)		16,995	$533,643
GEO Group, Inc. / The (Equity REIT)		16,442	413,681
Healthcare Realty Trust, Inc. (Equity REIT)		16,910	494,787
Highwoods Properties, Inc. (Equity REIT)		13,960	659,750
Hospitality Properties Trust (Equity REIT)		22,175	639,527
JBG SMITH Properties (Equity REIT)		14,612	538,160
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		6,149	887,424
Kilroy Realty Corp. (Equity REIT)		13,592	974,410
Lamar Advertising Co. Class A (Equity REIT)		11,425	888,865
LaSalle Hotel Properties (Equity REIT)		14,892	515,114
Liberty Property Trust (Equity REIT)		19,962	843,394
Life Storage, Inc. (Equity REIT)		6,294	598,937
Mack-Cali Realty Corp. (Equity REIT)		12,196	259,287
Medical Properties Trust, Inc. (Equity REIT)		49,281	734,780
National Retail Properties, Inc. (Equity REIT)		21,201	950,229
Omega Healthcare Investors, Inc. (Equity REIT)		27,053	886,527
PotlatchDeltic Corp. (Equity REIT)		8,474	347,010
Rayonier, Inc. (Equity REIT)		17,480	590,999
Realogy Holdings Corp. (Real Estate Mgmt. & Development)		16,747	345,658
Sabra Health Care REIT, Inc. (Equity REIT)		24,062	556,313
Senior Housing Properties Trust (Equity REIT)		32,085	563,413
Tanger Factory Outlet Centers, Inc. (Equity REIT)		12,682	290,164
Taubman Centers, Inc. (Equity REIT)		8,230	492,401
Uniti Group, Inc. (Equity REIT)	(a)	23,708	477,716
Urban Edge Properties (Equity REIT)		15,425	340,584
Weingarten Realty Investors (Equity REIT)		16,083	478,630

			21,707,166

UTILITIES – 4.6%
ALLETE, Inc. (Electric Utilities)		6,930	519,819
Aqua America, Inc. (Water Utilities)		24,019	886,301
Atmos Energy Corp. (Gas Utilities)		15,014	1,409,965
Black Hills Corp. (Multi-Utilities)		7,239	420,513
Hawaiian Electric Industries, Inc. (Electric Utilities)		14,686	522,675
IDACORP, Inc. (Electric Utilities)		6,804	675,161
MDU Resources Group, Inc. (Multi-Utilities)		26,466	679,911
National Fuel Gas Co. (Gas Utilities)		11,598	650,184
New Jersey Resources Corp. (Gas Utilities)		11,916	549,328
NorthWestern Corp. (Multi-Utilities)		6,798	398,771
OGE Energy Corp. (Electric Utilities)		26,968	979,478
ONE Gas, Inc. (Gas Utilities)		7,088	583,201
PNM Resources, Inc. (Electric Utilities)		10,761	424,521
Southwest Gas Holdings, Inc. (Gas Utilities)		6,633	524,206
UGI Corp. (Gas Utilities)		23,475	1,302,393
Vectren Corp. (Multi-Utilities)		11,214	801,689

			11,328,116

Total Common Stocks (Cost $239,014,399)			$245,555,145

Money Market Funds – 0.7%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(b)	1,780,893	$1,781,071

Total Money Market Funds (Cost $1,781,071)			$1,781,071

Total Investments – 100.4% (Cost $240,795,470)	(c)		$247,336,216
Liabilities in Excess of Other Assets – (0.4)%	(d)		(947,262)

Net Assets – 100.0%			$246,388,954

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2018.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $49,200 of cash pledged as collateral for the futures contracts outstanding at September 30, 2018. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio

Schedule of Open Futures Contracts	September 30, 2018 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index -Long	6	December 21, 2018	$1,213,903	$1,215,120	$1,217	$62,496

The accompanying notes are an integral part of these financial statements.

47

Ohio National Fund, Inc.	ON Bristol Growth Portfolio

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 95.5%		Shares	Value
COMMUNICATION SERVICES – 9.7%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	662	$799,087
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	4,586	5,473,253
Lions Gate Entertainment Corp. Class A (Entertainment)		2,452	59,804
Netflix, Inc. (Entertainment)	(a)	8,289	3,101,164
Twitter, Inc. (Interactive Media & Svs.)	(a)	72,896	2,074,620

			11,507,928

CONSUMER DISCRETIONARY – 14.6%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	12,917	2,128,205
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	2,929	5,866,787
PVH Corp. (Textiles, Apparel & Luxury Goods)		17,541	2,532,920
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		19,105	2,482,504
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		47,024	2,363,896
Tiffany & Co. (Specialty Retail)		15,743	2,030,375

			17,404,687

CONSUMER STAPLES – 5.6%
Coca-Cola Co. / The (Beverages)		50,554	2,335,089
Conagra Brands, Inc. (Food Products)		62,018	2,106,752
Kraft Heinz Co. / The (Food Products)		40,671	2,241,379

			6,683,220

FINANCIALS – 6.3%
Capital One Financial Corp. (Consumer Finance)		24,055	2,283,541
Citigroup, Inc. (Banks)		33,756	2,421,656
Goldman Sachs Group, Inc. / The (Capital Markets)		12,551	2,814,436

			7,519,633

HEALTH CARE – 8.3%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	36,015	2,216,723
Biogen, Inc. (Biotechnology)	(a)	7,057	2,493,309
Loxo Oncology, Inc. (Biotechnology)	(a)	7,268	1,241,593
Sage Therapeutics, Inc. (Biotechnology)	(a)	16,297	2,301,951
Teleflex, Inc. (Health Care Equip. & Supplies)		6,231	1,658,007

			9,911,583

INDUSTRIALS – 17.1%
Boeing Co. / The (Aerospace & Defense)		6,831	2,540,449
Caterpillar, Inc. (Machinery)		17,292	2,636,857
CSX Corp. (Road & Rail)		31,580	2,338,499
Deere & Co. (Machinery)		16,899	2,540,427

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Evoqua Water Technologies Corp. (Machinery)	(a)	98,596	$1,753,037
FedEx Corp. (Air Freight & Logistics)		11,295	2,719,723
Quanta Services, Inc. (Construction & Engineering)	(a)	24,885	830,661
Union Pacific Corp. (Road & Rail)		15,584	2,537,543
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	21,221	2,422,801

			20,319,997

INFORMATION TECHNOLOGY – 29.8%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		24,225	5,468,552
Applied Materials, Inc. (Semiconductors & Equip.)		60,233	2,328,005
Broadcom, Inc. (Semiconductors & Equip.)		9,519	2,348,623
DXC Technology Co. (IT Svs.)		25,483	2,383,170
KLA-Tencor Corp. (Semiconductors & Equip.)		22,421	2,280,440
Marvell Technology Group Ltd. (Semiconductors & Equip.)		149,933	2,893,707
Mastercard, Inc. Class A (IT Svs.)		13,397	2,982,306
Microsoft Corp. (Software)		52,072	5,955,475
NVIDIA Corp. (Semiconductors & Equip.)		7,714	2,167,788
QUALCOMM, Inc. (Semiconductors & Equip.)		41,478	2,987,660
salesforce.com, Inc. (Software)	(a)	16,024	2,548,297
Xilinx, Inc. (Semiconductors & Equip.)		15,147	1,214,335

			35,558,358

MATERIALS – 4.1%
DowDuPont, Inc. (Chemicals)		39,566	2,544,489
Praxair, Inc. (Chemicals)		14,612	2,348,587

			4,893,076

Total Common Stocks (Cost $103,782,463)			$113,798,482

Master Limited Partnerships – 2.1%		Shares	Value
FINANCIALS – 2.1%
Blackstone Group LP / The (Capital Markets)		66,366	$2,527,217

Total Master Limited Partnerships (Cost $2,348,247)			$2,527,217

Money Market Funds – 2.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(b)	3,016,994	$3,017,296

Total Money Market Funds (Cost $3,017,296)			$3,017,296

Total Investments – 100.1% (Cost $109,148,006)	(c)		$119,342,995
Liabilities in Excess of Other Assets – (0.1)%			(142,328)

Net Assets – 100.0%			$119,200,667

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2018.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio
Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks – 48.9%		Shares	Value
COMMUNICATION SERVICES – 3.4%
Activision Blizzard, Inc. (Entertainment)		11,877	$988,048
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	5,924	7,070,117
Comcast Corp. Class A (Media)		104,947	3,716,173
Madison Square Garden Co. / The Class A (Entertainment)	(a)	2,529	797,444

			12,571,782

CONSUMER DISCRETIONARY – 5.9%
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	849	1,684,416
General Motors Co. (Automobiles)		66,603	2,242,523
Hasbro, Inc. (Leisure Products)		15,427	1,621,686
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		10,943	883,976
Home Depot, Inc. / The (Specialty Retail)		25,328	5,246,695
McDonald’s Corp. (Hotels, Restaurants & Leisure)		28,516	4,770,442
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		40,034	3,391,680
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	18,306	1,051,314
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		16,214	1,132,061

			22,024,793

CONSUMER STAPLES – 5.4%
Altria Group, Inc. (Tobacco)		94,151	5,678,247
Clorox Co. / The (Household Products)		7,156	1,076,334
Costco Wholesale Corp. (Food & Staples Retailing)		21,542	5,059,785
Estee Lauder Cos., Inc. / The Class A (Personal Products)		13,241	1,924,182
Hershey Co. / The (Food Products)		15,241	1,554,582
Kroger Co. / The (Food & Staples Retailing)		61,165	1,780,513
Sysco Corp. (Food & Staples Retailing)		44,825	3,283,431

			20,357,074

ENERGY – 1.6%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		38,674	2,607,014
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		87,053	3,368,081

			5,975,095

FINANCIALS – 6.0%
American Express Co. (Consumer Finance)		15,896	1,692,765
Bank of America Corp. (Banks)		67,504	1,988,668
CME Group, Inc. (Capital Markets)		26,987	4,593,457
Goldman Sachs Group, Inc. / The (Capital Markets)		2,676	600,066
Morgan Stanley (Capital Markets)		17,325	806,825
Progressive Corp. / The (Insurance)		25,496	1,811,236
Synchrony Financial (Consumer Finance)		85,122	2,645,592
TD Ameritrade Holding Corp. (Capital Markets)		52,131	2,754,081
U.S. Bancorp (Banks)		106,982	5,649,719

			22,542,409

HEALTH CARE – 5.9%
Abbott Laboratories (Health Care Equip. & Supplies)		45,295	3,322,841
AbbVie, Inc. (Biotechnology)		6,309	596,705
Aetna, Inc. (Health Care Providers & Svs.)		12,431	2,521,628
Allergan PLC (Pharmaceuticals)		14,591	2,779,294
Bristol-Myers Squibb Co. (Pharmaceuticals)		20,408	1,266,929
Eli Lilly & Co. (Pharmaceuticals)		28,934	3,104,907
Medtronic PLC (Health Care Equip. & Supplies)		42,903	4,220,368
Merck & Co., Inc. (Pharmaceuticals)		59,073	4,190,639

			22,003,311

INDUSTRIALS – 6.9%
3M Co. (Industrial Conglomerates)		6,884	1,450,528
Boeing Co. / The (Aerospace & Defense)		17,894	6,654,779
CSX Corp. (Road & Rail)		59,182	4,382,427
Deere & Co. (Machinery)		10,084	1,515,928
Delta Air Lines, Inc. (Airlines)		18,477	1,068,525
General Dynamics Corp. (Aerospace & Defense)		16,825	3,444,414
Honeywell International, Inc. (Industrial Conglomerates)		18,670	3,106,688
Parker-Hannifin Corp. (Machinery)		5,567	1,023,938
Stanley Black & Decker, Inc. (Machinery)		9,185	1,345,051
United Parcel Service, Inc. Class B (Air Freight & Logistics)		14,423	1,683,885

			25,676,163

49	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY – 11.2%
Accenture PLC Class A (IT Svs.)		21,725	$3,697,595
Adobe Systems, Inc. (Software)	(a)	15,308	4,132,395
Apple, Inc. (Tech. Hardware, Storage & Periph.)		28,608	6,457,970
Automatic Data Processing, Inc. (IT Svs.)		5,768	869,007
Corning, Inc. (Electronic Equip., Instr. & Comp.)		35,351	1,247,890
Intel Corp. (Semiconductors & Equip.)		74,840	3,539,184
Lam Research Corp. (Semiconductors & Equip.)		12,170	1,846,189
Mastercard, Inc. Class A (IT Svs.)		37,868	8,429,795
Microsoft Corp. (Software)		92,687	10,600,612
salesforce.com, Inc. (Software)	(a)	7,676	1,220,714

			42,041,351

MATERIALS – 1.2%
LyondellBasell Industries N.V. Class A (Chemicals)		45,433	4,657,337

REAL ESTATE – 1.4%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	52,356	2,308,899
Crown Castle International Corp. (Equity REIT)		12,469	1,388,174
MGM Growth Properties LLC Class A (Equity REIT)		26,820	790,922
Outfront Media, Inc. (Equity REIT)		37,148	741,103

			5,229,098

Total Common Stocks (Cost $133,662,748)			$183,078,413

U.S. Treasury Obligations – 10.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		2.500%	05/31/2020	$5,615,200	$5,588,659
U.S. Treasury Note		2.500%	06/30/2020	1,629,000	1,620,728
U.S. Treasury Note		2.625%	07/31/2020	5,238,000	5,221,017
U.S. Treasury Note		2.625%	08/31/2020	6,405,000	6,382,232
U.S. Treasury Note		2.750%	05/31/2023	3,826,000	3,794,914
U.S. Treasury Note	(b)	2.250%	11/15/2024	1,865,000	1,787,486
U.S. Treasury Note		2.875%	08/15/2028	3,375,000	3,323,848
U.S. Treasury Note		2.250%	08/15/2046	384,000	316,935
U.S. Treasury Note		2.750%	08/15/2047	46,000	42,106
U.S. Treasury Note		2.750%	11/15/2047	3,629,000	3,320,110
U.S. Treasury Note		3.000%	02/15/2048	1,694,000	1,629,549
U.S. Treasury Note		3.125%	05/15/2048	1,338,000	1,319,550
U.S. Treasury Note		3.000%	08/15/2048	5,256,000	5,055,410

Total U.S. Treasury Obligations (Cost $39,746,907)					$39,402,544

Corporate Bonds – 9.9%		Rate	Maturity	Face Amount	Value
COMMUNICATION SERVICES – 1.4%
AT&T, Inc. (Diversified Telecom. Svs.)	(c)	4.100%	02/15/2028	$279,000	$270,388
AT&T, Inc. (Diversified Telecom. Svs.)		5.250%	03/01/2037	74,000	73,663
AT&T, Inc. (Diversified Telecom. Svs.)		4.750%	05/15/2046	470,000	428,744
AT&T, Inc. (Diversified Telecom. Svs.)	(c)	5.150%	11/15/2046	165,000	157,504
AT&T, Inc. (Diversified Telecom. Svs.)		4.500%	03/09/2048	199,000	173,359
BellSouth, LLC (Diversified Telecom. Svs.)	(c)	4.333%	04/26/2019	564,000	568,230
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)		5.250%	03/15/2021	173,000	174,081
Charter Communications Operating, LLC / Charter Communications Operating Capital Corp. (Media)		4.908%	07/23/2025	284,000	288,247
Charter Communications Operating, LLC / Charter Communications Operating Capital Corp. (Media)		5.375%	05/01/2047	156,000	148,710
Charter Communications Operating, LLC / Charter Communications Operating Capital Corp. (Media)		5.750%	04/01/2048	164,000	163,899
Comcast Corp. (Media)		3.150%	03/01/2026	266,000	251,036
CSC Holdings LLC (Media)	(c)	5.375%	02/01/2028	433,000	413,515
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	22,000	22,919
UBM PLC (Media)	(c)	5.750%	11/03/2020	108,000	109,533
Unitymedia GmbH (Media)	(c)	6.125%	01/15/2025	321,000	337,050
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(c)	5.000%	01/15/2025	200,000	203,078
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.625%	08/15/2026	393,000	356,143
Verizon Communications, Inc. (Diversified Telecom. Svs.)	(c)	4.329%	09/21/2028	403,000	405,300
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.862%	08/21/2046	105,000	105,018
Viacom, Inc. (Entertainment)		5.850%	09/01/2043	291,000	307,399
Warner Media, LLC (Entertainment)		3.600%	07/15/2025	170,000	162,828

					5,120,644

50	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 0.5%
D.R. Horton, Inc. (Household Durables)		3.750%	03/01/2019	$231,000	$231,290
Ford Motor Co. (Automobiles)		4.346%	12/08/2026	183,000	172,308
General Motors Co. (Automobiles)		5.000%	10/01/2028	352,000	347,456
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	53,000	52,867
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	108,000	110,700
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	303,000	318,529
MGM Resorts International (Hotels, Restaurants & Leisure)		6.625%	12/15/2021	123,000	130,318
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	44,000	48,236
MGM Resorts International (Hotels, Restaurants & Leisure)		6.000%	03/15/2023	22,000	22,770
Toll Brothers Finance Corp. (Household Durables)		5.875%	02/15/2022	144,000	150,840
Toll Brothers Finance Corp. (Household Durables)		4.375%	04/15/2023	63,000	62,449
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		5.400%	04/01/2024	137,000	132,890
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		6.350%	10/01/2025	70,000	69,825
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		5.750%	04/01/2027	78,000	73,515

					1,923,993

CONSUMER STAPLES – 0.4%
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	148,000	143,041
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	221,000	210,372
Campbell Soup Co. (Food Products)		4.800%	03/15/2048	516,000	467,847
Reckson Operating Partnership LP (Household Products)		7.750%	03/15/2020	237,000	250,289
Sysco Corp. (Food & Staples Retailing)		2.500%	07/15/2021	73,000	71,284
Wm. Wrigley Jr. Co. (Food Products)	(c)	2.400%	10/21/2018	447,000	446,960

					1,589,793

ENERGY – 1.3%
Cheniere Corpus Christi Holdings, LLC (Oil, Gas & Consumable Fuels)		5.125%	06/30/2027	292,000	293,095
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(c)	5.625%	10/01/2026	300,000	302,160
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		5.000%	09/15/2022	357,000	362,176
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.500%	04/15/2023	295,000	300,122
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.875%	10/15/2025	156,000	171,708
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		4.250%	03/15/2023	146,000	145,088
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	127,000	133,668
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.500%	06/01/2027	98,000	101,704
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	139,000	141,437
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		6.125%	12/15/2045	77,000	82,017
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		6.000%	06/15/2048	295,000	314,069
EnLink Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.150%	06/01/2025	264,000	250,242
EnLink Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.850%	07/15/2026	355,000	344,055
EQT Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	24,000	24,331
EQT Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.000%	08/01/2024	80,000	76,348
EQT Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	346,000	354,763
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	10/01/2021	304,000	315,806
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	24,000	23,777
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.550%	06/01/2045	66,000	69,664
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.200%	03/01/2048	44,000	44,808
Motiva Enterprises LLC (Oil, Gas & Consumable Fuels)	(c)	5.750%	01/15/2020	47,000	48,097
NGPL PipeCo, LLC (Oil, Gas & Consumable Fuels)	(c)	4.375%	08/15/2022	214,000	215,605
NGPL PipeCo, LLC (Oil, Gas & Consumable Fuels)	(c)	4.875%	08/15/2027	73,000	72,635
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	147,000	145,346
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	322,000	325,248
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	12/15/2026	94,000	93,863
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.000%	03/15/2027	133,000	136,546
Western Gas Partners LP (Oil, Gas & Consumable Fuels)		4.750%	08/15/2028	46,000	44,958
Western Gas Partners LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	56,000	52,705

					4,986,041

FINANCIALS – 1.7%
Ally Financial, Inc. (Consumer Finance)		8.000%	12/31/2018	100,000	101,000
Bank of America Corp. (Banks)		2.503%	10/21/2022	849,000	812,809
CBOE Global Markets, Inc. (Capital Markets)		3.650%	01/12/2027	267,000	255,625
Charles Schwab Corp. / The (Capital Markets)		QL + 32	05/21/2021	284,000	284,621
Charles Schwab Corp. / The (Capital Markets)		3.250%	05/21/2021	88,000	88,005
Charles Schwab Corp. / The (Capital Markets)		3.000%	03/10/2025	127,000	121,532
Citibank NA (Banks)		QL + 32	05/01/2020	801,000	802,318
Citizens Financial Group, Inc. (Banks)		3.750%	07/01/2024	47,000	45,064
Citizens Financial Group, Inc. (Banks)		4.350%	08/01/2025	41,000	40,458
Citizens Financial Group, Inc. (Banks)		4.300%	12/03/2025	355,000	349,872
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	263,000	254,301

51	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
FINANCIALS (continued)
E*TRADE Financial Corp. (Capital Markets)		3.800%	08/24/2027	$289,000	$274,547
E*TRADE Financial Corp. (Capital Markets)		4.500%	06/20/2028	109,000	109,011
First Republic Bank (Banks)		4.625%	02/13/2047	100,000	96,392
Ford Motor Credit Co. LLC (Consumer Finance)		3.815%	11/02/2027	469,000	419,321
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	107,000	102,183
JPMorgan Chase & Co. (Banks)		2.295%	08/15/2021	292,000	283,864
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	190,000	179,083
JPMorgan Chase Bank NA (Banks)		QL + 34	04/26/2021	537,000	537,486
JPMorgan Chase Bank NA (Rate is fixed until 04/26/2020, at which point, the rate becomes QL + 35) (Banks)	(d)	3.086%	04/26/2021	251,000	250,314
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	165,000	158,274
NextEra Energy Operating Partners LP (Insurance)	(c)	4.250%	09/15/2024	37,000	36,260
Raymond James Financial, Inc. (Capital Markets)		3.625%	09/15/2026	132,000	126,168
Raymond James Financial, Inc. (Capital Markets)		4.950%	07/15/2046	236,000	239,447
Royal Bank of Canada (Banks)		QL + 39	04/30/2021	301,000	302,048
SVB Financial Group (Banks)		5.375%	09/15/2020	139,000	144,007

					6,414,010

HEALTH CARE – 1.1%
Aetna, Inc. (Health Care Providers & Svs.)		2.800%	06/15/2023	127,000	121,671
Becton Dickinson and Co. (Health Care Equip. & Supplies)		2.894%	06/06/2022	133,000	129,289
Centene Corp. (Health Care Providers & Svs.)		4.750%	05/15/2022	15,000	15,143
Centene Corp. (Health Care Providers & Svs.)		6.125%	02/15/2024	171,000	179,977
Centene Corp. (Health Care Providers & Svs.)		4.750%	01/15/2025	166,000	165,585
Centene Corp. (Health Care Providers & Svs.)	(c)	5.375%	06/01/2026	428,000	438,700
CVS Health Corp. (Health Care Providers & Svs.)		4.750%	12/01/2022	120,000	124,268
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	332,000	330,969
CVS Health Corp. (Health Care Providers & Svs.)		4.300%	03/25/2028	460,000	455,460
CVS Health Corp. (Health Care Providers & Svs.)		5.050%	03/25/2048	163,000	166,528
Elanco Animal Health, Inc. (Pharmaceuticals)	(c)	3.912%	08/27/2021	44,000	44,040
Elanco Animal Health, Inc. (Pharmaceuticals)	(c)	4.272%	08/28/2023	112,000	112,306
Elanco Animal Health, Inc. (Pharmaceuticals)	(c)	4.900%	08/28/2028	104,000	105,535
Halfmoon Parent, Inc. (Health Care Providers & Svs.)	(c)	3.400%	09/17/2021	47,000	46,823
Halfmoon Parent, Inc. (Health Care Providers & Svs.)	(c)	3.750%	07/15/2023	189,000	188,281
Halfmoon Parent, Inc. (Health Care Providers & Svs.)	(c)	4.125%	11/15/2025	134,000	133,571
Halfmoon Parent, Inc. (Health Care Providers & Svs.)	(c)	4.375%	10/15/2028	205,000	204,288
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	175,000	177,100
HCA, Inc. (Health Care Providers & Svs.)		5.625%	09/01/2028	521,000	523,605
Teva Pharmaceutical Finance Co. BV (Pharmaceuticals)		2.950%	12/18/2022	25,000	23,212
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		2.800%	07/21/2023	146,000	129,980
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		3.150%	10/01/2026	116,000	96,530
WellCare Health Plans, Inc. (Health Care Providers & Svs.)		5.250%	04/01/2025	130,000	132,113
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(c)	5.375%	08/15/2026	197,000	200,447

					4,245,421

INDUSTRIALS – 0.8%
Arconic, Inc. (Aerospace & Defense)		5.870%	02/23/2022	22,000	22,990
HD Supply, Inc. (Trading Companies & Distributors)	(c)	5.750%	04/15/2024	469,000	493,036
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(c)	5.000%	11/15/2025	429,000	443,792
IHS Markit Ltd. (Professional Svs.)	(c)	5.000%	11/01/2022	26,000	26,770
IHS Markit Ltd. (Professional Svs.)	(c)	4.750%	02/15/2025	215,000	218,491
Masonite International Corp. (Building Products)	(c)	5.625%	03/15/2023	66,000	67,485
Northrop Grumman Corp. (Aerospace & Defense)		2.550%	10/15/2022	285,000	274,560
Owens Corning (Building Products)		4.200%	12/01/2024	153,000	151,492
Owens Corning (Building Products)		3.400%	08/15/2026	63,000	57,748
United Technologies Corp. (Aerospace & Defense)		3.950%	08/16/2025	130,000	129,175
United Technologies Corp. (Aerospace & Defense)		4.625%	11/16/2048	93,000	93,006
Verisk Analytics, Inc. (Professional Svs.)		4.875%	01/15/2019	82,000	82,429
Verisk Analytics, Inc. (Professional Svs.)		5.800%	05/01/2021	211,000	222,020
Verisk Analytics, Inc. (Professional Svs.)		4.125%	09/12/2022	184,000	186,156
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	222,000	224,048
Wabtec Corp. (Machinery)		4.150%	03/15/2024	77,000	76,300
Wabtec Corp. (Machinery)		4.700%	09/15/2028	176,000	172,657

					2,942,155

INFORMATION TECHNOLOGY – 0.9%
Broadcom Corp. / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.625%	01/15/2024	76,000	73,704
Broadcom Corp. / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.125%	01/15/2025	227,000	210,807
Broadcom Corp. / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.875%	01/15/2027	341,000	321,601
Broadcom Corp. / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.500%	01/15/2028	48,000	43,590

52	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Dell International LLC / EMC Corp. (Computers & Peripherals)	(c)	6.020%	06/15/2026	$569,000	$605,954
First Data Corp. (IT Svs.)	(c)	7.000%	12/01/2023	266,000	276,973
Marvell Technology Group Ltd. (Semiconductors & Equip.)		4.200%	06/22/2023	108,000	107,443
Marvell Technology Group Ltd. (Semiconductors & Equip.)		4.875%	06/22/2028	123,000	123,576
Microchip Technology, Inc. (Semiconductors & Equip.)	(c)	3.922%	06/01/2021	118,000	117,301
Total System Services, Inc. (IT Svs.)		3.800%	04/01/2021	134,000	134,454
Total System Services, Inc. (IT Svs.)		4.800%	04/01/2026	369,000	379,545
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	270,000	273,336
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.900%	06/15/2028	589,000	592,057

					3,260,341

MATERIALS – 1.1%
Anglo American Capital PLC (Metals & Mining)	(c)	4.125%	09/27/2022	450,000	449,782
Ball Corp. (Containers & Packaging)		4.375%	12/15/2020	227,000	229,837
CF Industries, Inc. (Chemicals)	(c)	4.500%	12/01/2026	116,000	115,168
CF Industries, Inc. (Chemicals)		5.375%	03/15/2044	206,000	191,065
Freeport-McMoRan, Inc. (Metals & Mining)		3.100%	03/15/2020	76,000	75,145
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	295,000	286,887
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	103,000	99,644
Freeport-McMoRan, Inc. (Metals & Mining)		4.550%	11/14/2024	140,000	135,800
Freeport-McMoRan, Inc. (Metals & Mining)		5.450%	03/15/2043	267,000	242,302
Georgia-Pacific LLC (Paper & Forest Products)	(c)	3.163%	11/15/2021	99,000	97,645
Georgia-Pacific LLC (Paper & Forest Products)	(c)	3.600%	03/01/2025	386,000	382,057
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	07/02/2024	103,000	103,588
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	116,000	117,733
Steel Dynamics, Inc. (Metals & Mining)		4.125%	09/15/2025	197,000	188,667
Steel Dynamics, Inc. (Metals & Mining)		5.000%	12/15/2026	89,000	88,555
Syngenta Finance N.V. (Chemicals)	(c)	3.698%	04/24/2020	200,000	199,764
Syngenta Finance N.V. (Chemicals)	(c)	3.933%	04/23/2021	200,000	199,438
Syngenta Finance N.V. (Chemicals)	(c)	4.441%	04/24/2023	200,000	198,746
Syngenta Finance N.V. (Chemicals)	(c)	4.892%	04/24/2025	200,000	196,241
Teck Resources Ltd. (Metals & Mining)		4.500%	01/15/2021	20,000	20,200
Teck Resources Ltd. (Metals & Mining)	(c)	8.500%	06/01/2024	190,000	207,718
Teck Resources Ltd. (Metals & Mining)		6.250%	07/15/2041	45,000	47,250
Vulcan Materials Co. (Construction Materials)		4.500%	04/01/2025	223,000	223,469

					4,096,701

REAL ESTATE – 0.4%
Alexandria Real Estate Equities, Inc. (Equity REIT)		2.750%	01/15/2020	152,000	150,619
Alexandria Real Estate Equities, Inc. (Equity REIT)		4.600%	04/01/2022	257,000	263,743
Crown Castle International Corp. (Equity REIT)		5.250%	01/15/2023	222,000	232,656
Crown Castle International Corp. (Equity REIT)		3.200%	09/01/2024	177,000	168,336
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	197,000	199,849
Kennedy-Wilson, Inc. (Real Estate Mgmt. & Development)		5.875%	04/01/2024	282,000	277,770
Senior Housing Properties Trust (Equity REIT)		6.750%	12/15/2021	61,000	64,926

					1,357,899

UTILITIES – 0.3%
Duke Energy Corp. (Electric Utilities)		1.800%	09/01/2021	96,000	91,743
Duke Energy Corp. (Electric Utilities)		2.400%	08/15/2022	116,000	110,958
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.250%	05/15/2026	273,000	297,071
PPL WEM Ltd. / Western Power Distribution Ltd. (Electric Utilities)	(c)	5.375%	05/01/2021	203,000	210,281
Sempra Energy (Multi-Utilities)		QL + 50	01/15/2021	202,000	202,051
Southern Co. / The (Electric Utilities)		2.950%	07/01/2023	192,000	184,396

					1,096,500

Total Corporate Bonds (Cost $ 37,424,405)					$37,033,498

U.S. Government Agency Mortgage-Backed Securities – 7.0%		Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN AB6548		3.500%	10/01/2042	$111,818	$110,904
Fannie Mae Pool FN AB8407		3.500%	02/01/2043	27,909	27,543
Fannie Mae Pool FN AL3083		3.500%	12/01/2042	258,667	255,276
Fannie Mae Pool FN AL5310		3.500%	04/01/2044	4,708	4,669
Fannie Mae Pool FN AL5439		3.500%	11/01/2043	26,284	25,939
Fannie Mae Pool FN AL5887		4.500%	10/01/2044	29,788	31,161
Fannie Mae Pool FN AL5942		5.000%	07/01/2044	167,204	179,294
Fannie Mae Pool FN AL6348		3.500%	02/01/2045	37,667	37,173
Fannie Mae Pool FN AL6535		3.500%	02/01/2045	6,847	6,757
Fannie Mae Pool FN AL6542		4.500%	03/01/2045	49,695	51,980
Fannie Mae Pool FN AL6620		4.500%	08/01/2042	307,630	321,129

53	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	$23,168	$24,110
Fannie Mae Pool FN AL7381	4.500%	06/01/2045	125,266	130,118
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	20,187	19,942
Fannie Mae Pool FN AR2624	3.500%	02/01/2043	44,040	43,463
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	52,100	51,468
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	223,037	220,285
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	623,089	615,275
Fannie Mae Pool FN AS8510	4.500%	12/01/2046	75,417	78,203
Fannie Mae Pool FN AS9751	4.000%	05/01/2047	58,228	58,861
Fannie Mae Pool FN AT2957	3.000%	05/01/2043	33,449	32,269
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	80,242	76,865
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	126,963	121,620
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	16,836	16,142
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	358,734	343,820
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	534,211	512,002
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	26,438	26,098
Fannie Mae Pool FN BD0667	4.500%	06/01/2047	19,723	20,498
Fannie Mae Pool FN BD6435	4.000%	10/01/2046	9,968	10,101
Fannie Mae Pool FN BD8952	3.000%	11/01/2046	43,364	41,579
Fannie Mae Pool FN BD8980	3.000%	11/01/2046	41,385	39,681
Fannie Mae Pool FN BE0637	4.000%	07/01/2047	7,373	7,471
Fannie Mae Pool FN BE0640	4.500%	08/01/2047	18,062	18,772
Fannie Mae Pool FN BE2717	4.500%	07/01/2047	12,642	13,138
Fannie Mae Pool FN BE2732	4.000%	07/01/2047	26,352	26,702
Fannie Mae Pool FN BE2733	4.500%	07/01/2047	14,362	14,926
Fannie Mae Pool FN BE2774	4.000%	10/01/2047	58,037	58,808
Fannie Mae Pool FN BE2784	4.000%	11/01/2047	77,951	78,986
Fannie Mae Pool FN BE2786	4.500%	11/01/2047	70,925	73,711
Fannie Mae Pool FN BF0130	3.500%	08/01/2056	379,729	372,750
Fannie Mae Pool FN BF0167	3.000%	02/01/2057	344,994	327,066
Fannie Mae Pool FN BH1596	4.000%	01/01/2048	38,531	39,105
Fannie Mae Pool FN BH3305	4.500%	05/01/2047	29,421	30,677
Fannie Mae Pool FN BH3306	4.500%	05/01/2047	24,053	25,008
Fannie Mae Pool FN BH3307	4.500%	05/01/2047	24,239	25,191
Fannie Mae Pool FN BH3336	4.500%	05/01/2047	17,711	18,479
Fannie Mae Pool FN BH3337	4.500%	05/01/2047	14,267	14,873
Fannie Mae Pool FN BH3338	4.500%	05/01/2047	16,985	17,653
Fannie Mae Pool FN BH3540	4.000%	06/01/2047	6,927	7,003
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	80,508	79,356
Fannie Mae Pool FN BH4380	4.000%	06/01/2047	15,315	15,518
Fannie Mae Pool FN BH4639	4.500%	06/01/2047	10,485	10,923
Fannie Mae Pool FN BH4640	4.500%	05/01/2047	8,330	8,661
Fannie Mae Pool FN BH4667	4.500%	05/01/2047	5,476	5,704
Fannie Mae Pool FN BH4706	4.500%	05/01/2047	6,037	6,289
Fannie Mae Pool FN BH5672	4.000%	06/01/2047	15,238	15,394
Fannie Mae Pool FN BH5673	4.000%	07/01/2047	11,471	11,624
Fannie Mae Pool FN BH5725	4.000%	11/01/2047	90,536	91,522
Fannie Mae Pool FN BH6165	4.000%	07/01/2047	24,126	24,447
Fannie Mae Pool FN BH6168	4.000%	06/01/2047	30,832	31,241
Fannie Mae Pool FN BH6170	4.500%	07/01/2047	66,109	68,707
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	52,120	51,393
Fannie Mae Pool FN BH7029	4.000%	12/01/2047	177,343	179,275
Fannie Mae Pool FN BH7108	4.000%	01/01/2048	339,920	343,619
Fannie Mae Pool FN BH8168	4.000%	08/01/2047	27,958	28,329
Fannie Mae Pool FN BH8170	4.000%	08/01/2047	45,763	46,370
Fannie Mae Pool FN BH8171	4.500%	08/01/2047	92,162	95,783
Fannie Mae Pool FN BH8224	4.000%	08/01/2047	136,968	138,379
Fannie Mae Pool FN BH8655	4.000%	08/01/2047	12,171	12,296
Fannie Mae Pool FN BJ0241	4.000%	09/01/2047	12,751	12,920
Fannie Mae Pool FN BJ1588	4.000%	10/01/2047	26,594	26,947
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	137,946	136,137
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	24,886	24,536
Fannie Mae Pool FN BJ1735	4.000%	10/01/2047	53,634	54,346
Fannie Mae Pool FN BJ1747	4.000%	10/01/2047	32,462	32,893
Fannie Mae Pool FN BJ1758	4.000%	10/01/2047	51,557	52,242
Fannie Mae Pool FN BJ2553	3.500%	12/01/2047	163,857	161,378
Fannie Mae Pool FN BJ3260	4.500%	10/01/2047	6,632	6,893
Fannie Mae Pool FN BJ3265	4.000%	11/01/2047	24,143	24,463
Fannie Mae Pool FN BJ3443	4.000%	03/01/2048	33,602	34,103
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	100,621	99,361
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	35,851	35,371

54	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BJ4566		4.000%	01/01/2048	$342,047	$346,588
Fannie Mae Pool FN BJ4567		4.000%	01/01/2048	587,542	595,131
Fannie Mae Pool FN BJ5796		4.500%	03/01/2048	116,951	121,918
Fannie Mae Pool FN BJ5834		4.500%	05/01/2048	61,209	63,714
Fannie Mae Pool FN BJ5844		4.500%	04/01/2048	88,599	92,457
Fannie Mae Pool FN BK1964		4.000%	03/01/2048	143,798	145,718
Fannie Mae Pool FN BK1975		3.500%	03/01/2048	58,496	57,764
Fannie Mae Pool FN BK3986		4.500%	05/01/2048	71,931	74,937
Fannie Mae Pool FN BK4039		4.500%	06/01/2048	68,182	70,858
Fannie Mae Pool FN BK4157		4.000%	05/01/2048	363,991	367,727
Fannie Mae Pool FN BK5358		4.000%	05/01/2048	93,018	93,974
Fannie Mae Pool FN BK5378		4.000%	06/01/2048	142,861	144,327
Fannie Mae Pool FN BK8082		4.000%	08/01/2048	119,289	120,513
Fannie Mae Pool FN BK9368		4.000%	09/01/2048	134,000	135,376
Fannie Mae Pool FN BM3032		3.000%	02/01/2047	693,463	669,687
Fannie Mae Pool FN BM3144		4.000%	11/01/2047	157,098	158,914
Fannie Mae Pool FN BM3511		4.500%	02/01/2046	209,553	218,017
Fannie Mae Pool FN BM3878		4.000%	04/01/2048	72,055	73,128
Fannie Mae Pool FN BM3912		3.000%	03/01/2047	269,327	258,237
Fannie Mae Pool FN CA0532		3.500%	10/01/2047	316,837	312,027
Fannie Mae Pool FN MA1363		3.000%	02/01/2043	9,012	8,694
Fannie Mae Pool FN MA1404		3.500%	04/01/2043	146,871	144,946
Fannie Mae Pool FN MA3384		4.000%	06/01/2048	323,171	326,488
Fannie Mae REMICS FNR 2018-27 EA		3.000%	05/25/2048	325,817	311,276
Fannie Mae TBA	(e)	5.000%	10/15/2048	261,000	272,541
Freddie Mac Gold Pool FG G08622		3.000%	01/01/2045	63,604	61,218
Freddie Mac Gold Pool FG G08817		4.000%	06/01/2048	147,157	148,680
Freddie Mac Gold Pool FG G08831		4.000%	08/01/2048	2,133,048	2,155,002
Freddie Mac Gold Pool FG G08832		4.500%	08/01/2048	975,558	1,007,986
Freddie Mac Gold Pool FG G60658		3.500%	07/01/2046	425,409	421,405
Freddie Mac Gold Pool FG G60726		3.500%	10/01/2046	535,551	527,499
Freddie Mac Gold Pool FG G60989		3.000%	12/01/2046	707,737	678,236
Freddie Mac Gold Pool FG G61315		3.500%	02/01/2047	336,302	331,670
Freddie Mac Gold Pool FG G61338		3.000%	08/01/2047	1,800,851	1,726,070
Freddie Mac Gold Pool FG G61392		3.500%	12/01/2044	52,236	51,786
Freddie Mac Gold Pool FG G67710		3.500%	03/01/2048	638,342	629,363
Freddie Mac Gold Pool FG Q40332		4.000%	05/01/2046	68,948	69,875
Freddie Mac Gold Pool FG Q41917		3.500%	07/01/2046	85,937	84,718
Freddie Mac Gold Pool FG Q51328		3.500%	10/01/2047	253,395	249,528
Freddie Mac Gold Pool FG Q52419		3.500%	11/01/2047	112,669	110,990
Freddie Mac Gold Pool FG Q53205		3.500%	12/01/2047	80,602	79,584
Freddie Mac Gold Pool FG Q54450		3.500%	02/01/2048	32,981	32,525
Freddie Mac Gold Pool FG Q54453		3.500%	02/01/2048	33,052	32,570
Freddie Mac Gold Pool FG Q54647		3.500%	03/01/2048	339,215	334,003
Freddie Mac Gold Pool FG Q54780		3.500%	03/01/2048	80,378	79,143
Freddie Mac Gold Pool FG Q54952		4.000%	03/01/2048	91,936	93,162
Freddie Mac Gold Pool FG Q55522		4.000%	04/01/2048	134,387	135,771
Freddie Mac Gold Pool FG Q55628		4.000%	04/01/2048	145,828	147,719
Freddie Mac Gold Pool FG Q55894		4.000%	05/01/2048	65,349	66,021
Freddie Mac Gold Pool FG Q55913		4.000%	05/01/2048	387,813	391,848
Freddie Mac Gold Pool FG Q56524		4.000%	06/01/2048	104,883	105,966
Freddie Mac Gold Pool FG Q57835		4.000%	08/01/2048	453,231	459,979
Freddie Mac Gold Pool FG Q58012		4.500%	08/01/2048	110,875	114,517
Freddie Mac Gold Pool FG U91030		3.500%	02/01/2043	96,867	95,855
Freddie Mac Gold Pool FG U99096		4.500%	05/01/2044	128,145	133,928
Freddie Mac Gold Pool FG U99114		3.500%	02/01/2044	13,556	13,414
Freddie Mac Gold Pool FG V82645		3.000%	10/01/2046	350,262	335,669
Ginnie Mae I Pool GN 784059		4.000%	01/15/2045	283,575	290,404
Ginnie Mae I Pool GN 784182		4.500%	08/15/2046	461,429	482,739
Ginnie Mae I Pool GN BB4357		4.000%	07/15/2047	363,694	369,983
Ginnie Mae I Pool GN BC7161		4.000%	08/15/2047	76,961	78,291
Ginnie Mae I Pool GN BD7109		4.000%	11/15/2047	68,651	70,045
Ginnie Mae I Pool GN BD7135		4.000%	12/15/2047	91,387	93,244
Ginnie Mae II Pool G2 BB9817		4.000%	08/20/2047	33,431	34,233
Ginnie Mae II Pool G2 BH3672		4.500%	05/20/2048	47,029	49,066
Ginnie Mae II Pool G2 BH3673		4.500%	05/20/2048	196,956	205,487
Ginnie Mae II Pool G2 MA5332		5.000%	07/20/2048	1,228,455	1,286,253
Ginnie Mae II Pool G2 MA5468		5.000%	09/20/2048	398,000	416,174

Total U.S. Government Agency Mortgage-Backed Securities (Cost $ 26,696,748)					$26,137,540

55	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Purchased Options – 6.4%	Notional Amount	Expiration	Exercise Price	Contracts (f)	Value
S&P 500 Index Call Option	$21,854,850	December 2020	$2,750	75	$3,069,000
S&P 500 Index Call Option	17,483,880	December 2020	$2,800	60	2,262,000
S&P 500 Index Call Option	26,225,820	December 2020	$2,850	90	3,113,100
S&P 500 Index Call Option	10,198,930	December 2020	$2,900	35	1,104,950
S&P 500 Index Call Option	2,913,980	December 2020	$2,950	10	286,800
S&P 500 Index Call Option	5,827,960	December 2020	$3,000	20	518,000
S&P 500 Index Call Option	1,456,990	December 2020	$3,050	5	116,750
S&P 500 Index Put Option	2,913,980	December 2019	$2,750	10	117,400
S&P 500 Index Put Option	21,854,850	December 2020	$2,750	75	1,340,250
S&P 500 Index Put Option	17,483,880	December 2020	$2,800	60	1,144,200
S&P 500 Index Put Option	26,225,820	December 2020	$2,850	90	1,855,800
S&P 500 Index Put Option	10,198,930	December 2020	$2,900	35	776,300
S&P 500 Index Put Option	2,913,980	December 2020	$2,950	10	240,500
S&P 500 Index Put Option	5,827,960	December 2020	$3,000	20	522,000
S&P 500 Index Put Option	1,456,990	December 2020	$3,050	5	139,800
SPDR S&P 500 ETF Trust Call Option	1,744,320	December 2019	$250	60	310,860
SPDR S&P 500 ETF Trust Call Option	1,715,248	December 2019	$255	59	277,300
SPDR S&P 500 ETF Trust Call Option	2,761,840	December 2019	$260	95	410,875
SPDR S&P 500 ETF Trust Call Option	5,320,176	December 2019	$265	183	713,700
SPDR S&P 500 ETF Trust Call Option	2,471,120	December 2019	$270	85	299,200
SPDR S&P 500 ETF Trust Call Option	2,907,200	December 2019	$275	100	317,100
SPDR S&P 500 ETF Trust Call Option	3,488,640	December 2019	$280	120	336,480
SPDR S&P 500 ETF Trust Call Option	1,133,808	December 2019	$285	39	95,940
SPDR S&P 500 ETF Trust Call Option	2,761,840	December 2020	$270	95	422,370
SPDR S&P 500 ETF Trust Call Option	3,197,920	December 2020	$275	110	443,520
SPDR S&P 500 ETF Trust Call Option	2,151,328	December 2020	$280	74	278,758
SPDR S&P 500 ETF Trust Call Option	872,160	December 2020	$285	30	102,570
SPDR S&P 500 ETF Trust Call Option	1,308,240	December 2020	$290	45	143,865
SPDR S&P 500 ETF Trust Call Option	5,232,960	December 2020	$300	180	470,340
SPDR S&P 500 ETF Trust Call Option	3,081,632	December 2020	$305	106	247,722
SPDR S&P 500 ETF Trust Call Option	2,325,760	December 2020	$310	80	162,720
SPDR S&P 500 ETF Trust Put Option	1,744,320	December 2019	$250	60	43,080
SPDR S&P 500 ETF Trust Put Option	1,715,248	December 2019	$255	59	46,610
SPDR S&P 500 ETF Trust Put Option	2,761,840	December 2019	$260	95	83,505
SPDR S&P 500 ETF Trust Put Option	5,320,176	December 2019	$265	183	178,242
SPDR S&P 500 ETF Trust Put Option	2,471,120	December 2019	$270	85	92,140
SPDR S&P 500 ETF Trust Put Option	2,907,200	December 2019	$275	100	120,700
SPDR S&P 500 ETF Trust Put Option	3,488,640	December 2019	$280	120	159,000
SPDR S&P 500 ETF Trust Put Option	1,133,808	December 2019	$285	39	57,681
SPDR S&P 500 ETF Trust Put Option	2,761,840	December 2020	$270	95	157,035
SPDR S&P 500 ETF Trust Put Option	3,197,920	December 2020	$275	110	197,450
SPDR S&P 500 ETF Trust Put Option	2,151,328	December 2020	$280	74	146,520
SPDR S&P 500 ETF Trust Put Option	872,160	December 2020	$285	30	63,270
SPDR S&P 500 ETF Trust Put Option	1,308,240	December 2020	$290	45	104,355
SPDR S&P 500 ETF Trust Put Option	5,232,960	December 2020	$300	180	488,700
SPDR S&P 500 ETF Trust Put Option	3,081,632	December 2020	$305	106	311,640
SPDR S&P 500 ETF Trust Put Option	2,325,760	December 2020	$310	80	250,640

Total Purchased Options (Cost $23,316,606)					$24,140,738

Asset-Backed / Mortgage-Backed Securities – 3.8%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 0.1%
Applebee’s Funding LLC / IHOP Funding LLC 2014-1 A2	(c)	4.277%	09/05/2044	$197,010	$194,109

FINANCIALS – 3.7%
AmeriCredit Automobile Receivables Trust 2015-2 D		3.000%	06/08/2021	20,000	19,999
AmeriCredit Automobile Receivables Trust 2015-3 D		3.340%	08/08/2021	383,000	384,136
AmeriCredit Automobile Receivables Trust 2016-1 D		3.590%	02/08/2022	81,000	81,292
Angel Oak Mortgage Trust I, LLC 2018-2 A1	(c)	3.674%	07/27/2048	67,173	67,170
Arroyo Mortgage Trust 2018-1 A1	(c)	3.763%	04/25/2048	103,060	103,091
Bain Capital Credit CLO 2018-1A A1	(c)	QL + 96	04/23/2031	296,000	293,714
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A	(c)	3.652%	03/10/2037	169,000	165,517
BAMLL Commercial Mortgage Securities Trust 2014-FL1 E	(c)	ML + 550	12/15/2031	200,000	195,256
BBCMS Mortgage Trust 2018-TALL A	(c)	ML + 72	03/15/2037	845,000	844,471
BBCMS Trust 2015-SRCH A2	(c)	4.197%	08/10/2035	210,000	213,869
Bean Creek CLO Ltd. 2015-1A AR	(c)	QL + 102	04/20/2031	221,000	219,931
BHMS 2018-ATLS A	(c)	ML + 125	07/15/2035	226,000	226,227
BXP Trust 2017-GM A	(c)	3.379%	06/13/2039	96,000	92,796
Caesars Palace Las Vegas Trust 2017-VICI C	(c)	4.138%	10/15/2034	135,000	135,361

56	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
FINANCIALS (continued)
Caesars Palace Las Vegas Trust 2017-VICI D	(c)	4.499%	10/15/2034	$145,000	$145,177
Caesars Palace Las Vegas Trust 2017-VICI E	(c)	4.499%	10/15/2034	191,000	187,517
Carlyle Global Market Strategies CLO 2014-2RA A1	(c)	QL + 105	05/15/2031	328,000	326,769
Carlyle Global Market Strategies CLO 2016-1A A2R	(c)	QL + 145	04/20/2027	250,000	247,841
Carlyle Global Market Strategies CLO 2018-1A A1	(c)	QL + 102	04/20/2031	422,000	419,890
CIFC Funding 2013-4A A1RR	(c)	QL + 106	04/27/2031	250,000	249,692
CIFC Funding 2018-2A A1	(c)	QL + 104	04/20/2031	258,000	257,131
Credit Acceptance Auto Loan Trust 2018-2A A	(c)	3.470%	05/17/2027	250,000	249,810
CSMLT 2015-2 A6	(c)	3.500%	08/25/2045	126,866	125,300
Drive Auto Receivables Trust 2017-1 D		3.840%	03/15/2023	23,000	23,090
Drive Auto Receivables Trust 2017-AA D	(c)	4.160%	05/15/2024	130,000	131,296
Dryden 41 Senior Loan Fund 2015-41A AR	(c)	QL + 97	04/15/2031	250,000	249,066
Dryden 64 CLO Ltd. 2018-64A A	(c)	QL + 97	04/18/2031	250,000	248,020
Evergreen Credit Card Trust 2018-1 A	(c)	2.950%	03/15/2023	100,000	99,281
Exeter Automobile Receivables Trust 2018-2A C	(c)	3.690%	03/15/2023	105,000	104,747
Fannie Mae Connecticut Avenue Securities 2014-C02 1M2		ML + 260	05/25/2024	114,271	121,550
Fannie Mae Connecticut Avenue Securities 2014-C03 1M2		ML + 300	07/25/2024	466,662	500,315
Flagship Credit Auto Trust 2016-3 C	(c)	2.720%	07/15/2022	100,000	99,014
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3		ML + 450	02/25/2024	338,000	390,752
J.P. Morgan Chase Commercial Mortgage Securities Trust 2010-C2 E	(c)	5.828%	11/15/2043	100,000	99,106
J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-UES E	(c)	3.742%	09/05/2032	44,000	43,382
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI C	(c)	3.554%	10/05/2031	26,000	25,618
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI D	(c)	4.143%	10/05/2031	40,000	39,331
J.P. Morgan Mortgage Trust 2018-8 A13	(c)	4.000%	01/25/2049	70,559	69,658
LCM XIV LP 14A AR	(c)	QL + 104	07/20/2031	250,000	249,482
LCM XVIII LP 18A A1R	(c)	QL + 102	04/20/2031	389,000	388,987
loanDepot Station Place Agency Securitization Trust 2017-LD1 A (Acquired 11/29/2017 through 03/23/2018, Cost $327,042)	(c)(g)	ML + 80	11/25/2050	327,000	326,027
loanDepot Station Place Agency Securitization Trust 2017-LD1 B (Acquired 11/29/2017, Cost $65,000)	(c)(g)	ML + 100	11/25/2050	65,000	64,844
Magnetite VIII Ltd. 2014-8A AR2	(c)	QL + 98	04/15/2031	391,000	389,964
Magnetite XV Ltd. 2015-15A AR	(c)	QL + 101	07/25/2031	283,000	282,360
New Residential Mortgage Loan Trust 2017-3A A1	(c)	4.000%	04/25/2057	127,198	127,753
New Residential Mortgage Loan Trust 2018-2A A1	(c)	4.500%	02/25/2058	115,585	117,781
Octagon Investment Partners 36 Ltd. 2018-1A A1	(c)	QL + 97	04/15/2031	392,000	389,886
OneMain Direct Auto Receivables Trust 2018-1A C	(c)	3.850%	10/14/2025	100,000	100,272
OneMain Direct Auto Receivables Trust 2018-1A D	(c)	4.400%	01/14/2028	100,000	99,892
OSCAR U.S. Funding Trust V 2016-2A A3	(c)	2.730%	12/15/2020	40,000	39,933
OSCAR U.S. Funding Trust V 2016-2A A4	(c)	2.990%	12/15/2023	67,000	66,382
PFS Financing Corp. 2017-D A	(c)	2.400%	10/17/2022	100,000	98,142
Santander Drive Auto Receivables Trust 2015-1 D		3.240%	04/15/2021	341,000	341,370
Santander Drive Auto Receivables Trust 2015-4 D		3.530%	08/16/2021	53,000	53,163
Sequoia Mortgage Trust 2018-7 A4	(c)	4.000%	09/25/2048	99,019	99,221
Sequoia Mortgage Trust 2018-CH2 A12	(c)	4.000%	06/25/2048	259,958	261,702
Sequoia Mortgage Trust 2018-CH3 A11	(c)	4.000%	08/25/2048	136,925	137,584
Sounds Point CLO IV-R Ltd. 2013-3RA A	(c)	QL + 115	04/18/2031	250,000	249,995
Station Place Securitization Trust 2018-7 A	(c)	ML + 85	09/24/2019	460,000	460,000
Towd Point Mortgage Trust 2018-3 A1	(c)	3.750%	05/25/2058	97,582	97,618
Towd Point Mortgage Trust 2018-4 A1	(c)	3.000%	06/25/2058	161,039	156,248
Verizon Owner Trust 2016-2A C	(c)	2.360%	05/20/2021	139,000	136,858
Voya CLO 2015-2A BR	(c)	QL + 150	07/23/2027	250,000	249,990
Voya CLO 2018-1A A1	(c)	QL + 95	04/19/2031	427,000	427,080
Voya CLO 2018-2A A1	(c)	QL + 100	07/15/2031	361,028	359,637
Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ		5.413%	12/15/2043	52,393	52,639
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AJ		6.343%	05/15/2046	18,298	18,606
Westlake Automobile Receivables Trust 2018-1A C	(c)	2.920%	05/15/2023	16,000	15,856
Westlake Automobile Receivables Trust 2018-1A D	(c)	3.410%	05/15/2023	16,000	15,874
Westlake Automobile Receivables Trust 2018-2A B	(c)	3.200%	01/16/2024	37,000	36,950
Westlake Automobile Receivables Trust 2018-2A C	(c)	3.500%	01/16/2024	64,000	63,922
WinWater Mortgage Loan Trust 2015-5 A5	(c)	3.500%	08/20/2045	372,682	371,725

					13,843,926

Total Asset-Backed / Mortgage-Backed Securities (Cost $14,082,975)					$14,038,035

Bank Loans – 1.0%		Rate	Maturity	Face Amount	Value
COMMUNICATION SERVICES – 0.1%
Mission Broadcasting, Inc. (Index Floor: 0.00%) (Media)		QL + 250	01/17/2024	$20,363	$20,446

57	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Bank Loans (Continued)		Rate	Maturity	Face Amount	Value
COMMUNICATION SERVICES (continued)
Nexstar Broadcasting, Inc. (Index Floor: 0.00%) (Media)		QL + 250	01/17/2024	$149,637	$150,245
Zayo Group LLC (Index Floor: 1.00%) (Diversified Telecom. Svs.)		QL + 225	01/19/2024	119,000	119,497

					290,188

CONSUMER DISCRETIONARY – 0.4%
Aramark Services, Inc. (Index Floor: 0.00%) (Hotels, Restaurants & Leisure)		QL + 175	03/28/2024	195,000	195,244
Golden Nugget, Inc. (Index Floor: 0.75%) (Hotels, Restaurants & Leisure)		QL + 275	10/04/2023	246,000	246,839
Hilton Worldwide Finance LLC (Index Floor: 0.00%) (Hotels, Restaurants & Leisure)		QL + 175	10/25/2023	467,000	469,064
KFC Holding Co. (Index Floor: 0.00%) (Hotels, Restaurants & Leisure)		QL + 175	04/03/2025	461,000	461,290
Wyndham Hotels & Resorts, Inc. (Index Floor: 0.00%) (Hotels, Restaurants & Leisure)		QL + 175	05/30/2025	87,000	87,236

					1,459,673

CONSUMER STAPLES – 0.0%
Post Holdings, Inc. (Index Floor: 0.00%) (Food Products)		QL + 200	05/24/2024	52,000	51,991

HEALTH CARE – 0.0%
Bausch Health Cos., Inc. (Index Floor: 0.00%) (Pharmaceuticals)		QL + 300	06/01/2025	12,000	12,057
IQVIA, Inc. (Index Floor: 0.75%) (Life Sciences Tools & Svs.)		QL + 200	03/07/2024	66,000	66,181

					78,238

INFORMATION TECHNOLOGY – 0.1%
CommScope, Inc. (Index Floor: 0.00%) (Communications Equip.)		QL + 200	12/29/2022	131,000	131,491
Microchip Technology, Inc. (Index Floor: 0.00%) (Semiconductors & Equip.)		QL + 200	05/29/2025	283,000	283,059
SS&C European Holdings Sarl (Index Floor: 0.00%) (Software)		QL + 225	04/16/2025	8,395	8,401
SS&C Technologies, Inc. (Index Floor: 0.00%) (Software)		QL + 225	04/16/2025	25,045	25,061

					448,012

MATERIALS – 0.2%
Axalta Coating Systems U.S. Holdings, Inc. (Index Floor: 0.00%) (Chemicals)		QL + 175	06/01/2024	460,000	460,731
Reynolds Group Holdings, Inc. (Index Floor: 0.00%) (Containers & Packaging)		QL + 275	02/05/2023	338,000	339,420

					800,151

UTILITIES – 0.2%
NRG Energy, Inc. (Index Floor: 0.00%) (Ind. Power & Renewable Elec.)		QL + 175	06/30/2023	295,000	295,248
Vistra Operations Co. LLC (Index Floor: 0.00%) (Ind. Power & Renewable Elec.)		QL + 200	08/04/2023	312,000	312,284

					607,532

Total Bank Loans (Cost $ 3,740,313)					$3,735,785

Master Limited Partnerships – 0.5%				Shares	Value
FINANCIALS – 0.5%
Blackstone Group LP / The (Capital Markets)				50,953	$1,940,290

Total Master Limited Partnerships (Cost $ 1,215,741)					$1,940,290

Preferred Securities – 0.2%			Rate	Quantity	Value
FINANCIALS – 0.2%
Goldman Sachs Capital I (Capital Markets)			6.345%	497,000	$576,372

Total Preferred Securities (Cost $ 581,641)					$576,372

Money Market Funds – 12.4%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.14%	(h)			42,080,263	$42,084,471
State Street Institutional U.S. Government Money Market Fund Institutional Class, 1.97%	(h)			4,251,618	4,251,618

Total Money Market Funds (Cost $ 46,333,746)					$46,336,089

Total Investments – 100.6% (Cost $ 326,801,830)	(i)				$376,419,304
Total TBA Sales Commitments – (0.1)% (see the following Schedule of TBA Sales Commitments)					(272,541)
Liabilities in Excess of Other Assets – (0.5)%	(b)				(1,964,636)

Net Assets – 100.0%					$374,182,127

58	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	September 30, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

CLO:	Collaterized Loan Obligation
ML:	Monthly U.S. LIBOR Rate, 2.261% at 09/30/2018
QL:	Quarterly U.S. LIBOR Rate, 2.398% at 09/30/2018
TBA:	To Be Announced

Footnotes:

(a)	Non-income producing security.
(b)

Security is fully or partially pledged, in addition to $860,779 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2018. See also the following Schedule of Open Futures Contracts.

(c)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2018, the value of these securities totaled $21,618,071, or 5.8% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(d)

Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2018.

(e)

To Be Announced (TBA) purchase commitment. At September 30, 2018, the value of these TBA purchase commitments totaled $272,541, or 0.1% of the Potfolio’s net assets. See also the following Schedule of TBA Sales Commitments for corresponding sales commitments and Note 2 of the Notes to Schedules of Investments for description of TBA transactions.

(f)	100 shares per contract.
(g)	Represents a security deemed to be illiquid. At September 30, 2018, the value of illiquid securities in the Portfolio totaled $390,871, or 0.1% of the Portfolio’s net assets.
(h)	Rate represents the seven-day yield at September 30, 2018.
(i)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	September 30, 2018 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
U.S. Treasury Long Bond - Long	35	December 19, 2018	$ 5,065,253	$ 4,917,500	$ (147,753)	$(5,469)
10-Year U.S. Treasury Note - Long	1,618	December 19, 2018	194,799,533	192,188,063	(2,611,470)	50,063
CME E-mini S&P 500 Index - Long	218	December 21, 2018	31,720,335	31,817,100	96,765	(7,080)
			$231,585,121	$228,922,663	$(2,662,458)	$37,514

The accompanying notes are an integral part of these financial statements.

Schedule of TBA Sales Commitments	September 30, 2018 (Unaudited)

Description	Rate	Maturity	Face Amount	Value
Fannie Mae TBA Sale Commitment	5.000%	10/15/2048	$261,000	$(272,541)

Total TBA Sales Commitments (Proceeds $ 273,234)				$(272,541)

The accompanying notes are an integral part of these financial statements.

59

Ohio National Fund, Inc.	ON Conservative Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2018 (Unaudited)

Open-End Mutual Funds – 67.0%		Shares	Value
DFA International Core Equity Portfolio Institutional		61,444	$854,685
PIMCO Low Duration Institutional		979,893	9,524,558
PIMCO Real Return Institutional		1,210,295	12,950,156
PIMCO Total Return Institutional		1,488,309	14,749,144
Templeton Foreign Class R6		111,429	858,002
Western Asset Core Plus Bond IS		1,698,827	19,060,837

Total Open-End Mutual Funds			$57,997,382

Total Investments in Securities of Unaffiliated Issuers – 67.0% (Cost $59,288,365)	(a)		$57,997,382
Total Investments in Affiliates – 33.0% (Cost $27,090,784) (see schedule below)	(a)		28,531,480
Liabilities in Excess of Other Assets – 0.0%			(19,321)

Net Assets – 100.0%			$86,509,541

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2018 (Unaudited)

Affiliate		Value at January 1, 2018	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2018	Value at September 30, 2018
Open-End Mutual Funds – 33.0%
Ohio National Fund, Inc. - ON Bond Portfolio	(a)(b)	$6,475,591	$1,125,155	$1,400,846	$(31,586)	$(119,769)	$—	$—	352,891	$6,048,545
Ohio National Fund, Inc. - ON Federated High Income Bond Portfolio	(a)(b)	6,973,714	1,104,515	2,134,188	73,674	35,764	—	—	307,127	6,053,479
Ohio National Fund, Inc. - ON Federated Strategic Value Dividend Portfolio	(a)(b)	6,973,714	1,400,951	3,789,860	148,071	(395,767)	—	—	248,973	4,337,109
Ohio National Fund, Inc. - ON ICON Balanced Portfolio	(a)(b)	5,977,469	345,001	6,452,212	468,626	(338,884)	—	—	—	—
Ohio National Fund, Inc. - ON International Equity Portfolio	(a)(b)	—	2,053,519	298,435	(4,234)	(39,887)	—	—	115,606	1,710,963
Ohio National Fund, Inc. - ON S&P 500® Index Portfolio	(a)(b)	6,475,592	6,564,050	3,627,158	567,994	400,906	—	—	319,034	10,381,384

Total Open-End Mutual Funds					$1,222,545	$(457,637)	$—	$—		$28,531,480

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2018 (Unaudited)

Open-End Mutual Funds – 52.0%		Shares	Value
DFA International Core Equity Portfolio Institutional		388,483	$5,403,801
PIMCO Low Duration Institutional		2,252,476	21,894,068
PIMCO Real Return Institutional		2,550,620	27,291,636
PIMCO Total Return Institutional		3,595,368	35,630,094
Templeton Foreign Class R6		352,258	2,712,387
Vanguard International Growth Fund Admiral Class		27,559	2,701,063
Western Asset Core Plus Bond IS		4,146,536	46,524,133

Total Open-End Mutual Funds			$142,157,182

Total Investments in Securities of Unaffiliated Issuers – 52.0% (Cost $145,291,251)	(a)		$142,157,182
Total Investments in Affiliates – 48.0% (Cost $123,836,477) (see schedule below)	(a)		131,035,390
Liabilities in Excess of Other Assets – 0.0%			(48,511)

Net Assets – 100.0%			$273,144,061

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2018 (Unaudited)

Affiliate		Value at January 1, 2018	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2018	Value at September 30, 2018
Open-End Mutual Funds – 48.0%
Fidelity Advisor® Mid Cap II Class I	(a)	$6,513,631	$790,709	$2,117,277	$184,801	$83,280	$1,119	$105,202	242,775	$5,455,144
Fidelity Advisor® Real Estate I	(a)	6,513,631	777,615	4,452,999	(345,604)	275,501	41,861	—	124,804	2,768,144
Ohio National Fund, Inc. - ON Bond Portfolio	(a)(b)	17,912,486	2,004,952	3,114,871	(74,132)	(347,925)	—	—	955,689	16,380,510
Ohio National Fund, Inc. - ON Bristol Growth Portfolio	(a)(b)	6,513,631	836,830	2,418,612	493,908	36,968	—	—	207,393	5,462,725
Ohio National Fund, Inc. - ON Equity Portfolio	(a)(b)	22,797,709	1,844,165	16,699,359	1,286,141	(1,025,510)	—	—	192,472	8,203,146
Ohio National Fund, Inc. - ON Federated High Income Bond Portfolio	(a)(b)	19,540,894	1,495,092	4,933,995	170,022	122,250	—	—	831,774	16,394,263
Ohio National Fund, Inc. - ON Federated Strategic Value Dividend Portfolio	(a)(b)	26,054,525	2,161,088	13,451,113	428,638	(1,503,787)	—	—	785,841	13,689,351
Ohio National Fund, Inc. - ON ICON Balanced Portfolio	(a)(b)	19,540,894	9,431	19,962,794	1,550,079	(1,137,610)	—	—	—	—
Ohio National Fund, Inc. - ON International Equity Portfolio	(a)(b)	—	18,726,327	2,061,704	(35,196)	(402,923)	—	—	1,096,385	16,226,504
Ohio National Fund, Inc. - ON Janus Henderson Enterprise Portfolio	(a)(b)	—	2,978,112	356,268	8,252	104,534	—	—	62,721	2,734,630
Ohio National Fund, Inc. - ON Janus Henderson Forty Portfolio	(a)(b)	—	2,921,346	404,331	17,194	200,327	—	—	109,381	2,734,536
Ohio National Fund, Inc. - ON Nasdaq-100® Index Portfolio	(a)(b)	—	5,856,211	755,201	28,429	338,867	—	—	273,826	5,468,306
Ohio National Fund, Inc. - ON S&P 500® Index Portfolio	(a)(b)	17,912,486	20,913,714	9,005,237	1,462,039	1,496,427	—	—	1,007,358	32,779,429
Ohio National Fund, Inc. - ON S&P MidCap 400® Index Portfolio	(a)(b)	—	2,845,435	85,084	(23)	(21,626)	—	—	146,376	2,738,702

Total Open-End Mutual Funds					$5,174,548	$(1,781,227)	$42,980	$105,202		$131,035,390

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2018 (Unaudited)

Open-End Mutual Funds – 41.0%		Shares	Value
DFA Emerging Markets Portfolio Institutional		726,100	$20,171,061
DFA International Core Equity Portfolio Institutional		2,868,323	39,898,379
Lazard Emerging Markets Equity Class R6		1,168,081	20,207,800
PIMCO Low Duration Institutional		9,700,402	94,287,904
PIMCO Real Return Institutional		8,788,045	94,032,080
PIMCO Total Return Institutional		13,624,322	135,017,029
Templeton Foreign Class R6		1,733,929	13,351,262
Vanguard International Growth Fund Admiral Class		406,944	39,884,638
Western Asset Core Plus Bond IS		8,412,527	94,388,548

Total Open-End Mutual Funds			$551,238,701

Total Investments in Securities of Unaffiliated Issuers – 41.0% (Cost $561,191,869)	(a)		$551,238,701
Total Investments in Affiliates – 59.0% (Cost $735,094,339) (see schedule below)	(a)		793,967,702
Liabilities in Excess of Other Assets – 0.0%			(463,727)

Net Assets – 100.0%			$1,344,742,676

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2018 (Unaudited)

Affiliate		Value at January 1, 2018	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2018	Value at September 30, 2018
Open-End Mutual Funds – 59.0%
Fidelity Advisor® Mid Cap II Class I	(a)	$46,855,864	$1,692,490	$10,162,124	$955,910	$932,892	$8,279	$778,181	1,792,391	$40,275,032
Fidelity Advisor® Real Estate I	(a)	31,237,243	2,196,086	19,484,684	(548,187)	274,088	202,754	—	616,526	13,674,546
Ohio National Fund, Inc. - ON Bond Portfolio	(a)(b)	54,665,175	8,146,546	7,747,060	(171,738)	(1,115,834)	—	—	3,137,520	53,777,089
Ohio National Fund, Inc. - ON Bristol Portfolio	(a)(b)	46,855,864	1,473,751	10,274,611	1,825,537	463,843	—	—	1,270,289	40,344,384
Ohio National Fund, Inc. - ON ClearBridge Small Cap Portfolio	(a)(b)	62,474,486	597,575	16,211,905	2,233,074	5,102,601	—	—	828,303	54,195,831
Ohio National Fund, Inc. - ON Equity Portfolio	(a)(b)	93,711,729	638,269	55,290,542	4,687,098	(3,325,477)	—	—	948,406	40,421,077
Ohio National Fund, Inc. - ON Federated High Income Bond Portfolio	(a)(b)	78,093,107	337,928	12,301,883	564,966	585,660	—	—	3,413,484	67,279,778
Ohio National Fund, Inc. - ON Federated Strategic Value Dividend Portfolio	(a)(b)	124,948,971	1,997,934	41,225,057	1,488,500	(6,125,416)	—	—	4,654,703	81,084,932
Ohio National Fund, Inc. - ON ICON Balanced Portfolio	(a)(b)	124,948,971	454,684	128,487,861	10,830,152	(7,745,946)	—	—	—	—
Ohio National Fund, Inc. - ON International Equity Portfolio	(a)(b)	—	130,856,794	7,873,129	(130,736)	(3,045,707)	—	—	8,095,083	119,807,222
Ohio National Fund, Inc. - ON Janus Henderson Enterprise Portfolio	(a)(b)	—	14,230,131	1,300,199	26,132	509,511	—	—	308,843	13,465,575
Ohio National Fund, Inc. - ON Janus Henderson Forty Portfolio	(a)(b)	—	14,033,765	1,582,104	60,348	986,311	—	—	539,933	13,498,320
Ohio National Fund, Inc. - ON Nasdaq-100® Index Portfolio	(a)(b)	7,809,311	21,645,779	5,349,721	612,301	2,331,751	—	—	1,354,503	27,049,421
Ohio National Fund, Inc. - ON S&P 500® Index Portfolio	(a)(b)	140,567,593	43,982,813	38,506,671	6,236,047	9,362,918	—	—	4,967,508	161,642,700
Ohio National Fund, Inc. - ON S&P MidCap 400® Index Portfolio	(a)(b)	15,618,621	54,513,319	3,489,669	117,239	692,285	—	—	3,605,120	67,451,795

Total Open-End Mutual Funds					$28,786,643	$(116,520)	$211,033	$778,181		$793,967,702

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2018 (Unaudited)

Open-End Mutual Funds – 29.3%		Shares	Value
DFA Emerging Markets Portfolio Institutional		1,708,151	$47,452,443
DFA International Core Equity Portfolio Institutional		8,434,426	117,322,874
Lazard Emerging Markets Equity Class R6		2,746,213	47,509,479
PIMCO Low Duration Institutional		5,619,612	54,622,631
PIMCO Real Return Institutional		4,430,313	47,404,347
Templeton Foreign Class R6		3,059,178	23,555,668
Vanguard International Growth Fund Admiral Class		957,338	93,828,697
Western Asset Core Plus Bond IS		23,319,072	261,639,990

Total Open-End Mutual Funds			$693,336,129

Total Investments in Securities of Unaffiliated Issuers – 29.3% (Cost $713,321,903)	(a)		$693,336,129
Total Investments in Affiliates – 70.7% (Cost $1,523,178,395) (see schedule below)	(a)		1,677,643,399
Liabilities in Excess of Other Assets – 0.0%			(1,090,031)

Net Assets – 100.0%			$2,369,889,497

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2018 (Unaudited)

Affiliate		Value at January 1, 2018	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2018	Value at September 30, 2018
Open-End Mutual Funds – 70.7%
Fidelity Advisor® Mid Cap II Class I	(a)	$105,859,654	$3,343,527	$18,755,714	$1,621,292	$2,680,561	$18,868	$1,773,618	4,216,703	$94,749,320
Fidelity Advisor® Real Estate I	(a)	52,929,827	4,803,296	33,272,172	(1,724,612)	1,332,648	353,035	—	1,085,166	24,068,987
Ohio National Fund, Inc. - ON Bond Portfolio	(a)(b)	66,162,284	2,695,188	7,981,487	(180,198)	(1,405,319)	—	—	3,459,187	59,290,468
Ohio National Fund, Inc. - ON Bristol Growth Portfolio	(a)(b)	79,394,741	1,983,541	16,698,896	3,361,612	3,202,925	—	—	2,704,781	71,243,923
Ohio National Fund, Inc. - ON Bristol Portfolio	(a)(b)	79,394,741	2,098,580	14,245,890	2,481,225	1,435,060	—	—	2,240,671	71,163,716
Ohio National Fund, Inc. - ON Bryton Growth Portfolio	(a)(b)	18,525,439	409,202	6,016,204	1,290,312	2,441,311	—	—	539,186	16,650,060
Ohio National Fund, Inc. - ON ClearBridge Small Cap Portfolio	(a)(b)	79,394,741	665,479	17,965,017	2,105,710	7,420,843	—	—	1,094,632	71,621,756
Ohio National Fund, Inc. - ON Equity Portfolio	(a)(b)	211,719,309	933,073	143,007,172	11,155,568	(9,520,161)	—	—	1,672,469	71,280,617
Ohio National Fund, Inc. - ON Federated High Income Bond Portfolio	(a)(b)	79,394,741	1,638,298	11,044,103	464,356	749,276	—	—	3,612,510	71,202,568
Ohio National Fund, Inc. - ON Federated Strategic Value Dividend Portfolio	(a)(b)	264,649,136	8,271,726	95,870,576	2,248,569	(12,543,552)	—	—	9,572,635	166,755,303
Ohio National Fund, Inc. - ON ICON Balanced Portfolio	(a)(b)	185,254,395	305,775	190,442,329	15,914,248	(11,032,089)	—	—	—	—
Ohio National Fund, Inc. - ON International Equity Portfolio	(a)(b)	—	276,617,319	11,568,448	(197,326)	(6,500,721)	—	—	17,456,137	258,350,824
Ohio National Fund, Inc. - ON Janus Henderson Enterprise Portfolio	(a)(b)	—	24,677,035	1,862,532	43,457	891,047	—	—	544,702	23,749,007
Ohio National Fund, Inc. - ON Janus Henderson Forty Portfolio	(a)(b)	—	72,686,647	6,780,137	273,089	5,210,278	—	—	2,855,595	71,389,877
Ohio National Fund, Inc. - ON Janus Henderson Venture Portfolio	(a)(b)	119,092,111	2,161,864	33,099,550	6,758,659	11,915,004	—	—	2,743,402	106,828,088
Ohio National Fund, Inc. - ON Nasdaq-100® Index Portfolio	(a)(b)	26,464,913	74,199,849	15,536,642	1,812,883	8,407,824	—	—	4,774,603	95,348,827
Ohio National Fund, Inc. - ON S&P 500® Index Portfolio	(a)(b)	272,588,610	66,625,389	60,120,111	9,616,981	20,091,827	—	—	9,489,941	308,802,696
Ohio National Fund, Inc. - ON S&P MidCap 400® Index Portfolio	(a)(b)	—	95,815,152	353,454	(1,109)	(313,227)	—	—	5,085,375	95,147,362

Total Open-End Mutual Funds					$57,044,716	$24,463,535	$371,903	$1,773,618		$1,677,643,399

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio

Schedule of Investments in Affiliates	September 30, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	September 30, 2018 (Unaudited)

Open-End Mutual Funds – 20.4%		Shares	Value
DFA Emerging Markets Portfolio Institutional.		470,702	$13,076,094
DFA International Core Equity Portfolio Institutional		2,231,226	31,036,357
Lazard Emerging Markets Equity Class R6		757,484	13,104,477
PIMCO Real Return Institutional		976,653	10,450,187
Templeton Foreign Class R6		674,390	5,192,802
Vanguard International Growth Fund Admiral Class		263,806	25,855,609
Western Asset Core Plus Bond IS		701,137	7,866,757

Total Open-End Mutual Funds			$106,582,283

Total Investments in Securities of Unaffiliated Issuers – 20.4% (Cost $110,394,512)	(a)		$106,582,283
Total Investments in Affiliates – 79.6% (Cost $375,439,860) (see schedule below)	(a)		416,058,916
Liabilities in Excess of Other Assets – 0.0%			(197,323)

Net Assets – 100.0%			$522,443,876

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	September 30, 2018 (Unaudited)

Affiliate		Value at January 1, 2018	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2018	Value at September 30, 2018
Open-End Mutual Funds – 79.6%
Fidelity Advisor® Mid Cap II Class I	(a)	$21,755,922	$1,992,320	$3,739,719	$304,834	$574,136	$3,943	$370,672	929,572	$20,887,493
Fidelity Advisor® Real Estate I	(a)	10,877,961	2,039,820	7,549,432	(589,501)	532,031	76,461	—	239,444	5,310,879
Ohio National Fund, Inc. - ON Bond Portfolio	(a)(b)	2,719,490	3,103,277	539,277	(12,741)	(42,232)	—	—	305,048	5,228,517
Ohio National Fund, Inc. - ON Bristol Growth Portfolio	(a)(b)	16,316,941	1,395,066	3,355,614	674,036	680,821	—	—	596,479	15,711,250
Ohio National Fund, Inc. - ON Bristol Portfolio .	(a)(b)	21,755,922	1,985,886	3,879,389	661,889	395,922	—	—	658,697	20,920,230
Ohio National Fund, Inc. - ON Bryton Growth Portfolio	(a)(b)	2,719,490	225,410	887,065	196,449	367,875	—	—	84,914	2,622,159
Ohio National Fund, Inc. - ON ClearBridge Small Cap Portfolio	(a)(b)	27,194,902	2,310,342	6,569,680	749,699	2,643,083	—	—	402,390	26,328,346
Ohio National Fund, Inc. - ON Equity Portfolio .	(a)(b)	43,511,844	2,917,356	36,017,691	2,532,714	(2,466,007)	—	—	245,852	10,478,216
Ohio National Fund, Inc. - ON Federated High Income Bond Portfolio	(a)(b)	16,316,941	2,099,449	2,986,550	86,095	181,851	—	—	796,438	15,697,786
Ohio National Fund, Inc. - ON Federated Strategic Value Dividend Portfolio	(a)(b)	59,828,785	7,760,307	28,323,149	747,789	(3,227,918)	—	—	2,111,700	36,785,814
Ohio National Fund, Inc. - ON ICON Balanced Portfolio	(a)(b)	32,633,883	247,470	33,544,937	2,553,762	(1,890,178)	—	—	—	—
Ohio National Fund, Inc. - ON International Equity Portfolio	(a)(b)	—	70,860,889	1,853,412	(35,931)	(1,663,470)	—	—	4,547,843	67,308,076
Ohio National Fund, Inc. - ON Janus Henderson Enterprise Portfolio	(a)(b)	—	5,376,506	343,426	8,461	194,413	—	—	120,091	5,235,954
Ohio National Fund, Inc. - ON Janus Henderson Forty Portfolio	(a)(b)	—	21,029,168	1,624,810	66,989	1,526,288	—	—	839,905	20,997,635
Ohio National Fund, Inc. - ON Janus Henderson Venture Portfolio	(a)(b)	32,633,883	2,680,323	9,140,866	1,862,827	3,366,599	—	—	806,440	31,402,766
Ohio National Fund, Inc. - ON Nasdaq-100® Index Portfolio	(a)(b)	5,438,980	32,176,839	4,561,175	546,840	3,226,619	—	—	1,844,171	36,828,103
Ohio National Fund, Inc. - ON S&P 500® Index Portfolio	(a)(b)	65,267,766	16,160,307	10,061,989	1,598,088	5,617,702	—	—	2,414,932	78,581,874
Ohio National Fund, Inc. - ON S&P MidCap 400® Index Portfolio	(a)(b)	10,877,961	6,094,764	1,910,125	43,512	627,706	—	—	840,931	15,733,818

Total Open-End Mutual Funds					$11,995,811	$10,645,241	$80,404	$370,672		$416,058,916

Ohio National Fund, Inc.	ON Growth Model Portfolio

Schedule of Investments in Affiliates	September 30, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2018 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “40 Act”). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

∎	ON Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in equity securities.

∎

ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in corporate debt securities.

∎	ON Omni Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

∎

ON Capital Appreciation Portfolio – Long-term growth of capital by investing primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

∎	ON International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in equity securities of foreign companies.

∎	ON Foreign Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in foreign securities.

∎	ON Janus Henderson Forty Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

∎	ON Janus Henderson Venture Portfolio – Long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in stocks of small capitalization companies.

∎

ON Janus Henderson Enterprise Portfolio – Long-term total return by investing, under normal circumstances, at least 80% of its assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

∎

ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor’s 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its assets in securities included in the S&P 500® Index.

∎	ON Federated Strategic Value Dividend Portfolio – Growth of capital and income by investing primarily in high dividend paying common stocks with dividend growth potential.

∎

ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its assets in lower rated corporate debt obligations commonly referred to as “junk bonds”. The Portfolio’s investments are generally rated Ba or lower by Moody’s, or BB or lower by Standard & Poor’s or Fitch.

∎

ON ClearBridge Small Cap Portfolio – Long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics.

∎	ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its assets in the common stocks of companies composing the Nasdaq-100® Index.

∎	ON Bristol Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

∎

ON Bryton Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

∎

ON ICON Balanced Portfolio – Capital appreciation and income by investing, under normal circumstances, up to 75% of its assets in equity securities of domestic companies of any market capitalization while maintaining a minimum of 25% of its assets in fixed income securities.

∎

ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its assets in the securities included in the S&P MidCap 400® Index.

67	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

∎

ON Bristol Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

∎

ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

∎

ON Conservative Model Portfolio* – Current income and preservation of capital. The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 0-25%, International Equity 0-10%, and Fixed Income 65-90%.

∎

ON Moderately Conservative Model Portfolio* – Current income and moderate growth of capital with a greater emphasis on current income. The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

∎

ON Balanced Model Portfolio* – A balance between growth of capital and current income with a greater emphasis on growth of capital. The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

∎

ON Moderate Growth Model Portfolio* – Growth of capital and moderate current income with a greater emphasis on growth of capital. The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

∎

ON Growth Model Portfolio* – Growth of capital and some current income. The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

*	Collectively, the “ON Model Portfolios”.

The names presented above reflect the current Portfolio names. Effective May 1, 2018, several Portfolios of the Fund underwent name changes. The changes, approved by the Fund’s Board of Directors (the “Board”), are detailed below:

Portfolio Name Prior to May 1, 2018	Current Portfolio Name
Equity Portfolio	ON Equity Portfolio
Bond Portfolio	ON Bond Portfolio
Omni Portfolio	ON Omni Portfolio
Capital Appreciation Portfolio	ON Capital Appreciation Portfolio
Aggressive Growth Portfolio	ON Janus Henderson Forty Portfolio
Small Cap Growth Portfolio	ON Janus Henderson Venture Portfolio
Mid Cap Opportunity Portfolio	ON Janus Henderson Enterprise Portfolio
S&P 500® Index Portfolio	ON S&P 500® Index Portfolio
Stategic Value Portfolio	ON Federated Stategic Value Dividend Portfolio
High Income Bond Fund Portfolio	ON Federated High Income Bond Portfolio
ClearBridge Small Cap Portfolio	ON ClearBridge Small Cap Portfolio
Nasdaq-100® Index Portfolio	ON Nasdaq-100® Index Portfolio
Bristol Portfolio	ON Bristol Portfolio
Bryton Growth Portfolio	ON Bryton Growth Portfolio
Balanced Portfolio	ON ICON Balanced Portfolio
S&P MidCap 400® Index Portfolio	ON S&P MidCap 400® Index Portfolio
Bristol Growth Portfolio	ON Bristol Growth Portfolio
Risk Managed Balanced Portfolio	ON Risk Managed Balanced Portfolio

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

68	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 1.55 billion of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
ON Equity	35,000,000	ON Nasdaq-100® Index	50,000,000
ON Bond	30,000,000	ON Bristol	23,000,000
ON Omni	15,000,000	ON Bryton Growth	15,000,000
ON Capital Appreciation	25,000,000	ON ICON Balanced	90,000,000
ON International Equity	90,000,000	ON S&P MidCap 400® Index	30,000,000
ON Foreign	32,000,000	ON Bristol Growth	30,000,000
ON Janus Henderson Forty	24,000,000	ON Risk Managed Balanced	85,000,000
ON Janus Henderson Venture	30,000,000	ON Conservative Model	30,000,000
ON Janus Henderson Enterprise	21,000,000	ON Moderately Conservative Model	70,000,000
ON S&P 500® Index	90,000,000	ON Balanced Model	200,000,000
ON Federated Strategic Value Dividend	75,000,000	ON Moderate Growth Model	300,000,000
ON Federated High Income Bond	45,000,000	ON Growth Model	100,000,000
ON ClearBridge Small Cap	15,000,000

The Board periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).

69	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. The last trade or last evaluated bid may be used if an evaluated bid price is not available.

U.S. exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite-basis bid price will generally be used for valuation purposes.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2018:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Equity	Common Stocks**	$308,066,492	$4,235,018	$—
	Money Market Funds	5,854,844	—	—

		$313,921,336	$4,235,018	$—

70	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bond	Corporate Bonds**	$—	$276,390,020	$—
	Asset-Backed Securities**	—	7,462,363	—
	Sovereign Issues	—	2,857,500	—
	Money Market Funds	2,515,536	—	—

		$2,515,536	$286,709,883	$—

ON Omni	Common Stocks**	$55,185,446	$—	$—
	Corporate Bonds**	—	11,902,399	—
	Master Limited Partnerships**	1,151,273	—	—
	U.S. Treasury Obligations	—	1,027,305	—
	Asset-Backed Securities**	—	325,549	—
	Money Market Funds	1,136,460	—	—

		$57,473,179	$13,255,253	$—

ON Capital Appreciation	Common Stocks**	$114,434,758	$1,980,578	$—
	Money Market Funds	680,751	—	—

		$115,115,509	$1,980,578	$—

ON International Equity	Common Stocks**	$97,217,665	$479,338,609	$—
	Preferred Securities**	—	5,559,020	—
	Money Market Funds	19,800,221	—	—

		$117,017,886	$484,897,629	$—

ON Foreign	Common Stocks**	$8,845,239	$55,618,612	$—
	Money Market Funds	2,439,238	—	—

		$11,284,477	$55,618,612	$—

ON Janus Henderson Forty	Common Stocks**	$180,181,312	$—	$—
	Money Market Funds	1,565,958	—	—

		$181,747,270	$—	$—

ON Janus Henderson Venture	Common Stocks**	$257,550,335	$2,719,585	$—
	Master Limited Partnerships**	4,622,036	—	—
	Money Market Funds	10,172,977	—	—

		$272,345,348	$2,719,585	$—

ON Janus Henderson Enterprise	Common Stocks**	$120,193,346	$2,026,836	$—
	Money Market Funds	2,098,196	—	—

		$122,291,542	$2,026,836	$—

ON S&P 500® Index	Common Stocks**	$1,259,543,164	$—	$—
	Money Market Funds	8,010,770	—	—

		$1,267,553,934	$—	$—

	Futures Contracts	$(7,348)	$—	$—
ON Federated Strategic Value Dividend	Common Stocks**	$310,510,526	$67,873,408	$—
	Money Market Funds	9,099,011	—	—

		$319,609,537	$67,873,408	$—

ON Federated High Income Bond	Corporate Bonds**	$—	$272,817,680	$—
	Money Market Funds	8,539,174	—	—

		$8,539,174	$272,817,680	$—

ON ClearBridge Small Cap	Common Stocks**	$245,779,010	$—	$—
	Money Market Funds	813,745	—	—

		$246,592,755	$—	$—

71	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Nasdaq-100® Index	Common Stocks**	$415,230,984	$—	$—
	Money Market Funds	585,759	—	—

		$415,816,743	$—	$—

	Futures Contracts	$13,563	$—	$—

ON Bristol	Common Stocks**	$192,672,496	$—	$—
	Master Limited Partnerships**	4,213,819	—	—
	Money Market Funds	1,023,744	—	—

		$197,910,059	$—	$—

ON Bryton Growth	Common Stocks**	$53,306,564	$—	$—
	Money Market Funds	2,121,871	—	—

		$55,428,435	$—	$—

ON ICON Balanced	Common Stocks**	$371,185,115	$—	$—
	Corporate Bonds**	—	101,297,170	—
	Closed-End Mutual Funds	22,325,138	—	—
	Preferred Securities**	16,712,337	—	—
	U.S. Treasury Obligations	—	14,526,445	—
	Asset-Backed Securities**	—	6,790,325	—
	Purchased Options	79,488	—	—
	Money Market Funds	25,750,334	—	—

		$436,052,412	$122,613,940	$—

ON S&P MidCap 400® Index	Common Stocks**	$245,555,145	$—	$—
	Money Market Funds	1,781,071	—	—

		$247,336,216	$—	$—

	Futures Contracts	$1,217	$—	$—

ON Bristol Growth	Common Stocks**	$113,798,482	$—	$—
	Master Limited Partnerships**	2,527,217	—	—
	Money Market Funds	3,017,296	—	—

		$119,342,995	$—	$—

ON Risk Managed Balanced	Common Stocks**	$183,078,413	$—	$—
	U.S. Treasury Obligations	—	39,402,544	—
	Corporate Bonds**	—	37,033,498	—
	U.S. Government Agency Mortgage-Backed Securities	—	26,137,540	—
	Purchased Options	7,584,063	16,556,675	—
	Asset-Backed / Mortgage-Backed Securities**	—	14,038,035	—
	Bank Loans**	—	3,735,785	—
	Master Limited Partnerships**	1,940,290	—	—
	Preferred Securities**	—	576,372	—
	Money Market Funds	46,336,089	—	—

		$238,938,855	$137,480,449	$—

	Futures Contracts	$(2,662,458)	$—	$—

	TBA Sales Commitments	$—	$(272,541)	$—

ON Conservative Model	Open-End Mutual Funds	$86,528,862	$—	$—

ON Moderately Conservative Model	Open-End Mutual Funds	$273,192,572	$—	$—

ON Balanced Model	Open-End Mutual Funds	$1,345,206,403	$—	$—

ON Moderate Growth Model	Open-End Mutual Funds	$2,370,979,528	$—	$—

72	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Growth Model	Open-End Mutual Funds	$522,641,199	$—	$—

    **   For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

For the nine-month period ended September 30, 2018, there were transfers of securities from Level 1 pricing at December 31, 2017 to Level 2 pricing at September 30, 2018. The changes in level and reasons for transfer for each security are detailed in the table below:

Portfolio	Security Name	Value at December 31, 2017	Value at September 30, 2018	Reason for Transfer
ON Foreign	Sinopec Engineering Group Co. Ltd.	758,200	897,807	(1)
ON Foreign	SKY Network Television Ltd.	$631,683	$453,175	(1)
ON Risk Managed Balanced	SPDR S&P 500 ETF Trust Call Option, Expiration: 12/20/2019, Exercise Price: $265	474,519	713,700	(2)
ON Risk Managed Balanced	SPDR S&P 500 ETF Trust Call Option, Expiration: 12/20/2019, Exercise Price: $270	197,200	299,200	(2)
ON Risk Managed Balanced	SPDR S&P 500 ETF Trust Call Option, Expiration: 12/20/2019, Exercise Price: $285	58,890	95,940	(2)

(1)  The fair valuation service provider reported the security did not meet the minimum predictability threshold to be fair valued on December 31, 2017, whereas in the current period, the security met the threshold to be fair valued.

(2)  Purchased call or put option that was valued at last sale price as reported by a Board-approved independent pricing service at December 31, 2017, whereas in the current period, this option was valued at the evaluated composite-basis bid price, as last sale price was not available.

For the nine-month period ended September 30, 2018, there were transfers of securities from Level 2 pricing at December 31, 2017 to Level 1 pricing at September 30, 2018. The changes in level and reasons for transfer for each security are detailed in the table below:

Portfolio	Security Name	Value at December 31, 2017	Value at September 30, 2018	Reason for Transfer
ON International Equity	Cielo SA	$1,365,394	$4,319,675	(1)
ON Foreign	Flow Traders	361,188	434,891	(2)
ON Foreign	Sinopharm Group Co. Ltd.	668,569	745,613	(2)
ON Risk Managed Balanced	SPDR S&P 500 ETF Trust Put Option, Expiration: 12/20/2019, Exercise Price: $265	389,790	178,242	(3)
ON Risk Managed Balanced	SPDR S&P 500 ETF Trust Put Option, Expiration: 12/20/2019, Exercise Price: $270	197,370	92,140	(3)
ON Risk Managed Balanced	SPDR S&P 500 ETF Trust Put Option, Expiration: 12/20/2019, Exercise Price: $275	253,000	120,700	(3)

(1)

Security is traded on an exchange in which the close time is typically consistent with the close time of U.S. equity markets. However, at December 31, 2017, the local exchange was closed, causing the security to be fair valued. The security was not subject to fair value at September 30, 2018, as the close time was once again consistent with the close time of U.S. equity markets.

(2)

The fair valuation service provider reported the security met the minimum predictability threshold to be fair valued at December 31, 2017, whereas in the current period, the security did not meet threshold to be fair valued.

(3)

Purchased call or put option that was valued at the evaluated composite-basis bid price at December 31, 2017, as there was no last sale price available, whereas in the current period, this option was valued at last sale price as reported by a Board-approved independent pricing service.

73	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

Below is a reconciliation that details the activity of securities in Level 3 during the nine-month period ended September 30, 2018:

ON Janus Henderson Venture
Beginning Balance – January 1, 2018	$253,247
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	160,217
Issuances	—
Settlements	(413,464)
Transfers out of Level 3 (due to availability of active market quotations or significant observable market inputs)	—
Transfers into Level 3 (due to lack of active market quotations or significant observable inputs)	—
Ending Balance – September 30, 2018	—
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$160,217

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. The ON International Equity and ON Foreign Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Bond and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

74	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

The Fund satisfies its distribution requirements, as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, by using consent dividends rather than cash distributions. The consent dividends, when authorized, become taxable to the Fund’s shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or recognized. The Board’s intent is that the Fund will not distribute any realized gain distributions (consent or otherwise) until any applicable capital loss carryforwards have been offset or expired.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland. The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

TBA Commitments

To Be Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The ON Risk Managed Balanced Portfolio was the only Portfolio to engage in TBA transactions and did not take delivery of individual mortgage-backed securities during the nine-month period ended September 30, 2018.

75	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

Mortgage Dollar Rolls

A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction, in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices. The Risk Managed Balanced Portfolio was the only Portfolio to engage in MDR transactions during the nine-month period ended September 30, 2018.

New Accounting Pronouncements and Regulations

In March 2017, the FASB issued ASU 2017-18, which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s management is currently evaluating the impact of the amendment on the Fund’s financial statements.

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules, which introduce two new regulatory reporting forms for investment companies – Form N-Port and Form N-CEN – also contain amendments to Regulation S-X that require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Fund has adopted the enhanced disclosures regarding derivatives and investments in affiliates, which had no effect on the Fund’s net assets or results of operations. The Fund’s management is currently evaluating the impact that the final release of these Rules may have on the Fund’s future financial reporting disclosures.

Subsequent Events

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised,

76	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The ON Balanced Portfolio held and purchased put options during the nine-month period ended September 30, 2018. These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500 Index during the nine-month period ended September 30, 2018. These instruments were used by the Risk Management Component of the Risk Managed Balanced Portfolio to provide for that Portfolio’s stated risk management strategy.

Written and purchased options are non-income producing securities.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio’s operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party’s position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above,

77	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

Portions of the ON S&P 500® Index, ON Nasdaq-100® Index, and ON S&P MidCap 400® Index Portfolios’ cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at September 30, 2018 as collateral for the Portfolios’ futures contracts. The futures contracts were used by the Portfolios for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. There were other futures contracts that were executed and closed in those Portfolios during the nine-month period ended September 30, 2018. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2018.

Portions of the ON Risk Managed Balanced Portfolio’s securities and cash holdings, as noted on the Portfolio’s Schedule of Investments, were pledged at September 30, 2018 as collateral for the Portfolio’s futures contracts. The futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. There were other futures contracts that were executed and closed in the Portfolio during the nine-month period ended September 30, 2018. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2018.

(4)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at September 30, 2018 for federal income tax purposes.

	ON Equity	ON Bond	ON Omni	ON Capital Appreciation	ON International Equity	ON Foreign
Gross unrealized:
Appreciation	$55,749,345	$985,738	$5,188,761	$17,438,939	$42,653,003	$5,511,679
Depreciation	(14,312,553)	(10,032,100)	(2,045,345)	(4,248,382)	(49,007,783)	(6,577,365)

Net unrealized appreciation (depreciation)	$41,436,792	$(9,046,362)	$3,143,416	$13,190,557	$(6,354,780)	$(1,065,686)

Aggregate cost of investments:	$276,719,562	$298,271,781	$67,585,016	$103,905,530	$608,270,295	$67,968,775

	ON Janus Henderson Forty	ON Janus Henderson Venture	ON Janus Henderson Enterprise	ON S&P 500® Index	ON Federated Strategic Value Dividend	ON Federated High Income Bond
Gross unrealized:
Appreciation	$31,715,343	$83,139,566	$12,639,560	$351,376,482	$22,564,749	$3,850,198
Depreciation	(1,310,895)	(6,789,981)	(3,263,980)	(27,395,030)	(27,834,989)	(7,470,308)

Net unrealized appreciation (depreciation)	$30,404,448	$76,349,585	$9,375,580	$323,981,452	$(5,270,240)	$(3,620,110)

Aggregate cost of investments:	$151,342,822	$198,715,348	$114,942,798	$943,565,134	$392,753,185	$284,976,964

	ON ClearBridge Small Cap	ON Nasdaq-100® Index	ON Bristol	ON Bryton Growth	ON ICON Balanced	ON S&P MidCap 400® Index
Gross unrealized:
Appreciation	$57,860,466	$137,472,248	$17,372,011	$6,421,530	$74,979,664	$12,152,625
Depreciation	(15,197,342)	(4,538,834)	(6,074,396)	(1,536,134)	(14,927,453)	(6,177,060)

Net unrealized appreciation (depreciation)	$42,663,124	$132,933,414	$11,297,615	$4,885,396	$60,052,211	$5,975,565

Aggregate cost of investments:	$203,929,631	$282,896,892	$186,612,444	$50,543,039	$498,614,141	$241,361,868

78	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

	ON Bristol Growth	ON Risk Managed Balanced	ON Conservative Model	ON Moderately Conservative Model	ON Balanced Model	ON Moderate Growth Model
Gross unrealized:
Appreciation	$12,713,634	$55,571,751	$1,594,224	$8,000,312	$63,339,928	$162,750,177
Depreciation	(2,874,802)	(13,564,837)	(3,141,174)	(12,696,841)	(67,582,034)	(145,943,643)

Net unrealized appreciation (depreciation)	$9,838,832	$42,006,914	$(1,546,950)	$(4,696,529)	$(4,242,106)	$16,806,534

Aggregate cost of investments:	$109,504,163	$331,749,932	$88,075,812	$277,889,101	$1,349,448,509	$2,354,172,994

	ON Growth Model
Gross unrealized:
Appreciation	$42,315,454
Depreciation	(32,829,643)

Net unrealized appreciation (depreciation)	$9,485,811

Aggregate cost of investments:	$513,155,388

(5)	Legal Matters

In December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation (“MDL”) in the U.S. District Court, Southern District of New York. Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. On September 23, 2013, the Court granted the motion to dismiss the individual creditors’ state-law fraudulent conveyance claim. On December 20, 2013, the plaintiffs appealed the dismissal to the Second Circuit Court of Appeals. On March 29, 2016, the Court of Appeals affirmed the dismissal and rejected the plaintiffs’ appeal. On September 9, 2016, plaintiffs filed a petition for writ of certiorari in the Supreme Court and the defendants opposed it. On April 3, 2018, the Supreme Court issued a “Statement” from two justices announcing that consideration of the petition for certiorari would be deferred for an undetermined period of time to “allow” the Court of Appeals or the District Court to consider, among other things, whether the Court of Appeal’s decision should be vacated as a result of the Supreme Court’s recent decision in Merit Management Group, LP v. FTI Consulting, Inc. On April 10, 2018, the plaintiffs filed a motion in the Court of Appeals asking the Court to vacate its decision and remand to the District Court for further proceedings in light of Merit Management. The shareholder defendants have opposed the motion. The Court has not yet ruled on the motion.

On January 6, 2017, the Court granted the motion to dismiss the Trustee’s actual fraudulent conveyance claim. The plaintiff will almost certainly appeal to the Second Circuit Court of Appeals. Because of a procedural issue, however, the plaintiff cannot automatically appeal the decision, but must first obtain permission from the District Court. On February 23, 2017, the District Court issued an order stating that it intended to delay certification of the motion to dismiss until certain other pending motions to dismiss are resolved. The timetable for resolution of the pending motions to dismiss remains unclear; the parties involved are currently engaged in discovery. On July 18, 2017, the plaintiff sought permission to amend his complaint to include a constructive fraudulent transfer claim, based on the potential outcome of a case—Merit Management Group, LP v. FTI Consulting, Inc.—which at the time was pending in the Supreme Court. The District Court denied the request without prejudice, but noted that plaintiff may have a strong argument that he should be allowed to amend his complaint depending on the outcome of Merit Management. On February 27, 2018, the Supreme Court issued its decision in Merit Management, which provides new grounds for the Trustee to assert previously

79	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	September 30, 2018 (Unaudited)

barred constructive fraudulent transfer claims against the shareholder defendants. On March 8, 2018, the Trustee renewed his request to amend his complaint to add a constructive fraudulent transfer claim. On March 13, 2018, counsel for a number of shareholder defendants opposed the renewed request. The District Court has not yet ruled on the Trustee’s request.

The outcome of these proceedings cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

80

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ohio National Fund, Inc.

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President
(Principal Executive Officer)
November 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ohio National Fund, Inc.

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President
(Principal Executive Officer)
November 14, 2018

By:	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer
(Principal Financial Officer)
November 14, 2018